                                                      Registration Nos: 33-14954
                                                                        811-5199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
      Pre-Effective Amendment No.                                   [ ]
      Post-Effective Amendment No. 27                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
      Amendment No. 29                                              [X]
                        (Check appropriate box or boxes)

                       STEINROE VARIABLE INVESTMENT TRUST
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-426-3750
                                  ------------
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service                      Copies to
---------------------------            --------------------------------
R. Scott Henderson, Esquire            John M. Loder, Esquire
Columbia Management                    Ropes & Gray LLP
Advisors, Inc.                         One International Place
One Financial Center                   Boston, Massachusetts 02110-2624
Boston, MA 02111

                                       Cameron Avery, Esquire
                                       Bell, Boyd and Lloyd LLC
                                       Three First National Plaza
                                       70 W. Madison Street, Suite 3300
                                       Chicago, Illinois 60602


It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b).
[ ]   On (date) pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on May 1, 2005 pursuant to paragraph (a)(1).
[X]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This amendment relates solely to the Registrant's Colonial Small Cap Value Fund, Variable Series, Colonial Strategic Income Fund, Variable Series, Columbia International Fund, Variable Series, Liberty Growth & Income Fund, Variable Series, Liberty S&P 500 Index Fund, Variable Series, and Liberty Select Value Fund, Variable Series series. No information contained in the registration statement with respect to any other series of the Registrant is amended or superceded hereby.

                       STEINROE VARIABLE INVESTMENT TRUST
                                  (THE "TRUST")

        SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2005 (THE "PROSPECTUS")

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
                  COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
                  LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES
                   LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES
                   LIBERTY SELECT VALUE FUND, VARIABLE SERIES

                   (Each a Fund, and, collectively, the Funds)

     The Prospectus is hereby supplemented with the following information:

     1. The name of the trust on the front cover of the prospectus is revised to read "SteinRoe Variable Investment Trust."

     2. The date on the front cover of the Prospectus is revised to read "________________, 2006."

     3. Effective ____________, 2006, Columbia High Yield Fund, Variable Series (the "High Yield Fund") merged with Nations High Yield Bond Portfolio. Accordingly, all references to the High Yield Fund in the Prospectus dated May 1, 2005, as supplemented, are removed.

     4. The "Calendar Year Total Returns" and "Average Annual Total Returns" tables for the Funds in the section entitled "Performance History" are updated and restated in their entirety as follows:

CALENDAR YEAR TOTAL RETURNS

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

CLASS A

1999    2000   2001    2002    2003   2004    2005
----   -----   ----   -----   -----   ----   -----
6.34%  18.88%  9.30%  -6.12%  39.30%  22.7%  [___]%

For the periods shown above:
Best quarter: [2nd quarter 2003, +19.23%]
Worst quarter: [3rd quarter 2002, -16.36%]

CLASS B(1)

1999    2000   2001    2002    2003    2004    2005
----   -----   ----   -----   -----   -----   -----
6.34%  18.88%  9.20%  -6.14%  39.34%  22.51%  [___]%

For the periods shown above:

Best quarter: [2nd quarter 2003, +19.36%]
Worst quarter: [3rd quarter 2002, -16.36%]

AVERAGE ANNUAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2005

                                                                       LIFE OF
                                INCEPTION DATE   1 YEAR   5 YEARS     THE FUND
                                --------------   ------   -------     --------
Class A (%)                         5/19/98      [22.70]  [15.83]     [10.39]
Class B (%)                         6/1/00       [22.51]  [15.77(1)]  [10.35(1)]
Russell Index (%)                     N/A        [22.25]  [17.23]     [10.21(2)]
S&P 600/Barra Value Index (%)         N/A        [23.26]  [15.08]     [9.71(3)]

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on May 19, 1998, and Class B shares were initially offered on June 1, 2000.

(2)  Performance information is from May 19, 1998.

(3)  Performance information is from May 31, 1998.

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

CLASS A

1996   1997   1998   1999   2000   2001   2002    2003    2004    2005
----   ----   ----   ----   ----   ----   ----   -----   -----   -----
9.83%  9.11%  6.03%  1.78%  0.16%  3.68%  8.41%  18.54%  10.16%  [___]%

For the periods shown above:
Best quarter: [2nd quarter 2003, +7.22%]
Worst quarter: [3rd quarter 2002, -2.10%]

CLASS B(1)

1996   1997   1998   1999   2000   2001   2002    2003   2004    2005
----   ----   ----   ----   ----   ----   ----   -----   ----   -----
9.83%  9.11%  6.03%  1.78%  0.07%  3.54%  8.08%  18.43%  9.85%  [___]%

For the periods shown above:
Best quarter: [2nd quarter 2003, +7.23%]
Worst quarter: [3rd quarter 2002, -2.20%]

AVERAGE ANNUAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2005

                        INCEPTION DATE   1 YEAR   5 YEARS    10 YEARS
                        --------------   ------   -------    --------
Class A (%)                 7/5/94       [10.16]  [8.01]     [8.44]
Class B (%)                 6/1/00        [9.85]  [7.82(1)]  [8.35(1)]
Lehman Government (%)         N/A         [4.19]  [8.00]     [7.80(1)]
Credit Index

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on July 5, 1994, and Class B shares were initially offered on June 1, 2000.

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

CLASS A

1996    1997    1998    1999    2000     2001     2002     2003    2004    2005
----   -----   -----   -----   ------   ------   ------   -----   -----   -----
5.61%  -3.27%  12.96%  40.58%  -18.47%  -24.35%  -13.35%  35.54%  13.73%  [___]%

For the periods shown above:
Best quarter: [4th quarter 1999, +23.31%]
Worst quarter: [1st quarter 2001, -17.62%]

CLASS B(1)

1996    1997    1998    1999    2000     2001     2002     2003    2004    2005
----   -----   -----   -----   ------   ------   ------   -----   -----   -----
5.61%  -3.27%  12.96%  40.58%  -18.47%  -24.35%  -13.56%  35.21%  13.48%  [___]%

For the periods shown above:
Best quarter: [4th quarter 1999, +23.31%]
Worst quarter: [1st quarter 2002, -17.62%]

AVERAGE ANNUAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2005

                      INCEPTION DATE   1 YEAR   5 YEARS     10 YEARS
                      --------------   ------   -------     --------
Class A (%)               5/2/94       [13.73]  [-3.80]     [3.53]
Class B (%)               6/1/00       [13.48]  [-3.94(1)]  [3.46(1)]
MSCO EAFE Index (%)         N/A        [20.25]  [-1.13]     [5.62]
MSCI AC World               N/A        [21.37]  [0.02]      [6.02]
ex-US Index (%)

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on July 5, 1994, and Class B shares were initially offered on June 1, 2000.

LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

CLASS A

 1996    1997    1998    1999   2000    2001    2002     2003    2004    2005
-----   -----   -----   -----   ----   -----   ------   -----   -----   -----
21.84%  32.23%  20.15%  12.00%  3.60%  -0.60%  -21.95%  19.79%  13.76%  [___]%

For the periods shown above:
Best quarter: [4th quarter 1998, +21.79%]
Worst quarter: [3rd quarter 2002, -20.41%]

CLASS B(1)

 1996    1997    1998    1999   2000    2001    2002     2003    2004    2005
-----   -----   -----   -----   ----   -----   ------   -----   -----   -----
21.84%  32.23%  20.15%  12.00%  3.43%  -0.65%  -22.06%  19.66%  13.46%  [___]%

For the periods shown above:
Best quarter: [4th quarter 1999, +21.79%]
Worst quarter: [1st quarter 2002, -20.38%]

AVERAGE ANNUAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2005

                    INCEPTION DATE   1 YEAR   5 YEARS    10 YEARS
                    --------------   ------   -------    --------
Class A (%)             5/2/94       [13.76]  [1.84]     [11.91]
Class B (%)             6/1/00       [13.46]  [1.69(1)]  [11.82(1)]
S&P 500 Index (%)         N/A        [10.88]  [-2.30]    [12.07]

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on July 5, 1994, and Class B shares were initially offered on June 1, 2000.

LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES
CLASS A

 2001     2002     2003    2004   2005
------   ------   -----   -----   ----
-11.98%  -22.55%  27.80%  10.13%  [__]%

For the periods shown above:
Best quarter: [2nd quarter 2003, +15.26%]
Worst quarter: [3rd quarter 2002, -17.27%]

CLASS B

 2001     2002     2003    2004   2005
------   ------   -----   -----   ----
-12.07%  -22.75%  27.68%  10.12%  [__]%

For the periods shown above:
Best quarter: [2nd quarter 2003, +15.16%]
Worst quarter: [3rd quarter 2002, -17.41%]

AVERAGE ANNUAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2005

                                                 LIFE OF
                    INCEPTION DATE    1 YEAR    THE FUND
                    --------------   -------   ----------
Class A (%)             5/30/00      [10.13]   [-2.07]
Class B (%)             5/30/00      [10.12]   [-2.16]
S&P 500 Index (%)         N/A        [10.88]   [-1.23(1)]

(1)  Performance information is from May 30, 2000.

LIBERTY SELECT VALUE FUND, VARIABLE SERIES

CLASS A

2001    2002     2003    2004   2005
----   ------   -----   -----   ----
3.55%  -11.07%  27.61%  15.59%  [__]%

For the periods shown above:
Best quarter: [4th quarter 2003, +13.72%]
Worst quarter: [3rd quarter 2002, -16.37%]

CLASS B

 2001    2002     2003    2004   2005
-----   ------   -----   -----   ----
-3.47%  -11.21%  27.44%  15.32%  [__]%

For the periods shown above:
Best quarter: [2nd quarter 2003, +13.73%]
Worst quarter: [3rd quarter 2002, -16.39%]

AVERAGE ANNUAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2005

                                                 LIFE OF
                    INCEPTION DATE    1 YEAR    THE FUND
                    --------------   -------   ----------
Class A (%)             5/30/00      [15.59]   [9.43]
Class B (%)             5/30/00      [15.32]   [9.29]
S&P 500 Index (%)         N/A        [23.71]   [14.44(1)]

(1)  Performance information is from May 30, 2000.

     5. The "Annual Fund Operating Expenses" and "Example Expenses" tables in the "Your Expenses" section for each Fund are updated and restated in their entirety as follows:

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                           CLASS A    CLASS B
                                           -------   ---------
Management fees (%)                         [0.80]   [0.80]
Distribution and service (12b-1) fee (%)    [0.00]   [0.25](1)
Other expenses (%)                          [0.17]   [0.17]
Total Annual fund operating expenses        [0.97]   [1.22](1)

(1) The Fund's advisor and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminate by the advisor or distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    [$99]    [$309]    [$536]   [$1,190]
Class B   [$124]    [$387]    [$670]   [$1,477]

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS A   CLASS B
                                            -------   -------
Management fees (%)                          [0.60]    [0.60]
Distribution and service (12b-1) fees (%)    [0.00]    [0.25]
Other expenses (%)                           [0.15]    [0.15]
Total Annual fund operating expenses         [0.75]    [1.00]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    [$77]    [$240]    [$417]     [$930]
Class B   [$102]    [$318]    [$552]   [$1,225]

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                             CLASS A    CLASS B
                                            --------   --------
Management fees (%)                         [0.87]     [0.87]
Distribution and service (12b-1) fees (%)   [0.00]     [0.25]
Other expenses (%)                          [0.26](1)  [0.26](1)
Total Annual fund operating expenses        [1.13]     [1.38]

(1) The Fund's advisory has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.95%. If this waiver were reflected in the table, other expenses for Class A shares would be 0.08% and total annual fund operating expenses for Class A shares would be 0.95%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A   [$115]    [$359]    [$622]   [$1,375]
Class B   [$140]    [$437]    [$755]   [$1,657]

LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                             CLASS A      CLASS B
                                            ---------   -----------
Management fees (%)                         [0.77]      [0.77]
Distribution and service (12b-1) fees (%)   [0.00]      [0.25](2)
Other expenses (%)                          [0.07](1)   [0.07](2)
Total Annual fund operating expenses        [0.84](1)   [1.09](1)(2)

(1) The Fund's advisory has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80%. If this waiver were reflected in the table, other expenses for Class A shares would be 0.03% and total annual fund operating expenses for Class A shares would be 0.80%. This arrangement may be modified or terminated by the advisor at any time. These expenses do not reflect Columbia's undertaking to limit the Fund's total fund operating expenses to .80% for one year following the merger of Nations Value Portfolio into the fund, which will be effective only if that merger closes.

(2) The Fund's distributor has voluntarily agreed to waive 0.02% of the 12b-1 fee for Class B shares. If this waiver were reflected in the table the 12b-1 fee for Class B shares would be 0.23% and total annual fund operating expenses for Class B shares would be 1.03% (taking into account the fee waiver discussed in footnote (1) above). This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    [$86]    [$268]    [$466]   [$1,037]
Class B   [$111]    [$347]    [$601]   [$1,329]

LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS A   CLASS B
                                            -------   -------
Management fees (%)                          [0.20]    [0.20]
Distribution and service (12b-1) fees (%)    [0.00]    [0.25]
Other expenses (%)                           [0.24]    [0.24]
Total Annual fund operating expenses         [0.44]    [0.69]

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    [$45]    [$141]    [$246]    [$555]
Class B    [$70]    [$221]    [$384]    [$859]

LIBERTY SELECT VALUE FUND, VARIABLE SERIES

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS A   CLASS B
                                            -------   -------
Management fees (%)                          [0.70]   [0.70]
Distribution and service (12b-1) fees (%)    [0.00]   [0.25](1)
Other expenses (%)                           [0.16]   [0.16]
Total Annual fund operating expenses         [0.86]   [1.11](1)

(1) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.24% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    [$88]    [$274]    [$477]   [$1,061]
Class B   [$113]    [$353]    [$612]   [$1,352]

     6. The section entitled "Financial Highlights" is updated and restated in its entirety as follows:

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES (CLASS A SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED                       YEAR ENDED DECEMBER 31,
                                            JUNE 30,    ---------------------------------------------------------
                                              2005        2004      2003           2002         2001        2000
                                          -----------   -------   -------         ------       ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 16.94       $ 14.23   $ 10.48         $11.56       $10.73      $ 9.12
                                          -------       -------   -------         ------       ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                    0.07          0.09      0.07           0.02         0.02        0.07
Net realized and unrealized gain (loss)
   on investments and foreign currency      (0.23)         3.13      4.03          (0.73)        0.98        1.65
                                          -------       -------   -------         ------       ------      ------
      Total from Investment Operations      (0.16)         3.22      4.10          (0.71)        1.00        1.72
                                          -------       -------   -------         ------       ------      ------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:

From net investment income                     --         (0.07)    (0.03)         (0.01)       (0.02)      (0.05)
From net realized gains                        --         (0.44)    (0.32)         (0.36)       (0.15)      (0.06)
                                          -------       -------   -------         ------       ------      ------
      Total Distributions Declared to
         Shareholders                          --         (0.51)    (0.35)         (0.37)       (0.17)      (0.11)
                                          -------       -------   -------         ------       ------      ------
NET ASSET VALUE, END OF PERIOD            $ 16.78       $ 16.94   $ 14.23         $10.48       $11.56      $10.73
                                          =======       =======   =======         ======       ======      ======

Total return (b)(c)                         (0.94)%(d)    22.70%    39.30%(e)      (6.12)%(e)    9.30%(e)   18.88%(e)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                 0.90%(g)      0.97%     1.10%          1.10%        1.10%       1.07%
Net investment income (f)                    0.87%(g)      0.57%     0.59%          0.18%        0.22%       0.76%
Waiver/reimbursement                           --            --      0.11%          0.04%        0.22%       0.82%
Portfolio turnover rate                        21%(d)        30%       55%           125%          56%         54%
Net assets, end of period (000's)         $13,281       $14,557   $10,738         $7,893       $9,361      $7,616

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(d)  Not annualized.

(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)  Annualized.

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES (CLASS B SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                           SIX MONTHS                                                PERIOD
                                             ENDED               YEAR ENDED DECEMBER 31,              ENDED
                                            JUNE 30,     --------------------------------------   DECEMBER 31,
                                              2005         2004       2003      2002      2001      2000 (a)
                                          -----------    --------   -------   -------    ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  16.92       $  14.22   $ 10.47   $ 11.55    $10.73    $ 9.21
                                          --------       --------   -------   -------    ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                     0.05           0.07      0.07      0.02      0.02      0.06
Net realized and unrealized gain (loss)
   on investments and foreign currency       (0.23)          3.12      4.03     (0.73)     0.97      1.57
                                          --------       --------   -------   -------    ------    ------
      Total from Investment Operations       (0.18)          3.19      4.10     (0.71)     0.99      1.63
                                          --------       --------   -------   -------    ------    ------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                      --          (0.05)    (0.03)    (0.01)    (0.02)    (0.05)
From net realized gains                         --          (0.44)    (0.32)    (0.36)    (0.15)    (0.06)
                                          --------       --------   -------   -------    ------    ------
      Total Distributions Declared to
         Shareholders                           --          (0.49)    (0.35)    (0.37)    (0.17)    (0.11)
                                          --------       --------   -------   -------    ------    ------
NET ASSET VALUE, END OF PERIOD            $  16.74       $  16.92   $ 14.22   $ 10.47    $11.55    $10.73
                                          ========       ========   =======   =======    ======    ======
Total return (c)(d)(e)                       (1.06)%(f)     22.51%    39.34%    (6.14)%    9.20%    17.72%(f)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                  1.10%(h)       1.10%     1.10%     1.10%     1.10%     1.10%(h)
Net investment income (g)                     0.67%(h)       0.43%     0.54%     0.18%     0.22%     1.01%(h)
Waiver/reimbursement                          0.05%(h)       0.12%     0.36%     0.29%     0.47%     1.07%(h)
Portfolio turnover rate                         21%(f)         30%       55%      125%       56%       54%
Net assets, end of period (000's)         $334,337       $264,487   $58,730   $12,080    $9,020    $3,469

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Had the Investment Advisor and/or Distributor not waived a portion of expenses, total return would have been reduced.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES (CLASS A SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                     (UNAUDITED)
                                      SIX MONTHS
                                        ENDED                      YEAR ENDED DECEMBER 31,
                                       JUNE 30,    -------------------------------------------------------
                                         2005        2004       2003       2002       2001          2000
                                     -----------   --------   --------   --------   --------      --------
NET ASSET VALUE,
   BEGINNING OF PERIOD               $  9.96       $   9.80   $   8.90   $   8.92   $   9.43      $  10.44
                                     -------       --------   --------   --------   --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)               0.30           0.61       0.62       0.65       0.81(b)       0.97
Net realized and unrealized gain
   (loss) on investments
   and foreign currency                (0.26)          0.39       1.03       0.10      (0.46)(b)     (0.96)
                                     -------       --------   --------   --------   --------      --------
      Total from Investment
         Operations                     0.04           1.00       1.65       0.75       0.35          0.01
                                     -------       --------   --------   --------   --------      --------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                --          (0.84)     (0.75)     (0.75)     (0.84)        (0.99)
Return of capital                         --             --         --      (0.02)     (0.02)        (0.03)
                                     -------       --------   --------   --------   --------      --------
      Total Distributions Declared
         to Shareholders                  --          (0.84)     (0.75)     (0.77)     (0.86)        (1.02)
                                     -------       --------   --------   --------   --------      --------
NET ASSET VALUE, END OF PERIOD       $ 10.00       $   9.96   $   9.80   $   8.90   $   8.92      $   9.43
                                     =======       ========   ========   ========   ========      ========
Total return (c)(d)                     0.40%(e)      10.16%     18.54%      8.41%      3.68%         0.16%
RATIOS TO AVERAGE NET ASSETS/

   SUPPLEMENTAL DATA:
Expenses (f)                            0.72%(g)       0.80%      0.80%      0.76%      0.85%         0.76%
Net investment income (f)               6.03%(g)       6.08%      6.42%      7.16%      8.42%(b)      9.36%
Portfolio turnover rate                   19%(e)        103%        61%        62%        62%           31%
Net assets, end of period (000's)    $93,480       $102,612   $109,894   $106,415   $123,041      $143,629

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 8.70% to 8.42%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)  Annualized.

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES (CLASS B SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                           SIX MONTHS                                                PERIOD
                                             ENDED              YEAR ENDED DECEMBER 31,               ENDED
                                            JUNE 30,    -------------------------------------      DECEMBER 31,
                                              2005        2004      2003      2002      2001         2000 (a)
                                          -----------   -------   -------   -------   -------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  9.95       $  9.80   $  8.89   $  8.91   $  9.41       $10.24
                                          -------       -------   -------   -------   -------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                    0.29          0.59      0.60      0.63      0.79(c)      0.56
Net realized and unrealized gain (loss)
   on investments and foreign currency      (0.26)         0.38      1.04      0.09     (0.46)(c)    (0.37)
                                          -------       -------   -------   -------   -------       ------
      Total from Investment Operations       0.03          0.97      1.64      0.72      0.33         0.19
                                          -------       -------   -------   -------   -------       ------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                     --         (0.82)    (0.73)    (0.72)    (0.81)       (0.99)
Return of capital                              --            --        --     (0.02)    (0.02)       (0.03)
                                          -------       -------   -------   -------   -------       ------
      Total Distributions Declared
         to Shareholders                       --         (0.82)    (0.73)    (0.74)    (0.83)       (1.02)
                                          -------       -------   -------   -------   -------       ------
NET ASSET VALUE, END OF PERIOD            $  9.98       $  9.95   $  9.80   $  8.89   $  8.91       $ 9.41
                                          =======       =======   =======   =======   =======       ======
Total return (d)(e)(f)                       0.30%(g)      9.85%    18.43%     8.08%     3.54%        1.92%(g)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                                 0.97%(i)      1.00%     1.00%     1.00%     1.00%        1.00%(i)
Net investment income (h)                    5.78%(i)      5.88%     6.17%     6.92%     8.27%(c)     9.39%(i)
Waiver/reimbursement                           --          0.05%     0.05%     0.01%     0.10%        0.03%(i)
Portfolio turnover rate                        19%(g)       103%       61%       62%       62%          31%
Net assets, end of period (000's)         $58,455       $60,210   $55,825   $32,407   $19,481       $3,579

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 8.55% to 8.27%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES (CLASS A SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                 (UNAUDITED)
                                  SIX MONTHS
                                    ENDED                           YEAR ENDED DECEMBER 31,
                                   JUNE 30,       ----------------------------------------------------------
                                     2005           2004            2003         2002       2001       2000
                                 -----------      -------         -------      -------    -------    -------
NET ASSET VALUE,
   BEGINNING OF PERIOD           $  1.90          $  1.69         $  1.26      $  1.46    $  1.93    $  2.79
                                 -------          -------         -------      -------    -------    -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (a)           0.02             0.02            0.03         0.01       0.01       0.03
Net realized and unrealized
   gain (loss) on investments,
   foreign currency and
   foreign capital gains tax       (0.06)            0.21            0.42        (0.20)     (0.48)     (0.55)
                                 -------          -------         -------      -------    -------    -------
      Total from Investment
         Operations                (0.04)            0.23            0.45        (0.19)     (0.47)     (0.52)
                                 -------          -------         -------      -------    -------    -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment
   income                             --            (0.02)          (0.02)       (0.01)        --      (0.04)
In excess of net investment
   income                             --               --              --           --         --         --(b)
From net realized gains               --               --              --           --         --      (0.30)
In excess of net realized
   gains                              --               --              --           --         --         --(b)
                                 -------          -------         -------      -------    -------    -------
      Total Distributions
         Declared to
         Shareholders                 --            (0.02)          (0.02)       (0.01)        --      (0.34)
                                 -------          -------         -------      -------    -------    -------
NET ASSET VALUE,
   END OF PERIOD                 $  1.86          $  1.90         $  1.69      $  1.26    $  1.46    $  1.93
                                 =======          =======         =======      =======    =======    =======
Total return (c)(d)                (2.11)%(e)(f)    13.73%(f)(g)    35.54%(f)   (13.35)%   (24.35)%   (18.47)%

RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                        0.95%(i)         0.95%           0.97%        1.13%      1.23%      1.08%
Net investment income (h)           2.30%(i)         0.98%           1.84%        0.62%      0.41%      1.20%
Waiver/reimbursement                0.16%(i)         0.21%           0.18%          --         --         --
Portfolio turnover rate               32%(e)          101%            104%          39%        34%        76%
Net assets, end of period
   (000's)                       $62,164          $70,391         $75,184      $28,883    $41,299    $61,372

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e)  Not annualized.

(f) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES (CLASS B SHARES)

Selected data for a share outstanding throughout each period is as follows:

                              (UNAUDITED)
                               SIX MONTHS                                                          PERIOD
                                 ENDED                    YEAR ENDED DECEMBER 31,                   ENDED
                                JUNE 30,      ----------------------------------------------    DECEMBER 31,
                                  2005         2004           2003         2002        2001       2000 (a)
                              -----------     ------         ------      -------     -------    ------------
NET ASSET VALUE,
   BEGINNING OF PERIOD        $ 1.90          $ 1.69         $ 1.26      $  1.46     $  1.93     $ 2.50
                              ------          ------         ------      -------     -------     ------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income
   (loss) (b)                   0.02            0.01           0.03         0.01          --(c)   (0.01)
Net realized and
   unrealized gain (loss)
   on investments, foreign
   currency and foreign
   capital gains tax           (0.07)           0.22           0.41        (0.21)      (0.47)     (0.22)
                              ------          ------         ------      -------     -------     ------
      Total from Investment
         Operations            (0.05)           0.23           0.44        (0.20)      (0.47)     (0.23)
                              ------          ------         ------      -------     -------     ------
LESS DISTRIBUTIONS
   DECLARED TO
   SHAREHOLDERS:
From net investment
   income                         --           (0.02)         (0.01)          --(c)       --      (0.04)
In excess of net
   investment income              --              --             --           --          --         --(c)
From net realized
   gains                          --              --             --           --          --      (0.30)
In excess of net
   realized gains                 --              --             --           --          --         --(c)
                              ------          ------         ------      -------     -------     ------
      Total Distributions
         Declared to
         Shareholders             --           (0.02)         (0.01)          --          --      (0.34)
                              ------          ------         ------      -------     -------     ------
NET ASSET VALUE,
   END OF PERIOD              $ 1.85          $ 1.90         $ 1.69      $  1.26     $  1.46     $ 1.93
                              ======          ======         ======      =======     =======     ======
Total return (d)(e)            (2.63)%(f)(g)   13.48%(g)(h)   35.21%(g)   (13.56)%    (24.35)%    (9.01)%(f)
RATIOS TO AVERAGE
   NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (i)                    1.20%(j)        1.20%          1.22%        1.38%       1.48%      1.33%(j)
Net investment income
   (loss) (i)                   2.05%(j)        0.72%          1.71%        0.37%       0.16%     (0.43)%(j)
Waiver/reimbursement            0.16%(j)        0.21%          0.18%          --          --         --
Portfolio turnover rate           32%(f)         101%           104%          39%         34%        76%
Net assets, end of
   period (000's)             $5,889          $6,792         $6,817      $     1     $     1     $    1

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f)  Not annualized.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES (CLASS A SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                     (UNAUDITED)
                                      SIX MONTHS
                                        ENDED                      YEAR ENDED DECEMBER 31,
                                       JUNE 30,       ------------------------------------------------
                                         2005           2004          2003          2002        2001
                                     -----------      --------      --------      --------    --------
NET ASSET VALUE,
   BEGINNING OF PERIOD               $  15.82         $  14.15      $  11.97      $  15.55    $  18.27
                                     --------         --------      --------      --------    --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (a)                0.13             0.25          0.21          0.15        0.16
Net realized and unrealized gain
   (loss) on investments                (0.03)            1.70          2.16         (3.56)      (0.35)
                                     --------         --------      --------      --------    --------
      Total from Investment
         Operations                      0.10             1.95          2.37         (3.41)      (0.19)
                                     --------         --------      --------      --------    --------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                 --            (0.28)        (0.19)        (0.17)      (0.15)
In excess of net investment
   income                                  --               --            --            --          --
From net realized gains                    --               --            --            --       (2.34)
Return of capital                          --               --            --            --       (0.04)
                                     --------         --------      --------      --------    --------
      Total Distributions Declared
         to Shareholders                   --            (0.28)        (0.19)        (0.17)      (2.53)
                                     --------         --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD       $  15.92         $  15.82      $  14.15      $  11.97    $  15.55
                                     ========         ========      ========      ========    ========
Total return (c)(d)                      0.63%(e)(f)     13.76%(e)     19.79%(e)    (21.95)%     (0.60)%

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                             0.80%(h)         0.76%         0.80%         0.88%       0.96%
Net investment income (g)                1.67%(h)         1.68%         1.66%         1.08%       0.92%
Waiver/reimbursement                     0.04%(h)         0.11%         0.09%           --          --
Portfolio turnover rate                    21%(f)           37%           73%           69%         53%
Net assets, end of period (000's)    $187,141         $206,695      $216,923      $113,335    $180,053

                                     YEAR ENDED DECEMBER 31,
                                               2000
                                     -----------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $  19.85
                                            --------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (a)                       0.17
Net realized and unrealized gain
   (loss) on investments                        0.54
                                            --------
      Total from Investment
         Operations                             0.71
                                            --------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                     (0.17)
In excess of net investment
   income                                         --(b)
From net realized gains                        (2.12)
Return of capital                                 --
                                            --------
      Total Distributions Declared
         to Shareholders                       (2.29)
                                            --------
NET ASSET VALUE, END OF PERIOD              $  18.27
                                            ========
Total return (c)(d)                             3.60%

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                    0.88%
Net investment income (g)                       0.85%
Waiver/reimbursement                              --
Portfolio turnover rate                          120%
Net assets, end of period (000's)           $203,366

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES (CLASS B SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                                     (UNAUDITED)
                                                      SIX MONTHS                                                PERIOD
                                                        ENDED              YEAR ENDED DECEMBER 31,               ENDED
                                                       JUNE 30,    --------------------------------------    DECEMBER 31,
                                                         2005        2004      2003      2002       2001       2000 (a)
                                                     -----------   -------   -------   -------    -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 15.80       $ 14.14   $ 11.95   $ 15.53    $ 18.26     $19.82
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                               0.11          0.21      0.18      0.13       0.15       0.08
Net realized and unrealized gain (loss) on
   investments                                         (0.03)         1.69      2.17     (3.56)     (0.35)      0.65
                                                     -------       -------   -------   -------    -------     ------
      Total from Investment Operations                  0.08          1.90      2.35     (3.43)     (0.20)      0.73
                                                     -------       -------   -------   -------    -------     ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                --         (0.24)    (0.16)    (0.15)     (0.15)     (0.17)
In excess of net investment income                        --            --        --        --         --         --(c)
From net realized gains                                   --            --        --        --      (2.34)     (2.12)
Return of capital                                         --            --        --        --      (0.04)        --
                                                     -------       -------   -------   -------    -------     ------
      Total Distributions Declared to Shareholders        --         (0.24)    (0.16)    (0.15)     (2.53)     (2.29)
                                                     -------       -------   -------   -------    -------     ------
NET ASSET VALUE, END OF PERIOD                       $ 15.88       $ 15.80   $ 14.14   $ 11.95    $ 15.53     $18.26
                                                     =======       =======   =======   =======    =======     ======
Total return (d)(e)(f)                                  0.51%(g)     13.46%    19.66%   (22.06)%    (0.65)%     3.64%(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                            1.03%(i)      0.99%     1.00%     1.00%      1.00%      1.00%(i)
Net investment income (h)                               1.44%(i)      1.45%     1.46%     0.96%      0.88%      0.71%(i)
Waiver/reimbursement                                    0.06%(i)      0.13%     0.14%     0.13%      0.21%      0.13%(i)
Portfolio turnover rate                                   21%(g)        37%       73%       69%        53%       120%
Net assets, end of period (000's)                    $43,927       $46,396   $44,594   $27,756    $25,742     $4,318

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES (CLASS A SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                     (UNAUDITED)
                                      SIX MONTHS                                                       PERIOD
                                        ENDED                 YEAR ENDED DECEMBER 31,                  ENDED
                                       JUNE 30,    ---------------------------------------------    DECEMBER 31,
                                         2005        2004       2003        2002         2001         2000 (a)
                                     -----------   --------   -------     -------    -----------   -------------
NET ASSET VALUE,
   BEGINNING OF PERIOD               $10.45        $ 9.62     $ 7.59      $  9.90    $ 11.31       $ 12.00
                                     ------        ------     ------      -------    -------       -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (b)              0.08          0.14(c)    0.09         0.09       0.07         0.07
Net realized and unrealized
   gain (loss) on investments and
   futures contracts                  (0.18)         0.83       2.02        (2.32)     (1.42)       (0.70)
                                     ------        ------     ------      -------    -------       -------
      Total from Investment
         Operations                   (0.10)         0.97       2.11        (2.23)     (1.35)       (0.63)
                                     ------        ------     ------      -------    -------       -------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income               --         (0.14)     (0.08)       (0.07)     (0.06)       (0.06)
Return of capital                        --            --         --        (0.01)        --           --
                                     ------        ------     ------      -------    -------       -------
      Total Distributions Declared
         to Shareholders                 --         (0.14)     (0.08)       (0.08)     (0.06)       (0.06)
                                     ------        ------     ------      -------    -------       -------
NET ASSET VALUE, END OF PERIOD       $10.35        $10.45     $ 9.62      $  7.59    $  9.90       $ 11.31
                                     ======        ======     ======      =======    =======       =======
Total return (d)(e)                   (0.96)%(f)    10.13%     27.80%(g)   (22.55)%   (11.98)%(g)   (5.29)%(f)(g)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                           0.40%(i)      0.64%      0.69%        0.64%      0.75%        0.75%(i)
Net investment income (h)              1.45%(i)      1.42%      1.11%        0.99%      0.72%        0.89%(i)
Waiver/reimbursement                     --            --       0.03%          --       0.28%        0.36%(i)
Portfolio turnover rate                   3%(f)         6%         3%          17%         7%           2%(f)
Net assets, end of period (000's)    $   90        $   91     $   82      $    65    $    83       $   95

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f)  Not annualized.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES (CLASS B SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                     (UNAUDITED)
                                      SIX MONTHS                                                             PERIOD
                                        ENDED                    YEAR ENDED DECEMBER 31,                      ENDED
                                       JUNE 30,    ---------------------------------------------------    DECEMBER 31,
                                         2005         2004         2003          2002          2001         2000 (a)
                                     -----------   ----------   ----------   -----------   -----------   --------------
NET ASSET VALUE,
   BEGINNING OF PERIOD               $ 10.43       $  9.59      $  7.57      $  9.89       $ 11.31       $ 12.00
                                     -------       -------      -------      -------       -------       -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (b)               0.06          0.13(c)      0.09         0.08          0.07          0.07
Net realized and unrealized
   gain (loss) on investments and
   futures contracts                   (0.18)         0.84         2.01        (2.33)        (1.43)        (0.70)
                                     -------       -------      -------      -------       -------       -------
      Total from Investment
         Operations                    (0.12)         0.97         2.10        (2.25)        (1.36)        (0.63)
                                     -------       -------      -------      -------       -------       -------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                --         (0.13)       (0.08)       (0.06)        (0.06)        (0.06)
Return of capital                         --            --           --        (0.01)           --            --
                                     -------       -------      -------      -------       -------       -------
      Total Distributions Declared
         to Shareholders                  --         (0.13)       (0.08)       (0.07)        (0.06)        (0.06)
                                     -------       -------      -------      -------       -------       -------

NET ASSET VALUE, END OF PERIOD       $ 10.31       $ 10.43      $  9.59      $  7.57       $  9.89       $ 11.31
                                     =======       =======      =======      =======       =======       =======
Total return (d)(e)                    (1.15)%(f)    10.12%(g)    27.68%(g)   (22.75)%(g)   (12.07)%(g)    (5.29)%(f)(g)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                            0.65%(i)      0.75%        0.75%        0.75%         0.75%         0.75%(i)
Net investment income (h)               1.20%(i)      1.29%        1.05%        0.88%         0.72%         0.89%(i)
Waiver/reimbursement                      --          0.14%        0.22%        0.14%         0.53%         0.61%(i)
Portfolio turnover rate                    3%(f)         6%           3%          17%            7%            2%(f)
Net assets, end of period (000's)    $53,095       $54,646      $48,442      $28,762       $28,835       $12,098

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f)  Not annualized.

(g) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

LIBERTY SELECT VALUE FUND, VARIABLE SERIES (CLASS A SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                                     (UNAUDITED)
                                                      SIX MONTHS                                               PERIOD
                                                        ENDED              YEAR ENDED DECEMBER 31,              ENDED
                                                       JUNE 30,    --------------------------------------   DECEMBER 31,
                                                         2005       2004     2003      2002        2001       2000 (a)
                                                     -----------   ------   ------   -------    ---------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $17.66       $15.42   $12.12   $ 13.66    $13.24      $12.00
                                                      ------       ------   ------   -------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                               0.06         0.08     0.05      0.03      0.05        0.09
Net realized and unrealized gain (loss)
   on investments                                       0.58         2.32     3.30     (1.54)     0.42        1.28
                                                      ------       ------   ------   -------    ------      ------
      Total from Investment Operations                  0.64         2.40     3.35     (1.51)     0.47        1.37
                                                      ------       ------   ------   -------    ------      ------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                                --        (0.08)   (0.05)    (0.03)    (0.03)      (0.07)
From net realized gains                                   --        (0.08)      --        --     (0.02)         --(c)
Return of capital                                         --           --       --        --        --       (0.06)
                                                      ------       ------   ------   -------    ------      ------
      Total Distributions Declared to
         Shareholders                                     --        (0.16)   (0.05)    (0.03)    (0.05)      (0.13)
                                                      ------       ------   ------   -------    ------      ------
NET ASSET VALUE, END OF PERIOD                        $18.30       $17.66   $15.42   $ 12.12    $13.66      $13.24
                                                      ======       ======   ======   =======    ======      ======
Total return (d)(e)                                     3.62%(f)    15.59%   27.61%   (11.07)%    3.55%(g)   11.38%(f)(g)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                                            0.87%(i)     0.86%    0.95%     0.93%     1.10%       1.10%(i)
Net investment income (h)                               0.70%(i)     0.47%    0.35%     0.26%     0.34%       1.13%(i)
Waiver/reimbursement                                      --           --       --        --      0.48%       1.31%(i)
Portfolio turnover rate                                   36%(f)       17%      12%       21%       15%         26%(f)
Net assets, end of period (000's)                     $1,822       $1,612   $1,418   $   632    $  115      $  111

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f)  Not annualized.

(g) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

LIBERTY SELECT VALUE FUND, VARIABLE SERIES (CLASS B SHARES)

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS                                               PERIOD
                                             ENDED             YEAR ENDED DECEMBER 31,              ENDED
                                            JUNE 30,    -------------------------------------   DECEMBER 31,
                                              2005        2004      2003      2002      2001      2000 (a)
                                          -----------   -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 17.64       $ 15.41   $ 12.11   $ 13.65   $ 13.24    $12.00
                                          -------       -------   -------   -------   -------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                    0.04          0.04      0.03      0.01      0.05      0.09
Net realized and unrealized gain (loss)
   on investments                            0.57          2.32      3.29     (1.54)     0.41      1.28
                                          -------       -------   -------   -------   -------    ------
      Total from Investment Operations       0.61          2.36      3.32     (1.53)     0.46      1.37
                                          -------       -------   -------   -------   -------    ------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                     --         (0.05)    (0.02)    (0.01)    (0.03)    (0.07)
From net realized gains                        --         (0.08)       --        --     (0.02)       --(c)
Return of capital                              --            --        --        --        --     (0.06)
                                          -------       -------   -------   -------   -------    ------
      Total Distributions Declared to
         Shareholders                          --         (0.13)    (0.02)    (0.01)    (0.05)    (0.13)
                                          -------       -------   -------   -------   -------    ------
NET ASSET VALUE, END OF PERIOD            $ 18.25       $ 17.64   $ 15.41   $ 12.11   $ 13.65    $13.24
                                          =======       =======   =======   =======   =======    ======
Total return (d)(e)(f)                       3.46%(g)     15.32%    27.44%   (11.21)%    3.47%    11.38%(g)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                                 1.10%(i)      1.10%     1.10%     1.10%     1.10%     1.10%(i)
Net investment income (h)                    0.47%(i)      0.23%     0.20%     0.09%     0.34%     1.13%(i)
Waiver/reimbursement                         0.02%(i)      0.01%     0.10%     0.08%     0.73%     1.56%(i)
Portfolio turnover rate                        36%(g)        17%       12%       21%       15%       26%(g)
Net assets, end of period (000's)         $40,761       $41,125   $36,782   $24,615   $16,886    $3,762

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

     7. The information under the heading "For More Information - Investment Company Act file number" is revised as follows:

     SteinRoe Variable Investment Trust: 811-00199

     -    Colonial Small Cap Value Fund, Variable Series

     -    Colonial Strategic Income Fund, Variable Series

     -    Columbia International Fund, Variable Series

     -    Liberty Growth & Income Fund, Variable Series

     -    Liberty S&P 500 Index Fund, Variable Series

     -    Liberty Select Value Fund, Variable Series

     8. The "Trust Management Organizations; Portfolio Managers" section for each Fund is revised as follows:

COLONIAL SMALL CAP VALUE FUND

The following paragraph is added to the section describing the portfolio managers for the Columbia Small Cap Value Fund under the section "Trust Management Organizations; Portfolio Managers":

JEREMY JAVIDI, a vice president of Columbia Management, is a co-manager of the Small Cap Value Fund and has co-managed the Fund since August, 2005. Mr. Javidi has been associated with Columbia Management or its affiliates since January, 2000.

COLONIAL STRATEGIC INCOME FUND

The following paragraphs are added to the section describing the portfolio managers for the Columbia Strategic Income Fund under the section "Trust Management Organizations; Portfolio Managers":

LAURA A. OSTRANDER, a senior vice president of Columbia Management, is the lead manager for the Strategic Income Fund and has managed the Strategic Income Fund since September, 2000. Ms. Ostrander has been associated with Columbia Management or its predecessors since December, 1996.

KEVIN L. CRONK, a senior vice president of Columbia Management, is a co-manager for the Strategic Income Fund and has co-managed the Strategic Income Fund since May, 2005. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999.

THOMAS A. LAPOINTE, a senior vice president of Columbia Management, is a co-manager for the Strategic Income Fund and has co-managed the Strategic Income Fund since May, 2005. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.

COLUMBIA INTERNATIONAL FUND

The following paragraphs replace in their entirety the section describing the portfolio managers for the Columbia International Fund under the section "Trust Management Organizations; Portfolio Managers":

FRED COPPER, a portfolio manager of Columbia Management Advisors, LLC ("Columbia Advisors"), is the lead manager for the International Fund and has co-managed the International Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to October, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005 and an assistant vice president with Wellington Management Company, LLP from July, 1998 to February, 2001.


LIBERTY GROWTH & INCOME FUND:

The following paragraphs replace in their entirety the section describing the portfolio managers for the Liberty Growth & Income Fund under the section "Trust Management Organizations; Portfolio Managers":

LORI J. ENSINGER, a senior portfolio manager of Columbia Management, is the lead manager for the Growth & Income Fund and has managed the Growth & Income Fund since June, 2005. Ms. Ensinger has been associated with Columbia Management or its affiliates since 2001. Prior to 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments from 1999 to 2001.

DAVID I. HOFFMAN, a senior portfolio manager of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since June, 2005. Mr. Hoffman has been associated with Columbia Management or its affiliates since August, 2001. Prior to August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments from March, 1999 to July, 2001.

NOAH J. PETRUCCI, a portfolio manager of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since June, 2005. Mr. Petrucci has been associated with Columbia Management or its affiliates since February, 2002. Prior to February, 2002, Mr. Petrucci was employed by Zurich Scudder Investments from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.

DIANE L. SOBIN, a senior portfolio manager of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since June, 2005. Ms. Sobin has been associated with Columbia Management or its affiliates since August, 2001. Prior to August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments from February, 2000 to June, 2001.

LIBERTY S&P 500 FUND

The following paragraph replaces in its entirety the section describing the portfolio managers for the Liberty S&P 500 Fund under the section "Trust Management Organizations; Portfolio Managers":

VIKRAM J. KURIYAN, PHD, a portfolio manager of Columbia Management, is the manager for the S&P 500 Fund and has managed the S&P 500 Fund since August, 2005. Dr. Kuriyan has been associated with Columbia Management or its predecessors since January, 2000.

LIBERTY SELECT VALUE FUND:

The following paragraphs are added to the section describing the portfolio managers for the Liberty Select Value Fund under the section entitled "Trust Management Organization; Portfolio Manager":

LORI J. ENSINGER, a senior portfolio manager of Columbia Management, is a co-manager for the Select Value Fund and has co-managed the Select Value Fund since September, 2004. Ms. Ensinger has been associated with Columbia Management or its affiliates since 2001. Prior to joining Columbia Management in 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Scudder Investments from 1999 to 2001.

NOAH J. PETRUCCI, a portfolio manager of Columbia Management, is a co-manager for the Select Value Fund and has co-managed the Select Value Fund since September, 2004. Mr. Petrucci has been associated with Columbia Management or its affiliates since February, 2002.

Prior to joining Columbia Management in February, 2002, Mr. Petrucci was employed by Scudder Investments from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.

     9. Effective immediately, the fourth paragraph on the last page of the prospectus for the Funds is revised in its entirety as follows:

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at: Columbia Funds Distributor, Inc. One Financial Center Boston, MA 02111-2621 1-800-426-3750 or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy. The annual and semi-annual reports and the Statement of Additional Information are not available on an Internet Web site because Columbia Management does not maintain an Internet Web site for these Funds which are available only through VA contracts and VLI policies.

     10. The paragraph immediately under the heading "PERFORMANCE HISTORY" in the section "THE FUNDS - LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES" is revised in its entirety as follows:

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of broad measures of market performance for one, year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Beginning in 2005, the Fund's benchmark was changed to the Russell 1000 Value Index (Russell Index), an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-cap U.S. stocks. The advisor believes that the Russell Index, because of its greater emphasis on companies with lower price-to-book ratios and lower forecasted growth values, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell Index, as well as the Fund's previous benchmark, the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

     11. The paragraph immediately under the heading "PERFORMANCE HISTORY" in the section "THE FUNDS - LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES" is revised in its entirety as follows:

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class B shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class B shares compare with those of broad measures of market performance for one, year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Beginning in 2005, the Fund's benchmark was changed to the Russell 1000 Value Index (Russell Index), an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Previously, the Fund's returns were compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-cap U.S. stocks. The advisor believes that the Russell Index, because of its greater emphasis on companies with lower price-to-book ratios and lower forecasted growth values, more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the Russell Index, as well as the Fund's previous benchmark, the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

     12. The Prospectus are hereby supplemented with the following information relating to hypothetical investment and expense information: "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION"

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES - A

MAXIMUM SALES CHARGE                 INITIAL HYPOTHETICAL INVESTMENT AMOUNT                   ASSUMED RATE OF RETURN
          %                                             $                                               %

       CUMULATIVE RETURN                                                     HYPOTHETICAL YEAR-    ANNUAL
         BEFORE FEES &                                CUMULATIVE RETURN      END BALANCE AFTER     FEES &
YEAR        EXPENSES        ANNUAL EXPENSE RATIO    AFTER FEES & EXPENSES     FEES & EXPENSES    EXPENSES(1)
----   -----------------   ---------------------   -----------------------   ------------------  -----------
  1            %                   %                          %                      $               $
  2            %                   %                          %                      $               $
  3            %                   %                          %                      $               $
  4            %                   %                          %                      $               $
  5            %                   %                          %                      $               $
  6            %                   %                          %                      $               $
  7            %                   %                          %                      $               $
  8            %                   %                          %                      $               $
  9            %                   %                          %                      $               $
 10            %                   %                          %                      $               $

TOTAL GAIN AFTER FEES
   AND EXPENSES                                                                      $

TOTAL ANNUAL FEES AND
   EXPENSES                                                                                          $

-------------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES - B

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------



---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES - A

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------



---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES - B

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------



---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES - A

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------



---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES - B

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------

---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES - A

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------



---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES - B

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------



---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES - A

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------

---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES - B

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------

---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

LIBERTY SELECT VALUE FUND, VARIABLE SERIES - A

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------

---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


LIBERTY SELECT VALUE FUND, VARIABLE SERIES - B

MAXIMUM SALES CHARGE                INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
      %                                          $                                       %

      YEAR          CUMULATIVE     ANNUAL EXPENSE    CUMULATIVE RETURN       HYPOTHETICAL YEAR-   ANNUAL FEES
                  RETURN BEFORE        RATIO           AFTER FEES &          END BALANCE AFTER    & EXPENSES(1)
                      FEES &                             EXPENSES             FEES & EXPENSES
                     EXPENSES
---------------------------------------------------------------------------------------------------------------
       1                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       2                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       3                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       4                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       5                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       6                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       7                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       8                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       9                  %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------
       10                 %              %                   %                    $                     $
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
TOTAL GAIN AFTER
FEES AND                                                                          $
EXPENSES

---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FEES AND                                                                                                $
EXPENSES
---------------------------------------------------------------------------------------------------------------



---------------
(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


     13. Effective August 22, 2005, SSgA Funds Management, Inc. ("SSgA FM") will no longer sub-advise the S&P 500 Fund. Effective August 22, 2005, Columbia Management Advisors, LLC, the advisor to the S&P 500 Fund, runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.

     14. Effective August 22, 2005, Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

[Order #]                                                                 [Date]

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED MAY 1, 2005

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES
COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES
LIBERTY SELECT VALUE FUND, VARIABLE SERIES

[CLASS A AND B SHARES]

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-----------------------------
Not FDIC     May Lose Value
 Insured   -----------------
           No Bank Guarantee
-----------------------------

                                TABLE OF CONTENTS

THE TRUST ................................................................    3

THE FUNDS ................................................................    4
Each of these sections discusses the following topics:
Investment Goal(s), Principal Investment Strategies,
Principal Investment Risks, Performance History and Your
Expenses
Colonial Small Cap Value Fund, Variable Series ...........................    4
Colonial Strategic Income Fund, Variable Series ..........................   10
Columbia High Yield Fund, Variable Series ................................   17
Columbia International Fund, Variable Series .............................   23
Liberty Growth & Income Fund, Variable Series ............................   29
Liberty S&P 500 Index Fund, Variable Series ..............................   35
Liberty Select Value Fund, Variable Series ...............................   41

TRUST MANAGEMENT ORGANIZATIONS ...........................................   47
The Trustees .............................................................   47
Investment Advisor .......................................................   47
Portfolio Managers .......................................................   47
Investment Sub-Advisor ...................................................   49
Legal Proceedings ........................................................   49
[Rule 12b-1 Plan .........................................................   50]
[Intermediary Compensation ...............................................   50]
Mixed and Shared Funding .................................................   51

OTHER INVESTMENT STRATEGIES AND RISKS ....................................   52

FINANCIAL HIGHLIGHTS .....................................................   54

SHAREHOLDER INFORMATION ..................................................   68
Purchases and Redemptions ................................................   68
Fund Policy on Trading of Fund Shares ....................................   68
How the Funds Calculate Net Asset Value ..................................   69
Dividends and Distributions ..............................................   70
Tax Consequences .........................................................   70
[Other Class of Shares ...................................................   70]

                                    THE TRUST

Liberty Variable Investment Trust (Trust) includes seven separate mutual funds (each a Fund and collectively, the Funds), each with its own investment goals and strategies. This prospectus contains information about the following Funds:
Colonial Small Cap Value Fund, Variable Series (Small Cap Fund), Colonial Strategic Income Fund, Variable Series (Strategic Income Fund), Columbia High Yield Fund, Variable Series (High Yield Fund), Columbia International Fund, Variable Series (International Fund), Liberty Growth & Income Fund, Variable Series (Growth & Income Fund), Liberty S&P 500 Index Fund, Variable Series (S&P 500 Fund) and Liberty Select Value Fund, Variable Series (Select Value Fund). Columbia Management Advisors, Inc. (Columbia Management) is the investment advisor to the Funds. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (CMG), which is an indirect wholly owned subsidiary of Bank of America Corporation (Bank of America).

Other Funds may be added and some Funds may be eliminated from time to time. Each Fund offers two classes of shares -- Class A and Class B shares. Each share class has its own expense structure. [This prospectus contains only Class A/B shares.]

The Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by certain life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The distributor (or principal underwriter) of the Funds is Columbia Funds Distributor, Inc. (CFD). CFD is a direct wholly owned subsidiary of Columbia Management.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy or adequacy of those prospectuses.

                                    THE FUNDS

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in smaller capitalization (small-cap) equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap stocks. Small-cap stocks are stocks of small-size companies that have market capitalizations similar in size to those companies in the Standard & Poor's SmallCap 600 Index. As of March 31, 2005, that index included companies with capitalizations between approximately $44 million and $5.2 billion. All market capitalizations are determined at the time of purchase. When purchasing securities for the Fund, the Fund's investment advisor may choose securities of companies it believes are undervalued. The Fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts. The Fund may invest in real estate investment trusts.

          UNDERSTANDING VALUE INVESTING

          In managing the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fundamental business and financial analyses.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

THE FUNDS COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class [A/B] shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class [A/B] shares compare with those of broad measures of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. [Any expense reduction arrangements may be discontinued at any time.] The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Beginning in 2004, the Fund's benchmark was changed to the Russell 2000 Value Index (Russell Index), an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Previously, the Fund's returns were compared to the Standard & Poor's SmallCap 600/Barra Value Index (S&P 600/Barra Value Index), an unmanaged index that tracks the performance of value stocks contained in the Standard & Poor's SmallCap 600 Index, as determined by their low price-to-book ratios. The advisor believes that the Russell Index offers shareholders a more useful comparison of the Fund's relative performance than the S&P 600/Barra Value Index. The Fund's average annual returns for the one-year, five-year and for the life of the Fund periods are shown compared to the Russell Index, as well as the Fund's previous benchmark, the S&P 600/Barra Value Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                   (BAR CHART)

6.34%  18.88%  9.30%  -6.12%  39.30%  22.70%
1999    2000   2001    2002    2003    2004

For the periods shown in bar chart:
Best quarter: 2nd quarter 2003, +19.23%
Worst quarter: 3rd quarter 2002, -16.36%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                                     LIFE OF
                                INCEPTION DATE   1 YEAR   5 YEARS   THE FUND
                                --------------   ------   -------   --------
Class A (%)                         5/19/98       22.70    15.83    10.39
Russell Index (%)                       N/A       22.25    17.23    10.21(1)
S&P 600/Barra Value Index (%)           N/A       23.26    15.08     9.71(2)

(1)  Performance information is from May 19, 1998.

(2)  Performance information is from May 31, 1998.

THE FUNDS COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS A
                                            -------
Management fee (%)                            0.80
Distribution and service (12b-1) fees (%)     0.00
Other expenses (%)                            0.17
Total annual fund operating expenses (%)      0.97

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A     $99      $309      $536     $1,190

THE FUNDS COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

                                   (BAR CHART)

6.34%  18.88%  9.20%  -6.14%  39.34%  22.51%
1999    2000   2001    2002    2003    2004

For the periods shown in bar chart:
Best quarter: 2nd quarter 2003, +19.36%
Worst quarter: 3rd quarter 2002, -16.36%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                    LIFE OF
                                1 YEAR   5 YEARS   THE FUND
                                ------   -------   --------
Class B (%)                      22.51   15.77(1)  10.35(1)
Russell Index (%)                22.25   17.23     10.21(2)
S&P 600/Barra Value Index (%)    23.26   15.08      9.71(3)

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on May 19, 1998, and Class B shares were initially offered on June 1, 2000.

(2)  Performance information is from May 19, 1998.

(3)  Performance information is from May 31, 1998.

THE FUNDS COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                CLASS B
                                                -------
Management fee (%)                                0.80
Distribution and service (12b-1) fees (1) (%)     0.25
Other expenses (%)                                0.17
Total annual fund operating expenses (1) (%)      1.22

(1) The Fund's advisor and distributor have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver and reimbursement were reflected in the table, the 12b-1 fee for Class B shares would be 0.13% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the advisor or distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnote to the Annual Fund Operating Expenses table. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class B    $124      $387      $670     $1,477

                 COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks current income consistent with prudent risk. The Fund also seeks maximum total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment goals by investing primarily in:

     - debt securities issued by the U.S. government, including mortgage-backed securities issued by U.S. government agencies;

     - debt securities issued by foreign governments and foreign companies, including securities issued in emerging market countries; and

     -    lower-rated corporate debt securities.

The Fund's investment advisor allocates the Fund's investments among these types of securities at any given time based on its estimate of the expected performance and risk of each type of investment.

The Fund pursues its investment goals by investing a portion of its assets in lower-rated corporate debt securities. These securities are:

     -    rated BB through D by Standard & Poor's;

     -    rated Ba through C by Moody's Investors Service, Inc.;

     -    comparably rated by another nationally recognized rating service; or

     -    unrated and believed by the advisor to be comparable in quality.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

As part of its investment strategy, the Fund may buy or sell securities frequently. This may result in higher transaction costs and produce capital gains and losses.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

THE FUNDS COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

THE FUNDS COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund's investments will produce capital gains or losses. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class [A/B] shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class [A/B] shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index (Lehman Government/Credit Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                   (BAR CHART)

18.30%  9.83%  9.11%  6.03%  1.78%  0.16%  3.68%  8.41%  18.54%  10.16%
 1995   1996   1997   1998   1999   2000   2001   2002    2003    2004

For the periods shown in bar chart:
Best quarter: 2nd quarter 2003, +7.22%
Worst quarter: 2nd quarter 2004, -2.10%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                     INCEPTION DATE   1 YEAR   5 YEARS   10 YEARS
                                     --------------   ------   -------   --------
Class A (%)                              7/5/94        10.16     8.01      8.44
Lehman Government/Credit Index (%)          N/A         4.19     8.00      7.80

THE FUNDS COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS A
                                            -------
Management fee (1) (%)                        0.60
Distribution and service (12b-1) fees (%)     0.00
Other expenses (%)                            0.15
Total annual fund operating expenses (%)      0.75

(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A     $77      $240      $417      $930

THE FUNDS COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

                                   (BAR CHART)

18.30%  9.83%  9.11%  6.03%  1.78%  0.07%  3.54%  8.08%  18.43%  9.85%
 1995   1996   1997   1998   1999   2000   2001   2002    2003   2004

For the periods shown in bar chart:
Best quarter: 2nd quarter 2003, +7.23%
Worst quarter: 2nd quarter 2004, -2.20%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                     1 YEAR   5 YEARS   10 YEARS
                                     ------   -------   --------
Class B (%)                           9.85    7.82(1)    8.35(1)
Lehman Government/Credit Index (%)    4.19    8.00       7.80

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on July 5, 1994, and Class B shares were initially offered on June 1, 2000.

THE FUNDS COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS B
                                            -------
Management fee (1) (%)                        0.60
Distribution and service (12b-1) fees (%)     0.25
Other expenses (%)                            0.15
Total annual fund operating expenses (%)      1.00

(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class B    $102      $318      $552     $1,225

                    COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks a high level of current income by investing primarily in lower-rated fixed income securities. Capital appreciation is a secondary goal when consistent with the goal of high current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds, debentures and notes, that are rated below investment grade, i.e., BB or lower by Standard & Poor's (S&P), Ba or lower by Moody's Investors Service, Inc. (Moody's), or unrated securities which the Fund's investment advisor has determined to be of comparable quality. Such lower rated securities are commonly referred to as "junk bonds." The Fund invests primarily in lower-rated securities that are considered to be "upper tier," which means securities that are rated BB or B by S&P or Ba or B by Moody's. No more than 10% of the Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.

While credit ratings are an important factor in evaluating lower-rated securities, the advisor also considers a variety of other factors when selecting portfolio securities for the Fund. These factors may include the issuer's experience and managerial strength, its changing financial condition, its borrowing requirements and debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Because of the number of considerations involved in investing in lower-rated debt securities, the success of the Fund in achieving its investment goals may be more dependent upon the advisor's credit analysis than would be the case if the Fund invested in higher-quality debt securities.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

The Fund's average weighted maturity will vary from time to time depending on current market conditions and the advisor's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goals.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

THE FUNDS COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class [A/B] shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class [A/B] shares compare with those of a broad measure of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's returns are compared to the Merrill Lynch U.S. High Yield, Cash Pay Index (Merrill Lynch High Yield Index), an unmanaged index that tracks the performance of non-investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (1)

                                   (BAR CHART)

0.56%   3.66%   6.18%   2.74%   12.37%   7.07%
1999    2000    2001    2002     2003    2004

For the periods shown in bar chart:
Best quarter: 3rd quarter 2004, +4.67%
Worst quarter: 2nd quarter 2004, -2.04%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                         LIFE OF
                                     1 YEAR   5 YEARS   THE FUND
                                     ------   -------   --------
Class A (%)                            7.07   6.35(1)    6.11(1)
Merrill Lynch High Yield Index (%)    10.76   7.32       5.85(2)

(1) The returns of Class A shares of the Fund include the returns of shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, for periods prior to April 14, 2003. The Galaxy VIP Columbia High Yield Fund II shares were initially offered on March 3, 1998 and Class A shares of the Fund were initially offered on April 14, 2003.

(2)  Performance information is from March 3, 1998.

THE FUNDS COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                               CLASS A
                                               -------
Management fee (%)                               0.60
Distribution and service (12b-1) fees (%)        0.00
Other expenses (1) (%)                           0.16
Total annual fund operating expenses (1) (%)     0.76

(1) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class A shares would be 0.00% and total annual fund operating expenses for Class A shares would be 0.60%. This arrangement may be modified or terminated by the advisor at any time.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnote to the Annual Fund Operating Expenses table. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A     $78      $243      $422      $942

THE FUNDS COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

                                   (BAR CHART)

0.56%  3.66%  6.18%  2.74%  12.32%  7.11%
1999   2000   2001   2002   2003    2004

For the periods shown in bar chart:
Best quarter: 3rd quarter 2004, +4.77%
Worst quarter: 2nd quarter 2004, -2.05%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                         LIFE OF
                                     1 YEAR   5 YEARS   THE FUND
                                     ------   -------   --------
Class B (%)                            7.11   6.35(1)    6.11(1)
Merrill Lynch High Yield Index (%)    10.76   7.32       5.85(2)

(1) The returns of Class B shares of the Fund include the returns of shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, for periods prior to April 14, 2003. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between the predecessor shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. The Galaxy VIP Columbia High Yield Fund II shares were initially offered on March 3, 1998 and Class B shares of the Fund were initially offered on April 14, 2003.

(2)  Performance information is from March 3, 1998.

THE FUNDS COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                  CLASS B
                                                  -------
Management fee (%)                                  0.60
Distribution and service (12b-1) fees (1) (%)       0.25
Other expenses (2) (%)                              0.16
Total annual fund operating expenses (1)(2) (%)     1.01

(1) The Fund's distributor has voluntarily agreed to waive 0.19% of the 12b-1 fee for Class B shares. If this waiver were reflected in the table the 12b-1 fee for Class B shares would be 0.06% and total annual fund operating expenses for Class B shares would be 0.66% (taking into account the fee waiver discussed in footnote (2) below). This arrangement may be modified or terminated by the distributor at any time.

(2) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.00% and total annual fund operating expenses for Class B shares would be 0.66% (taking into account the 12b-1 fee waiver discussed in footnote (1) above). This arrangement may be modified or terminated by the advisor at any time.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class B    $103      $322      $558     $1,236

                  COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity securities of growth companies located outside the United States. The Fund may invest in equity securities located in any foreign country, including emerging market countries. The Fund may invest in companies of any size, including small capitalization (small-cap) stocks. The Fund may also invest in high-quality foreign government debt securities. The Fund generally diversifies its holdings across several different countries and regions.

The Fund may invest up to 10% of its assets in shares of other investment companies. Investing in investment companies may involve payment of duplicate fees because the Fund, as a shareholder, will indirectly pay a portion of the other investment company's expenses.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and produce capital gains and losses.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUNDS COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund's investments will produce capital gains or losses. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class [A/B] shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class [A/B] shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Beginning in 2005, the Fund's benchmark was changed to the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index), an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. Previously, the Fund's returns were compared to the Morgan Stanley Capital International All Country World ex-US Index (MSCI AC World ex-US Index), an unmanaged index that tracks the performance of the global stock market excluding the United States. The advisor believes that the MSCI EAFE Index, offers shareholders a more useful comparison of the Fund's relative performance than the MSCI AC World ex-US Index. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the MSCI EAFE Index, as well as the Fund's previous benchmark, the MSCI AC World ex-US Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                   (BAR CHART)

5.85%  5.61%  -3.27%  12.96%  40.58%  -18.47%  -24.35%  -13.35%  35.54%  13.73%
1995   1996    1997    1998    1999     2000     2001     2002    2003    2004

For the periods shown in bar chart:
Best quarter: 4th quarter 1999, +23.31%
Worst quarter: 1st quarter 2001, -17.62%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                INCEPTION DATE   1 YEAR   5 YEARS   10 YEARS
                                --------------   ------   -------   --------
Class A (%)                         5/2/94        13.73    -3.80      3.53
MSCI EAFE Index (%)                    N/A        20.25    -1.13      5.62
MSCI AC World ex-US Index (%)          N/A        21.37     0.02      6.02

THE FUNDS COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                               CLASS A
                                               -------
Management fee (1) (%)                           0.87
Distribution and service (12b-1) fees (%)        0.00
Other expenses (2) (%)                           0.26
Total annual fund operating expenses (2) (%)     1.13

(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.95%. If this waiver were reflected in the table, other expenses for Class A shares would be 0.08% and total annual fund operating expenses for Class A shares would be 0.95%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $115      $359      $622     $1,375

THE FUNDS COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

                                   (BAR CHART)

5.85%  5.61%  -3.27%  12.96%  40.58%  -18.47%  -24.35%  -13.56%  35.21%  13.48%
1995   1996    1997    1998    1999     2000     2001     2002    2003    2004

For the periods shown in bar chart:
Best quarter: 4th quarter 1999, +23.31%
Worst quarter: 1st quarter 2001, -17.62%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                1 YEAR   5 YEARS   10 YEARS
                                ------   -------   --------
Class B (%)                      13.48   -3.94(1)   3.46(1)
MSCI EAFE Index (%)              20.25   -1.13      5.62
MSCI AC World ex-US Index (%)    21.37    0.02      6.02

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on May 2, 1994, and Class B shares were initially offered on June 1, 2000.

THE FUNDS COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                               CLASS B
                                               -------
Management fee (1) (%)                          0.87
Distribution and service (12b-1) fees (%)       0.25
Other expenses (2) (%)                          0.26
Total annual fund operating expenses (2) (%)    1.38

(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.95%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.08% and total annual fund operating expenses for Class B shares would be 1.20%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class B    $140      $437      $755     $1,657

                  LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks long-term growth and income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. securities, primarily consisting of large-capitalization (large-cap) stocks. Up to 10% of the Fund's assets may be invested in debt securities.

When purchasing securities for the Fund, the Fund's investment advisor generally chooses securities of companies it believes are undervalued.

Large-cap stocks are stocks of large-size companies that have market capitalizations similar in size to those companies in the Russell 1000 Value Index. As of March 31, 2005, that index included companies with capitalizations between approximately $497 million and $382 billion. All market capitalizations are determined at the time of purchase.

In selecting debt securities for the Fund, the advisor may invest in:

     -    debt securities that are convertible into common stock;

     - corporate debt securities that are rated investment grade by at least two nationally recognized rating organizations (investment grade stocks have a rating of BBB or higher by Standard & Poor's or Baa or higher by Moody's Investors Service, Inc.); and

     -    debt securities issued or guaranteed by the U.S. government.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class [A/B] shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class [A/B] shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-cap U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                   (BAR CHART)

29.70%  21.84%  32.23%  20.15%  12.00%  3.60%  -0.60%  -21.95%  19.79%  13.76%
 1995    1996    1997    1998    1999   2000    2001     2002    2003    2004

For the periods shown in bar chart:
Best quarter: 4th quarter 1998, +21.79%
Worst quarter: 3rd quarter 2002, -20.41%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                    INCEPTION DATE   1 YEAR   5 YEARS   10 YEARS
                    --------------   ------   -------   --------
Class A (%)             7/5/94        13.76     1.84      11.91
S&P 500 Index (%)          N/A        10.88    -2.30      12.07

THE FUNDS LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                               CLASS A
                                               -------
Management fee (1) (%)                           0.77
Distribution and service (12b-1) fees (%)        0.00
Other expenses (2) (%)                           0.07
Total annual fund operating expenses (2) (%)     0.84

(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80%. If this waiver were reflected in the table, other expenses for Class A shares would be 0.03% and total annual fund operating expenses for Class A shares would be 0.80%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A     $86      $268      $466     $1,037

THE FUNDS LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

                                   (BAR CHART)

29.70%  21.84%  32.23%  20.15%  12.00%  3.43%  -0.65%  -22.06%  19.66%  13.46%
 1995    1996    1997    1998    1999   2000    2001     2002    2003    2004

For the periods shown in bar chart:
Best quarter: 4th quarter 1998, +21.79%
Worst quarter: 3rd quarter 2002, -20.38%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                    1 YEAR   5 YEARS   10 YEARS
                    ------   -------   --------
Class B (%)          13.46    1.69(1)  11.82(1)
S&P 500 Index (%)    10.88   -2.30     12.07

(1) Class B is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on July 5, 1994, and Class B shares were initially offered on June 1, 2000.

THE FUNDS LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                  CLASS B
                                                  -------
Management fee (1) (%)                              0.77
Distribution and service (12b-1) fees (2) (%)       0.25
Other expenses (3) (%)                              0.07
Total annual fund operating expenses (2)(3) (%)     1.09

(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund's distributor has voluntarily agreed to waive 0.02% of the 12b-1 fee for Class B shares. If this waiver were reflected in the table the 12b-1 fee for Class B shares would be 0.23% and total annual fund operating expenses for Class B shares would be 1.03% (taking into account the fee waiver discussed in footnote (3) below). This arrangement may be modified or terminated by the distributor at any time.

(3) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.80%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.03% and total annual fund operating expenses for Class B shares would be 0.80% (taking into account the 12b-1 fee waiver discussed in footnote (2) above). This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class B    $111      $347      $601     $1,329

                   LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to match, as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500(R) Index)(1), which is comprised of 500 widely held, large capitalization (large-cap) U.S. stocks. The Fund invests at least 80% of its assets in the stocks that make up the S&P 500 Index. The Fund may also invest in stock index futures and options.

Although a security may be included in the S&P 500 Index, the sub-advisor may exclude or remove the security if adverse market conditions exist.

The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Large-cap stocks are stocks of large-size companies that have market capitalizations similar in size to those companies in the S&P 500 Index. As of March 31, 2005, that index included companies with capitalizations between approximately $566 million and $382 billion. All market capitalizations are determined at the time of purchase.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the Portfolio Manager's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds. As an index fund, the Fund will seek to match the performance of the S&P 500 Index even when the value of the S&P 500 Index is falling.

(1) "Standard & Poor's(R)" and "S&P 500(R) Index" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Columbia Funds Distributor, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

THE FUNDS LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Tracking Error Risk. There are several reasons that the Fund's performance may not track the performance of the S&P 500 Index exactly:

     - Unlike the S&P 500 Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

     - The composition of the S&P 500 Index and the stocks held by the Fund may occasionally diverge.

The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" S&P 500 Index.

Futures and Options Risk. Risks associated with derivatives include but are not limited to:

     - the risk that the derivative will not correlate well with the security for which it is acting as a substitute;

     - the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

     - the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class [A/B] shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class [A/B] shares compare with those of a broad measure of market performance for one year and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held, large-cap U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                   (BAR CHART)

-11.98%  -22.55%  27.80%  10.13%
 2001      2002    2003    2004

For the periods shown in bar chart:
Best quarter: 2nd quarter 2003, +15.26%
Worst quarter: 3rd quarter 2002, -17.27%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                              LIFE OF
                    INCEPTION DATE   1 YEAR   THE FUND
                    --------------   ------   --------
Class A (%)             5/30/00       10.13   -2.07
S&P 500 Index (%)         N/A         10.88   -1.23(1)

(1)  Performance information is from May 30, 2000.

THE FUNDS LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS A
                                            -------
Management fee (1) (%)                        0.20
Distribution and service (12b-1) fees (%)     0.00
Other expenses (%)                            0.24
Total annual fund operating expenses (%)      0.44

(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A     $45      $141      $246      $555

THE FUNDS LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B)

                                   (BAR CHART)

-12.07%  -22.75%  27.68%  10.12%
  2001    2002     2003    2004

For the periods shown in bar chart:
Best quarter: 2nd quarter 2003, +15.16%
Worst quarter: 3rd quarter 2002, -17.41%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                              LIFE OF
                    INCEPTION DATE   1 YEAR   THE FUND
                    --------------   ------   --------
Class B (%)            5/30/00       10.12    -2.16
S&P 500 Index (%)      N/A           10.88    -1.23(1)

(1)  Performance information is from May 30, 2000.

THE FUNDS LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS B
                                            -------
Management fee (1) (%)                        0.20
Distribution and service (12b-1) fees (%)     0.25
Other expenses (%)                            0.24
Total annual fund operating expenses (%)      0.69

(1) Management fee has been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class B     $70      $221      $384      $859

                   LIBERTY SELECT VALUE FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in mid-capitalization (mid-cap) stocks.

In managing the Fund, the Fund's investment advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor tends to buy stocks that are attractive based on current prices, expectations for future earnings and improvement of operating fundamentals. The advisor's strategy uses fundamental business and financial analyses.

Mid-cap stocks are stocks of mid-size companies that have market capitalizations similar in size to those companies in the Russell Midcap(R) Value Index. As of March 31, 2005, that index included companies with capitalizations between approximately $595 million and $38 billion. All market capitalizations are determined at the time of purchase.

The Fund may invest in real estate investment trusts.

The Fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUNDS LIBERTY SELECT VALUE FUND, VARIABLE SERIES

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community which can lower demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS LIBERTY SELECT VALUE FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class [A/B] shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class [A/B] shares compare with those of a broad measure of market performance for one year and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. [Any expense reduction arrangements may be discontinued at any time.] The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's returns are compared to the Russell Midcap(R) Value Index (Russell Index), an unmanaged index that measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                   (BAR CHART)

3.55%  -11.07%  27.61%  15.59%
2001    2002     2003    2004

For the periods shown in bar chart:
Best quarter: 4th quarter 2003, +13.72%
Worst quarter: 3rd quarter 2002, -16.37%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                               LIFE OF
                    INCEPTION DATE   1 YEAR   THE FUND
                    --------------   ------   --------
Class A (%)             5/30/00       15.59    9.43
Russell Index (%)         N/A         23.71   14.44(1)

(1)  Performance information is from May 30, 2000.

THE FUNDS LIBERTY SELECT VALUE FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                            CLASS A
                                            -------
Management fee (%)                           0.70
Distribution and service (12b-1) fees (%)    0.00
Other expenses (%)                           0.16
Total annual fund operating expenses (%)     0.86

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A     $88      $274      $477     $1,061

THE FUNDS LIBERTY SELECT VALUE FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B)

                                   (BAR CHART)

3.47%  -11.21%  27.44%  15.32%
2001    2002     2003    2004

For the periods shown in bar chart:
Best quarter: 4th quarter 2003, +13.73%
Worst quarter: 3rd quarter 2002, -16.39%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                               LIFE OF
                    INCEPTION DATE   1 YEAR    THE FUND
                    --------------   ------   ---------
Class B (%)            5/30/00        15.32     9.29
Russell Index (%)        N/A          23.71    14.44(1)

(1)  Performance information is from May 30, 2000.

THE FUNDS LIBERTY SELECT VALUE FUND, VARIABLE SERIES

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                CLASS B
                                                -------
Management fee (%)                               0.70
Distribution and service (12b-1) fees (1) (%)    0.25
Other expenses (%)                               0.16
Total annual fund operating expenses (1) (%)     1.11

(1) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.24% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnote to the Annual Fund Operating Expenses table. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

     -    $10,000 initial investment

     -    5% total return for each year

     -    Fund operating expenses remain the same

     -    Reinvestment of all dividends and distributions

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class B    $113      $353      $612     $1,352

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.

INVESTMENT ADVISOR

COLUMBIA MANAGEMENT ADVISORS, INC.

Columbia Management, located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Management is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Management runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of CMG, which is an indirect wholly owned subsidiary of Bank of America. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

Columbia Management determines which securities and other instruments are purchased and sold for the Funds. Columbia Management may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with Columbia Management or that have sold shares of the Funds, to the extent permitted by law or by order of the SEC. Columbia Management will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. Columbia Management designates the S&P 500 Fund's Sub-Advisor, evaluates and monitors its performance and investment program, and recommends to the Board of Trustees whether their contract should be continued or modified and the addition or deletion of Sub-Advisors. Columbia Management also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Funds, not including pricing and bookkeeping, and other fees paid to Columbia Management by the Funds, amounted to the following annual rates of the average daily net assets of each specified Fund:


Colonial Small Cap Value Fund, Variable
   Series                                         0.80%
Colonial Strategic Income Fund, Variable Series   0.65%
Columbia High Yield Fund, Variable Series         0.60%
Columbia International Fund, Variable Series      0.90%
Liberty Growth & Income Fund, Variable Series     0.80%
Liberty S&P 500 Index Fund, Variable Series       0.40%
Liberty Select Value Fund, Variable Series        0.70%

PORTFOLIO MANAGERS

STEPHEN D. BARBARO, a vice president of Columbia Management, is the manager for the Small Cap Fund and has managed the Small Cap Fund since June, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

LAURA A. OSTRANDER, a senior vice president of Columbia Management, is the manager for the Strategic Income Fund and has managed or co-managed the Strategic Income Fund since September, 2000. Ms. Ostrander has been associated with Columbia Management or its predecessors since December, 1996.

TRUST MANAGEMENT ORGANIZATIONS

KURT M. HAVNAER, a vice president of Columbia Management, is a co-manager for the High Yield Fund and has co-managed the High Yield Fund since May, 2004 and served as a co-manager from April, 2003 to March, 2004. Mr. Havnaer was on a leave of absence for the period March, 2004 to April, 2004. Mr. Havnaer co-managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the High Yield Fund, from September, 2000 to April, 2003. Mr. Havnaer has been associated with Columbia Management or its predecessors since 1996.

JEFFREY L. RIPPEY, a managing director of Columbia Management and head of Columbia Management's Portland High Yield Team, is the manager for the High Yield Fund and has managed or co-managed the High Yield Fund since it commenced operations in April, 2003. Mr. Rippey managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the High Yield Fund, from March, 1998 to April, 2003. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

PENELOPE L. BURGESS, a senior vice president of Columbia Management, is a co-manager for the International Fund and has co-managed the International Fund since July, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

DEBORAH F. SNEE, a senior vice president of Columbia Management, is a co-manager for the International Fund and has co-managed the International Fund since July, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

BRIAN CUNNINGHAM, a vice president of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since October, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

GREGORY M. MILLER, a senior vice president of Columbia Management, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1985.

RICHARD DAHLBERG, a senior portfolio manager and head of Columbia Management's Income Strategies Group, is a co-manager for the Growth & Income Fund and has co-managed the Growth & Income Fund since October, 2003. Mr. Dahlberg has been associated with Columbia Management since September, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg managed value investments for the last 30 years, most recently with Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002 and with Pioneer Investment Management, Inc. from September, 1998 to November, 2001.

DIANE L. SOBIN, a senior portfolio manager of Columbia Management, is a co-manager for the Select Value Fund and has co-managed the Select Value Fund since September, 2004. Ms. Sobin has been associated with Columbia Management or its predecessors since August, 2001. Prior to joining Columbia Management in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001.

DAVID I. HOFFMAN, a senior portfolio manager of Columbia Management, is a co-manager for the Select Value Fund and has co-managed the Select Value Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management or its predecessors since August, 2001. Prior to joining Columbia Management in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Funds.

TRUST MANAGEMENT ORGANIZATIONS

INVESTMENT SUB-ADVISOR

SSGA FUNDS MANAGEMENT, INC.

SSgA Funds Management, Inc. (SSgA FM), a registered investment advisor subsidiary of State Street Corporation, is the Sub-Advisor to the S&P 500 Fund.

Out of the management fees it receives from the S&P 500 Fund, Columbia Management pays SSgA FM a fee at the annual rate of $25,000 on average daily net assets up to $50 million and 0.05% on average daily net assets thereafter.

JAMES MAY, a principal of SSgA FM, is the manager for the S&P 500 Fund and has managed the S&P 500 Fund since November, 2004. Mr. May has been associated with SSgA FM and its affiliates since 1991. A more complete description of SSgA FM is included in the Statement of Additional Information.

The Statement of Additional Information provides additional information about Mr. May's compensation, other accounts he manages and his ownership of securities in the S&P 500 Fund.

LEGAL PROCEEDINGS

On March 15, 2004, Columbia Management and CFD (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005.

TRUST MANAGEMENT ORGANIZATIONS

[RULE 12B-1 PLAN

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay CFD marketing and other fees to support the sale and distribution of Class B shares. The annual distribution fee may equal up to 0.25% for Class B shares. Distribution fees are paid out of the assets attributable to the Class B shares. The distributor has voluntarily agreed to waive a portion of the Class B distribution fee to the extent necessary to limit the Class B expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses, incurred by each of the following Funds to the following annual rates (as a percentage of Class B's average daily net assets):

Small Cap Fund      [1.10%]
Select Value Fund   [1.10%]

If, after reimbursing the distribution fee, Class B expenses are above the expense limit, Columbia Management will then reimburse other Fund expenses for both Class A and Class B to the extent necessary to reach the expense limit.

The distributor has also voluntarily agreed to waive the following portions of the Class B share distribution fee for the following Funds:

High Yield Fund        [0.19%]
Growth & Income Fund   [0.02%]

Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.]

[INTERMEDIARY COMPENSATION]

[ADDITIONAL INTERMEDIARY COMPENSATION] The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Funds on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

TRUST MANAGEMENT ORGANIZATIONS

MIXED AND SHARED FUNDING

As described above, the Funds serve as the funding medium for VA contracts and VLI policies of Participating Insurance Companies. One or more of the Funds may, from time to time, become funding vehicles for VA contracts or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's principal investment strategies and their associated risks are described under "The Funds -- Principal Investment Strategies" and "The Funds -- Principal Investment Risks." This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices, and their associated risks are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Funds may not always achieve their investment goals. Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment goals or any of its investment strategies.

DERIVATIVE STRATEGIES

(All Funds, except High Yield Fund and Strategic Income Fund) A Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

U.S. GOVERNMENT SECURITIES

(Strategic Income Fund) The Fund may invest in U.S. government securities, including U.S. Treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund has flexibility to vary its allocation among different types of U.S. government securities based upon the advisor's judgment of which types of securities will outperform others. In selecting investments for the Fund, the advisor considers a security's expected income, together with its potential to rise or fall in price.

STRUCTURE RISK

(Strategic Income Fund, Growth & Income Fund, International Fund) Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

OTHER INVESTMENT STRATEGIES AND RISKS

ZERO COUPON BONDS

(Strategic Income Fund) Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

ADDITIONAL EQUITY RISK

(All Funds) The Funds may invest in publicly and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

PRICING RISK

(All Funds) The Funds' securities are valued at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth as determined in good faith under procedures established by the Board of Trustees. This procedure implies an unavoidable risk that a Fund's prices are higher or lower than the prices that the securities might actually command if the Fund were to sell them. If a Fund has valued the securities too highly, you may end up paying too much for Fund shares when you buy. If a Fund underestimates securities prices, you may not receive the full market value for your Fund shares when you sell.

EARLY CLOSING RISK

(All Funds) The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotation (NASDAQ) National Market System and the New York Stock Exchange is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

TEMPORARY DEFENSIVE STRATEGIES

(All Funds) At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit.

(High Yield Fund) The High Yield Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements.

Taking a temporary defensive position may prevent a Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years (or shorter period if a Fund commenced operations less than five years ago), which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. This information, except as noted below, has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with the Funds' financial statements, are included in the Funds' annual report. The information for the High Yield Fund for the years ended December 31, 2002, 2001 and 2000 is included in that Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by writing to CFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                   YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------
                                                        2004      2003       2002       2001      2000
                                                      Class A   Class A    Class A    Class A   Class A
                                                      -------   -------    -------    -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)               14.23     10.48     11.56      10.73      9.12
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(a)                             0.09      0.07      0.02       0.02      0.07
   Net realized and unrealized gain (loss) on
      investments and foreign currency                  3.13      4.03     (0.73)      0.98      1.65
Total from Investment Operations                        3.22      4.10     (0.71)      1.00      1.72
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
   From net investment income                          (0.07)    (0.03)    (0.01)     (0.02)    (0.05)
   From net realized gains                             (0.44)    (0.32)    (0.36)     (0.15)    (0.06)
Total Distributions Declared to Shareholders           (0.51)    (0.35)    (0.37)     (0.17)    (0.11)
NET ASSET VALUE, END OF PERIOD ($)                     16.94     14.23     10.48      11.56     10.73
Total return (%)(b)(c)                                 22.70     39.30(d)  (6.12)(d)   9.30(d)  18.88(d)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(e)                                          0.97      1.10      1.10       1.10      1.07
   Net investment income(e)                             0.57      0.59      0.18       0.22      0.76
   Waiver/reimbursement                                   --      0.11      0.04       0.22      0.82
Portfolio turnover rate (%)                               30        55       125         56        54
Net assets, end of period (000's) ($)                 14,557    10,738     7,893      9,361     7,616

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(d) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES

                                                                                 PERIOD ENDED
                                                YEAR ENDED DECEMBER 31,          DECEMBER 31,
                                         -------------------------------------   ------------
                                           2004      2003      2002      2001       2000(a)
                                         Class B   Class B   Class B   Class B      Class B
                                         -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF
   PERIOD ($)                              14.22    10.47     11.55     10.73       9.21
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(b)                 0.07     0.07      0.02      0.02       0.06
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency                  3.12     4.03     (0.73)     0.97       1.57
Total from Investment Operations            3.19     4.10     (0.71)     0.99       1.63
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS ($):
   From net investment income              (0.05)   (0.03)    (0.01)    (0.02)     (0.05)
   From net realized gains                 (0.44)   (0.32)    (0.36)    (0.15)     (0.06)
Total Distributions Declared to
   Shareholders                            (0.49)   (0.35)    (0.37)    (0.17)     (0.11)
NET ASSET VALUE, END OF PERIOD ($)         16.92    14.22     10.47     11.55      10.73
Total return (%)(c)(d)(e)                  22.51    39.34     (6.14)     9.20      17.72(f)
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(g)                              1.10     1.10      1.10      1.10       1.10(h)
   Net investment income(g)                 0.43     0.54      0.18      0.22       1.01(h)
   Waiver/reimbursement                     0.12     0.36      0.29      0.47       1.07(h)
Portfolio turnover rate (%)                   30       55       125        56         54
Net assets, end of period (000's) ($)    264,487   58,730    12,080     9,020      3,469

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Had the investment advisor and/or distributor not waived a portion of expenses, total return would have been reduced.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

FINANCIAL HIGHLIGHTS

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                    YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------------
                                                        2004      2003      2002      2001         2000
                                                      Class A   Class A   Class A   Class A      Class A
                                                      -------   -------   -------   -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                 9.80      8.90      8.92      9.43        10.44
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(a)                              0.61      0.62      0.65      0.81(b)      0.97
   Net realized and unrealized gain (loss) on
      investments and foreign currency                   0.39      1.03      0.10     (0.46)(b)    (0.96)
Total from Investment Operations                         1.00      1.65      0.75      0.35         0.01
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
   From net investment income                           (0.84)    (0.75)    (0.75)    (0.84)       (0.99)
   Return of capital                                       --        --     (0.02)    (0.02)       (0.03)
Total Distributions Declared to Shareholders            (0.84)    (0.75)    (0.77)    (0.86)       (1.02)
NET ASSET VALUE, END OF PERIOD ($)                       9.96      9.80      8.90      8.92         9.43
Total return (%)(c)(d)                                  10.16     18.54      8.41      3.68         0.16
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(e)                                           0.80      0.80      0.76      0.85         0.76
   Net investment income(e)                              6.08      6.42      7.16      8.42(b)      9.36
Portfolio turnover rate (%)                               103        61        62        62           31
Net assets, end of period (000's) ($)                 102,612   109,894   106,415   123,041      143,629

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 8.70% to 8.42%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                                                                                     PERIOD ENDED
                                                  YEAR ENDED DECEMBER 31,            DECEMBER 31,
                                           -------------------------------------     ------------
                                             2004      2003      2002      2001         2000(a)
                                           Class B   Class B   Class B   Class B        Class B
                                           -------   -------   -------   -------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)     9.80      8.89      8.91      9.41        10.24
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(b)                  0.59      0.60      0.63      0.79(c)      0.56
   Net realized and unrealized gain
      (loss) on investments and
      foreign currency                       0.38      1.04      0.09     (0.46)(c)    (0.37)
Total from Investment Operations             0.97      1.64      0.72      0.33         0.19
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS ($):
   From net investment income               (0.82)    (0.73)    (0.72)    (0.81)       (0.99)
   Return of capital                           --        --     (0.02)    (0.02)       (0.03)
Total Distributions Declared to
   Shareholders                             (0.82)    (0.73)    (0.74)    (0.83)       (1.02)
NET ASSET VALUE, END OF PERIOD ($)           9.95      9.80      8.89      8.91         9.41
Total return (%)(d)(e)(f)                    9.85     18.43      8.08      3.54         1.92(g)
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(h)                               1.00      1.00      1.00      1.00         1.00(i)
   Net investment income(h)                  5.88      6.17      6.92      8.27(c)      9.39(i)
   Waiver/reimbursement                      0.05      0.05      0.01      0.10         0.03(i)
Portfolio turnover rate (%)                   103        61        62        62           31
Net assets, end of period (000's) ($)      60,210    55,825    32,407    19,481        3,579

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 8.55% to 8.27%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

FINANCIAL HIGHLIGHTS

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES(A)

                                                                   YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------
                                                        2004      2003       2002      2001       2000
                                                      Class A   Class A    Class A   Class A    Class A
                                                      -------   -------    -------   -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)               9.42       8.96       9.29     9.35        9.70
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income                               0.54(b)    0.56(b)    0.59     0.64(c)     0.69
   Net realized and unrealized gain (loss) on
      investments and foreign currency                 0.11       0.52      (0.35)   (0.07)(c)   (0.35)
Total from Investment Operations                       0.65       1.08       0.24     0.57        0.34
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
   From net investment income                         (0.52)     (0.60)     (0.57)   (0.63)      (0.69)
   From net realized gains                               --      (0.02)        --       --          --
Total Distributions Declared to Shareholders          (0.52)     (0.62)     (0.57)   (0.63)      (0.69)
NET ASSET VALUE, END OF PERIOD ($)                     9.55       9.42       8.96     9.29        9.35
Total return (%)(d)(e)(f)                              7.07      12.37       2.74     6.18        3.66
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(g)                                         0.60       0.77       1.68     1.60        1.60
   Net investment income(g)                            5.71       6.06       6.46     6.89(c)     7.29
   Waiver/reimbursement                                0.16       0.36       1.68     1.63        1.58
Portfolio turnover rate (%)                              38        112         49       54          46
Net assets, end of period (000's) ($)                 9,722     12,132      2,197    2,421       2,188

(a) The information shown in this table for the periods prior to April 14, 2003, relates to shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund, Variable Series.

(b) Per share data was calculated using average shares outstanding during the period.

(c) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective January 1, 2001. The effect of the changes for the year ended December 31, 2001 (which is reflected in the amounts shown above) on the net investment income per share, the net realized and unrealized gain
     (loss) per share and the ratio of net investment income to average net assets is $0.01, $(0.01), and 0.25%, respectively.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

                                                          YEAR ENDED    PERIOD ENDED
                                                         DECEMBER 31,   DECEMBER 31,
                                                             2004          2003(a)
                                                            Class B        Class B
                                                         ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                      9.42          9.12
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(b)                                   0.53          0.41
   Net realized and unrealized gain on investments and
      foreign currency                                        0.13          0.34
Total from Investment Operations                              0.66          0.75
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
   From net investment income                                (0.52)        (0.43)
   From net realized gains                                      --         (0.02)
Total Distributions Declared to Shareholders                 (0.52)        (0.45)
NET ASSET VALUE, END OF PERIOD ($)                            9.56          9.42
Total return (%)(c)(d)(e)                                     7.11          8.44(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(g)                                                0.66          0.76(h)
   Net investment income(g)                                   5.56          6.21(h)
   Waiver/reimbursement                                       0.35          0.46(h)
Portfolio turnover rate (%)                                     38           112(f)
Net assets, end of period (000's) ($)                       71,762        28,356

(a) For the period from commencement of operations on April 14, 2003 to December 31, 2003.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

FINANCIAL HIGHLIGHTS

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

                                                                     YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2004          2003       2002      2001      2000
                                                      Class A       Class A    Class A   Class A   Class A
                                                      -------       -------    -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                1.69          1.26       1.46      1.93      2.79
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(a)                             0.02          0.03       0.01      0.01      0.03
   Net realized and unrealized gain (loss) on
      investments, foreign currency and foreign
      capital gains tax                                 0.21          0.42      (0.20)    (0.48)    (0.55)
Total from Investment Operations                        0.23          0.45      (0.19)    (0.47)    (0.52)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
   From net investment income                          (0.02)        (0.02)     (0.01)       --     (0.04)
   In excess of net investment income                     --            --         --        --        --(b)
   From net realized gains                                --            --         --        --     (0.30)
   In excess of net realized gains                        --            --         --        --        --(b)
Total Distributions Declared to Shareholders           (0.02)        (0.02)     (0.01)       --     (0.34)
NET ASSET VALUE, END OF PERIOD ($)                      1.90          1.69       1.26      1.46      1.93
Total return (%)(c)(d)                                 13.73(e)(f)   35.54(e)  (13.35)   (24.35)   (18.47)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(g)                                          0.95          0.97       1.13      1.23      1.08
   Net investment income(g)                             0.98          1.84       0.62      0.41      1.20
   Waiver/reimbursement                                 0.21          0.18         --        --        --
Portfolio turnover rate (%)                              101           104         39        34        76
Net assets, end of period (000's) ($)                 70,391        75,184     28,883    41,299    61,372

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES

                                                                                                   PERIOD ENDED
                                                               YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                      ----------------------------------------     ------------
                                                        2004         2003      2002      2001         2000(a)
                                                      Class B      Class B   Class B   Class B        Class B
                                                      -------      -------   -------   -------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)               1.69         1.26       1.46       1.93        2.50
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (loss)(b)                     0.01         0.03       0.01         --(c)    (0.01)
   Net realized and unrealized gain (loss)
      on investments, foreign currency and
      foreign capital gains tax                        0.22         0.41      (0.21)     (0.47)      (0.22)
Total from Investment Operations                       0.23         0.44      (0.20)     (0.47)      (0.23)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
   From net investment income                         (0.02)       (0.01)        --(c)      --       (0.04)
   In excess of net investment income                    --           --         --         --          --(c)
   From net realized gains                               --           --         --         --       (0.30)
   In excess of net realized gains                       --           --         --         --          --(c)
Total Distributions Declared to Shareholders          (0.02)       (0.01)        --         --       (0.34)
NET ASSET VALUE, END OF PERIOD ($)                     1.90         1.69       1.26       1.46        1.93
Total return (%)(d)(e)                                13.48(f)(g)  35.21(f)  (13.56)    (24.35)      (9.01)(h)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(i)                                         1.20         1.22       1.38       1.48        1.33(j)
   Net investment income (loss)(i)                     0.72         1.71       0.37       0.16       (0.43)(j)
   Waiver/reimbursement                                0.21         0.18         --         --          --
Portfolio turnover rate (%)                             101          104         39         34          76
Net assets, end of period (000's) ($)                 6,792        6,817          1          1           1

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g) Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

                                                                     YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------
                                                         2004        2003        2002      2001      2000
                                                       Class A     Class A     Class A   Class A   Class A
                                                       -------     -------     -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                 14.15       11.97       15.55     18.27     19.85
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(a)                               0.25        0.21        0.15      0.16      0.17
   Net realized and unrealized gain (loss) on
      investments                                         1.70        2.16       (3.56)    (0.35)     0.54
Total from Investment Operations                          1.95        2.37       (3.41)    (0.19)     0.71
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
   From net investment income                            (0.28)      (0.19)      (0.17)    (0.15)    (0.17)
   In excess of net investment income                       --          --          --        --        --(b)
   From net realized gains                                  --          --          --     (2.34)    (2.12)
   Return of capital                                        --          --          --     (0.04)       --
Total Distributions Declared to Shareholders             (0.28)      (0.19)      (0.17)    (2.53)    (2.29)
NET ASSET VALUE, END OF PERIOD ($)                       15.82       14.15       11.97     15.55     18.27
Total return (%)(c)(d)                                   13.76(e)    19.79(e)   (21.95)    (0.60)     3.60
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA (%):
   Expenses(f)                                            0.76        0.80        0.88      0.96      0.88
   Net investment income(f)                               1.68        1.66        1.08      0.92      0.85
   Waiver/reimbursement                                   0.11        0.09          --        --        --
Portfolio turnover rate (%)                                 37          73          69        53       120
Net assets, end of period (000's) ($)                  206,695     216,923     113,335   180,053   203,366

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

LIBERTY GROWTH & INCOME FUND, VARIABLE SERIES

                                                                                              PERIOD ENDED
                                                             YEAR ENDED DECEMBER 31,          DECEMBER 31,
                                                      -------------------------------------   ------------
                                                        2004      2003      2002      2001       2000(a)
                                                      Class B   Class B   Class B   Class B      Class B
                                                      -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)               14.14     11.95     15.53     18.26        19.82
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(b)                             0.21      0.18      0.13      0.15         0.08
   Net realized and unrealized
      gain (loss) on investments                        1.69      2.17     (3.56)    (0.35)        0.65
Total from Investment Operations                        1.90      2.35     (3.43)    (0.20)        0.73
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
   From net investment income                          (0.24)    (0.16)    (0.15)    (0.15)       (0.17)
   In excess of net investment income                     --        --        --        --           --(c)
   From net realized gains                                --        --        --     (2.34)       (2.12)
   Return of capital                                      --        --        --     (0.04)          --
Total Distributions Declared to Shareholders           (0.24)    (0.16)    (0.15)    (2.53)       (2.29)
NET ASSET VALUE, END OF PERIOD ($)                     15.80     14.14     11.95     15.53        18.26
Total return (%)(d)(e)(f)                              13.46     19.66    (22.06)    (0.65)        3.64(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(h)                                          0.99      1.00      1.00      1.00         1.00(i)
   Net investment income(h)                             1.45      1.46      0.96      0.88         0.71(i)
   Waiver/reimbursement                                 0.13      0.14      0.13      0.21         0.13(i)
Portfolio turnover rate (%)                               37        73        69        53          120
Net assets, end of period (000's) ($)                 46,396    44,594    27,756    25,742        4,318

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

                                                                                                PERIOD ENDED
                                                             YEAR ENDED DECEMBER 31,            DECEMBER 31,
                                                      -------------------------------------     ------------
                                                        2004      2003      2002      2001         2000(a)
                                                      Class A   Class A   Class A   Class A        Class A
                                                      -------   -------   -------   -------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)               9.62      7.59       9.90     11.31       12.00
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(b)                            0.14(c)   0.09       0.09      0.07        0.07
   Net realized and unrealized
      gain (loss) on investments
      and futures contracts                            0.83      2.02      (2.32)    (1.42)      (0.70)
Total from Investment Operations                       0.97      2.11      (2.23)    (1.35)      (0.63)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
   From net investment income                         (0.14)    (0.08)     (0.07)    (0.06)      (0.06)
   Return of capital                                     --        --      (0.01)       --          --
Total Distributions Declared to Shareholders          (0.14)    (0.08)     (0.08)    (0.06)      (0.06)
NET ASSET VALUE, END OF PERIOD ($)                    10.45      9.62       7.59      9.90       11.31
Total return (%)(d)(e)                                10.13     27.80(f)  (22.55)   (11.98)(f)  (5.29)(f)(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(h)                                         0.64      0.69       0.64      0.75        0.75(i)
   Net investment income(h)                            1.42      1.11       0.99      0.72        0.89(i)
   Waiver/reimbursement                                  --      0.03         --      0.28        0.36(i)
Portfolio turnover rate (%)                               6         3         17         7           2(g)
Net assets, end of period (000's) ($)                    91        82         65        83          95

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend which amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES

                                                                                               PERIOD ENDED
                                                              YEAR ENDED DECEMBER 31,          DECEMBER 31,
                                                      --------------------------------------   ------------
                                                        2004       2003      2002      2001       2000(a)
                                                      Class B    Class B   Class B   Class B      Class B
                                                      -------    -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                9.59       7.57      9.89     11.31       12.00
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(b)                             0.13(c)    0.09      0.08      0.07        0.07
   Net realized and unrealized gain
      (loss) on investments and
      futures contracts                                 0.84       2.01     (2.33)    (1.43)      (0.70)
Total from Investment Operations                        0.97       2.10     (2.25)    (1.36)      (0.63)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
   From net investment income                          (0.13)     (0.08)    (0.06)    (0.06)      (0.06)
   Return of capital                                      --         --     (0.01)       --          --
Total Distributions Declared to Shareholders           (0.13)     (0.08)    (0.07)    (0.06)      (0.06)
NET ASSET VALUE, END OF PERIOD ($)                     10.43       9.59      7.57      9.89       11.31
Total return (%)(d)(e)(f)                              10.12      27.68    (22.75)   (12.07)      (5.29)(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(h)                                          0.75       0.75      0.75      0.75        0.75(i)
   Net investment income(h)                             1.29       1.05      0.88      0.72        0.89(i)
   Waiver/reimbursement                                 0.14       0.22      0.14      0.53        0.61(i)
Portfolio turnover rate (%)                                6          3        17         7           2(g)
Net assets, end of period (000's) ($)                 54,646     48,442    28,762    28,835      12,098

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend which amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY SELECT VALUE FUND, VARIABLE SERIES

                                                                                     PERIOD ENDED
                                                     YEAR ENDED DECEMBER 31,         DECEMBER 31,
                                             -------------------------------------   ------------
                                               2004      2003      2002      2001       2000(a)
                                             Class A   Class A   Class A   Class A      Class A
                                             -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)      15.42     12.12     13.66    13.24       12.00
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(b)                    0.08      0.05      0.03     0.05        0.09
   Net realized and unrealized gain (loss)
      on investments                           2.32      3.30     (1.54)    0.42        1.28
Total from Investment Operations               2.40      3.35     (1.51)    0.47        1.37
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS ($):
   From net investment income                 (0.08)    (0.05)    (0.03)   (0.03)      (0.07)
   From net realized gains                    (0.08)       --        --    (0.02)         --(c)
   Return of capital                             --        --        --       --       (0.06)
Total Distributions Declared to
   Shareholders                               (0.16)    (0.05)    (0.03)   (0.05)      (0.13)
NET ASSET VALUE, END OF PERIOD ($)            17.66     15.42     12.12    13.66       13.24
Total return (%)(d)(e)                        15.59     27.61    (11.07)    3.55(f)    11.38(f)(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA (%):
   Expenses(h)                                 0.86      0.95      0.93     1.10        1.10(i)
   Net investment income(h)                    0.47      0.35      0.26     0.34        1.13(i)
   Waiver/reimbursement                          --        --        --     0.48        1.31(i)
Portfolio turnover rate (%)                      17        12        21       15          26(g)
Net assets, end of period (000's) ($)         1,612     1,418       632      115         111

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY SELECT VALUE FUND, VARIABLE SERIES

                                                                                              PERIOD ENDED
                                                             YEAR ENDED DECEMBER 31,          DECEMBER 31,
                                                      -------------------------------------   ------------
                                                       2004      2003      2002      2001       2000(a)
                                                      Class B   Class B   Class B   Class B     Class B
                                                      -------   -------   -------   -------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)               15.41     12.11     13.65     13.24      12.00
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income(b)                             0.04      0.03      0.01      0.05       0.09
   Net realized and unrealized gain (loss)
      on investments                                    2.32      3.29     (1.54)     0.41       1.28
Total from Investment Operations                        2.36      3.32     (1.53)     0.46       1.37
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS ($):
   From net investment income                          (0.05)    (0.02)    (0.01)    (0.03)     (0.07)
   From net realized gains                             (0.08)       --        --     (0.02)        --(c)
   Return of capital                                      --        --        --        --      (0.06)
Total Distributions Declared to
   Shareholders                                        (0.13)    (0.02)    (0.01)    (0.05)     (0.13)
NET ASSET VALUE, END OF PERIOD ($)                     17.64     15.41     12.11     13.65      13.24
Total return (%)(d)(e)(f)                              15.32     27.44    (11.21)     3.47      11.38(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
   Expenses(h)                                          1.10      1.10      1.10      1.10       1.10(i)
   Net investment income(h)                             0.23      0.20      0.09      0.34       1.13(i)
   Waiver/reimbursement                                 0.01      0.10      0.08      0.73       1.56(i)
Portfolio turnover rate (%)                               17        12        21        15         26(g)
Net assets, end of period (000's) ($)                 41,125    36,782    24,615    16,886      3,762

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Funds' long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Funds. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Funds' shares.

The Funds, directly and through their agents, take various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of a Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

SHAREHOLDER INFORMATION

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, insurance product separate accounts and retirement plans. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Funds' practices discussed above.

CMG has designated a Market Timing Steering Committee (the "Committee") composed of members of senior management designed to ensure, among other things, that Participating Insurance Companies can either enforce the Funds' market timing policy, or monitor for market timing pursuant to a policy that is at least as restrictive as the Funds' policy. The Committee oversees the due diligence process with respect to Participating Insurance Companies. The due diligence process for Participating Insurance Companies includes a review of an insurance company's market timing policies, and requests that insurance companies certify that they can enforce the Funds' market timing policy as disclosed in the prospectus. Alternatively, if the Participating Insurance Company cannot certify that it can enforce the Funds' market timing policy, the Committee requests that the Participating Insurance Company certify that it has an internal market timing policy that is as restrictive or more restrictive than the Funds' market timing policy. If the insurance company cannot provide either form of certification, the Committee requests that the Participating Insurance Company provide the Funds' transfer agent with shareholder level data transparency to enable the transfer agent to monitor trading activity in accordance with the Funds' market timing policy. An insurance company that agrees to provide data transparency is required to restrict, upon the transfer agent's request, participants that violate the Funds' market timing policy. If a current Participating Insurance Company is unable to comply, CMG will take steps consistent with its contractual obligations to place the Participating Insurance Company's accounts on redemption only status. If a prospective Participating Insurance Company is unable to comply with one of the alternatives, the Funds will not begin a business relationship with that company.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Funds nor their agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

HOW THE FUNDS CALCULATE NET ASSET VALUE

Each share price is its net asset value next determined. Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange
(NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

To calculate the net asset value on a given day, the Funds value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Funds value the security at the most recent quoted bid price. The Funds value each over-the-counter security or NASDAQ National Market System security as of the last sales price (or closing price reported by the NASDAQ National Market System, if different, as applicable) for that day. The Funds value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Funds value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when the Funds determine that the sale or bid price of the security does not reflect that security's market value, the Funds will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Funds may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

The Funds have retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed no less frequently than annually. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAX CONSEQUENCES

Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

The Internal Revenue Service (IRS) has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with their tax-deferred treatment by causing the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. Based on the rulings and other guidance the IRS has issued to date, Columbia Management believes that tax-deferred treatment for the Funds will be respected. However, the IRS and the Treasury Department may in the future provide further guidance as to what it deems to constitute an impermissible level of "investor control," and such guidance could affect the treatment of the Funds described herein, including retroactively.

[OTHER CLASS OF SHARES

The Funds also offer an additional class of shares, Class [A/B] shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.]

FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Funds' website
(www.columbiafunds.com) include a description of the Funds' policies with respect to the disclosure of their portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust: 811-07556

Colonial Small Cap Value Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Columbia High Yield Fund, Variable Series
Columbia International Fund, Variable Series
Liberty Growth & Income Fund, Variable Series
Liberty S&P 500 Index Fund, Variable Series
Liberty Select Value Fund, Variable Series

                       STEINROE VARIABLE INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111

                  Columbia International Fund, Variable Series
                  Liberty Growth & Income Fund, Variable Series
                 Colonial Strategic Income Fund, Variable Series Colonial Small Cap Value Fund, Variable Series
                   Liberty Select Value Fund, Variable Series
                   Liberty S&P 500 Index Fund, Variable Series

                 (Each a "Fund" and collectively, the "Funds.")

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED ________, 2006

      The Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Class A and Class B Prospectuses for SteinRoe Variable Investment Trust (the "Trust"), dated _______, 2006, and any supplements thereto, which may be obtained at no charge by calling Columbia Management Distributors, Inc. ("CMD") at (800) 437-4466, or by contacting the applicable Participating Insurance Company (as defined in the Prospectus), or the broker-dealers offering certain variable annuity contracts ("VA contracts") or variable life insurance policies ("VLI policies") issued by the Participating Insurance Company. Each Predecessor Fund's financial statements for the fiscal year ended December 31, 2004, and for the semiannual period ended June 30, 2005, are incorporated into this SAI by reference. The most recent annual and semiannual reports to shareholders of the Predecessor Funds are available by calling CMD at the number above or by contacting the Participating Insurance Company which issued your VA contract or VLI policy.

                                TABLE OF CONTENTS

ITEM                                                                                  PAGE
ORGANIZATION AND HISTORY............................................................    3
INVESTMENT MANAGEMENT AND OTHER SERVICES............................................    4
    General.........................................................................    4
    Trust Charges and Expenses......................................................    4
    Principal Underwriter and Distribution Plan.....................................   11
    Code of Ethics..................................................................   14
    Anti-Money Laundering Compliance................................................   15
    Proxy Voting Policies and Fund Proxy Voting Record..............................   15
    Disclosure of Portfolio Information.............................................   16
INVESTMENT RESTRICTIONS.............................................................   17
    Columbia International Fund, Variable Series....................................   18
    Liberty Growth & Income Fund, Variable Series...................................   19
    Colonial Strategic Income Fund, Variable Series.................................   19
    Colonial Small Cap Value Fund, Variable Series..................................   20
    Liberty Select Value Fund, Variable Series......................................   23
    Liberty S&P 500 Index Fund, Variable Series.....................................   23
    Proposed Fundamental Restrictions...............................................   25
MORE FACTS ABOUT THE TRUST..........................................................   26
    Organization....................................................................   26
    Trustees and Officers...........................................................   26
    Trustee Positions ..............................................................   34
    Approving the Investment Advisory Contract......................................   34
    Compensation of Trustees........................................................   35
    Portfolio Managers..............................................................   41
    Principal Holders of Securities.................................................   43
    Custodian.......................................................................   49
OTHER CONSIDERATIONS................................................................   49
    Portfolio Turnover..............................................................   49
    Suspension of Redemptions.......................................................   49
    Valuation of Securities.........................................................   50
    Portfolio Transactions..........................................................   50
    Information About the Standard & Poor's 500 Composite...........................   58
    Stock Price Index ..............................................................   58
    Taxes...........................................................................   58
DESCRIPTION OF CERTAIN INVESTMENTS..................................................   59
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS..............   80
APPENDIX I..........................................................................   81

                            ORGANIZATION AND HISTORY

      SteinRoe Variable Investment Trust (the "Trust"), a business trust organized under the laws of Massachusetts, commenced operations on January 1, 1989, and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. The Trust currently offers eleven Funds with differing investment goals, policies and restrictions. Currently, the Trust consists of Columbia International Fund, Variable Series (the "International Fund"); Liberty Growth & Income Fund, Variable Series (the "Growth & Income Fund"); Colonial Strategic Income Fund, Variable Series (the "Strategic Income Fund"); Colonial Small Cap Value Fund, Variable Series (the "Small Cap Fund"); Liberty Select Value Fund, Variable Series (the "Select Value Fund"), Liberty S&P 500 Index Fund, Variable Series (the "500 Index Fund"), Liberty Small Company Growth Fund, Variable Series (the "Small Company Growth Fund"), Columbia Large Cap Growth Fund, Variable Series (the "Large Cap Growth Fund"), Liberty Asset Allocation Fund, Variable Series (the "Asset Allocation Fund"), Liberty Federal Securities Fund, Variable Series (the "Federal Securities Fund") and Liberty Money Market Fund, Variable Series (the "Money Market Fund") (each individually referred to as a "Fund", or by the defined name indicated, or collectively as the "Funds"). Other funds may be added and some Funds eliminated from time to time.

      Prior to _____________ ___, 2006 (the "Fund Reorganization Date"), the Funds were organized as series of Liberty Variable Investment Trust (each, a "Predecessor Fund" and, collectively, "Predecessor Funds"), a business trust organized under the laws of Massachusetts in 1993. The information provided for each Fund in this SAI for periods prior to the Fund Reorganization Date relates to the respective Predecessor Fund.

      Effective April 7, 2003, the International Fund changed its name from "Colonial International Fund for Growth, Variable Series" to its current name. Effective April 7, 2003, the Growth & Income Fund changed its name from "Colonial U.S. Growth & Income Fund, Variable Series" to its current name.

      The Trust issues shares of beneficial interest in each Fund, an open-end management investment company that is a series of the Trust, that represent the entire interest in a separate series of the Trust. Each Fund, except the International Fund, is a diversified series of the Trust, each representing the entire interest in a separate series of the Trust. The International Fund is a non-diversified series of the Trust. The Trust is permitted to offer separate series and different classes of shares. The Trust currently offers two separate classes of shares, Class A shares and Class B shares. Class B shares differ from Class A shares solely in that Class B shares have a fee pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") which is used for certain shareholder service and distribution expenses. Sales of shares of each class are made without a sales charge at each Fund's per share net asset value. The Trust may add or delete Funds and/or classes from time to time. The Trust is the funding vehicle for variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) offered by the separate accounts of life insurance companies ("Participating Insurance Companies").

      The Trust was organized under an Agreement and Declaration of Trust (the "Declaration of Trust") as a Massachusetts business trust on June 9, 1987. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or the Board. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series, each with one or more classes, as the Board may authorize.

      Each share of a Fund class is entitled to participate pro rata in any dividends and other distributions declared by the Board with respect to that share class, and all shares of a Fund have proportionate rights in the event of liquidation of that Fund.

      Shareholders of a Fund are entitled to one vote for each share of that Fund held on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the 1940 Act or other applicable law or when the Board determines that the matter affects only the interests of one or more Funds, such as, for example, a proposal to approve an amendment to that Fund's Advisory Agreement, but shares of all the Funds vote together, to the extent required by the 1940 Act, in the election or selection of Trustees and independent accountants.

      The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

      The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental policies.

      The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed by the vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares.

      Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations.

      The Trustees of the Trust (the "Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of owners may differ. Additional information regarding such differing interests and related risks are described in the Prospectus under "Mixed and Shared Funding."

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

GENERAL

      Columbia Management Advisors, LLC ("Columbia Advisors") serves as investment advisor pursuant to investment advisory agreements between the Trust, and Columbia Advisors (the "Management Agreements"). Prior to the Fund Reorganization Date, Columbia Advisors served as an investment advisor to the Predecessor Funds pursuant to investment advisory agreements with the Predecessor Funds. Columbia Advisors is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is an indirect wholly owned subsidiary of Bank of America Corporation ("Bank of America"). Columbia Advisors' address is 100 Federal Street, Boston, Massachusetts 02110. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.

      On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005, had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Funds. As a result of the merger, Columbia Advisors is now the investment advisor to the Funds.

      The Management Agreements provide that neither Columbia Advisors, nor any of their respective directors, officers, stockholders (or partners of stockholders), agents, or employees, shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Columbia Advisors of its respective duties under such agreements, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of Columbia Advisors, in the performance of its respective duties or from reckless disregard by Columbia Advisors of its respective obligations and duties thereunder.

TRUST CHARGES AND EXPENSES

MANAGEMENT FEES. Each Fund listed below paid management fees to Columbia Advisors (or an affiliate thereof) as follows during each year in the three-year period ended December 31, 2005, pursuant to the Management Agreements described in the Prospectus:

                                               2005              2004             2003
                                               ----          -----------       -----------
International Fund:                                          $   694,542       $   564,108
Growth & Income Fund:                                          2,030,029         1,716,268
Strategic Income Fund:                                         1,042,328         1,003,522
Small Cap Fund:                                                1,306,990           243,991
Select Value Fund:                                               279,887           211,079
500 Index Fund:                                                  205,138           145,520

      The Trust's Management Agreements have been amended with respect to the Funds listed below so that, effective February 9, 2005, the fees payable thereunder were paid at the following reduced rates:

INTERNATIONAL FUND

AVERAGE DAILY NET ASSETS                                       RATE
Net assets under $500 million                                  0.870%
Net assets of $500 million but less than $1 billion            0.820%
Net assets of $1 billion but less than $1.5 billion            0.770%
Net assets of $1.5 billion but less than $3 billion            0.720%
Net assets of $3 billion but less than $6 billion              0.700%
Net assets in excess of $6 billion                             0.680%

STRATEGIC INCOME FUND

AVERAGE DAILY NET ASSETS                                       RATE
Net assets under $500 million                                  0.600%
Net assets of $500 million but less than $1 billion            0.550%
Net assets of $1 billion but less than $1.5 billion            0.520%
Net assets in excess of $1.5 billion                           0.490%

GROWTH & INCOME FUND

AVERAGE DAILY NET ASSETS                                       RATE
Net assets under $500 million                                  0.770%
Net assets of $500 million but less than $1 billion            0.720%
Net assets of $1 billion but less than $1.5 billion            0.670%
Net assets of $1.5 billion but less than $3 billion            0.620%
Net assets of $3 billion but less than $6 billion              0.600%
Net assets in excess of $6 billion                             0.580%

Columbia Management receives from the 500 Index Fund a monthly fee consisting of a flat rate of 0.200%.

      Previously, Columbia Advisors had, with respect to the period from November 1, 2004 to February 9, 2005, waived a portion of its fees, so that it retained fees at the rates shown above.

CERTAIN ADMINISTRATIVE EXPENSES.

      Columbia Advisors is responsible for providing accounting and bookkeeping services to the Funds pursuant to a pricing and bookkeeping agreement. Under a separate agreement ("Outsourcing Agreement"), Columbia Advisors has delegated those functions to State Street Corporation ("State Street"). Columbia Advisors pays fees to State Street under the Outsourcing Agreement.

      Under its pricing and bookkeeping agreement with each Fund, Columbia Advisors receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     An annual flat fee of $10,000, paid monthly; and

- In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

      Each Fund reimburses Columbia Advisors for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

      During each year in the three-year period ended December 31, 2005, each Fund listed below made payments as follows to Columbia Advisors or an affiliate thereof for pricing and bookkeeping services:

                                                 2005             2004               2003
                                                 ----           ---------          -------
International Fund:                                             $  35,986          $27,631
Growth & Income Fund:                                              72,344           70,470
Strategic Income Fund:                                            106,577           85,593
Small Cap Fund:                                                    54,220           16,947
Select Value Fund:                                                 11,606           12,441
500 Index Fund:                                                    42,965           33,264

      In addition, each Fund, pays Columbia Advisors or an affiliate thereof an additional fee for transfer agent services in the amount of $7,500 per year, payable in monthly installments of $625. The foregoing fee shall be pro-rated for any month during which this Agreement is in effect for only a portion of the month. During each year in the three-year period ended December 31, 2005, each Fund listed below made payments as follows to Columbia Advisors or an affiliate thereof for transfer agent services:

                                                 2005              2004            2003
                                                 ----             ------          ------
International Fund:                                               $7,500          $7,500
Growth & Income Fund:                                              7,500           7,500
Strategic Income Fund:                                             7,500           7,500
Small Cap Fund:                                                    7,500           7,500
Select Value Fund:                                                 7,500           7,500
500 Index Fund:                                                    7,500           7,500

12b-1 FEES. During each year in the three-year period ended December 31, 2005, each Fund listed below paid CMD distribution fees as follows, as described in the Prospectus:

                                                 2005            2004             2003
                                                 ----          ---------       ---------
International Fund:                                            $  16,418       $  11,521
Growth & Income Fund:                                            112,316          90,508
Strategic Income Fund:                                           141,240         115,511
Small Cap Fund:                                                  378,114          54,357
Select Value Fund:                                                96,410          72,709
500 Index Fund:                                                  128,000          90,677

EXPENSE LIMITATIONS. Columbia Advisors and CMD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses, incurred by each of the following Funds in excess of the following percentages of each of Class A and Class B share average daily net asset value per annum:

Strategic Income Fund:                           1.00%
Small Cap Fund:                                  1.10%
Select Value Fund:                               1.10%
500 Index Fund:                                  0.75%

      CMD will first reimburse the Class B distribution fee of up to 0.25% to reach the above stated limits on Class B expenses. If, after reimbursing the distribution fee, Class B expenses are above the expense limit, Columbia Advisors will then reimburse other Fund expenses for both Class A and Class B to the extent necessary to reach the expense limit. If additional reimbursement is still needed to reach the expense limits, Columbia Advisors will then waive a portion of its management fee to reach the above stated limits.

      These arrangements may be modified or terminated by Columbia Advisors or CMD at any time.

      Columbia Advisors has voluntarily agreed to waive advisory fees and reimburse the following Funds for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed the following percentages:

International Fund:                              0.95%
Growth & Income Fund:                            0.80%

      These arrangements may be modified or terminated by Columbia Advisors at any time.

      CMD has voluntarily agreed to waive 0.02% of the 12b-1 fee for Class B shares of the Growth & Income Fund.

         These arrangements may be terminated or modified by CMD at any time.

FEES OR EXPENSES WAIVED OR BORNE BY COLUMBIA ADVISORS

                                               2005            2004              2003
                                               ----          --------          --------
International Fund:                                          $162,060          $115,632
Growth & Income Fund:                                         279,266           209,396
Small Cap Fund:                                                     0            33,956
500 Index Fund:                                                     0             9,478

FEES OR EXPENSES WAIVED OR BORNE BY CMD

                                               2005            2004                2003
                                               ----         ----------           -------
Growth & Income Fund:                                       $    8,985           $ 5,806
Strategic Income Fund:                                          26,709            22,294
Small Cap Fund:                                                183,342            54,357
Select Value Fund:                                               3,786            28,337
500 Index Fund:                                                 69,352            69,991

SALES-RELATED EXPENSES

      Sales-related expenses of CMD relating to each Fund's Class B shares for the year ended December 31, 2005 were as follows:

                                                               International       Growth &         Strategic
                                                                    Fund          Income Fund      Income Fund
                                                               -------------      -----------      -----------
Fees to Financial Service Firms                                  $[16,419]         $[112,329]       $[141,275]
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                           [29]              [417]          [1,522]
Allocated travel, entertainment and other
   promotional expenses (including advertising)                       [32]              [452]          [1,649]

                                                                  Small Cap       Select Value        500 Index
                                                                    Fund              Fund               Fund
                                                                 ----------       ------------        ----------
Fees to Financial Service Firms                                  $[378,297]         $[96,445]         $[128,041]
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                           [438]           [1,182]            [2,923]
Allocated travel, entertainment and other
   promotional expenses (including advertising)                       [475]           [1,281]            [3,167]

PRINCIPAL UNDERWRITER AND DISTRIBUTION PLAN

      CMD, located at One Financial Center, Boston, MA 02111, serves as the principal underwriter to the Funds. CMD is a direct wholly owned subsidiary of Columbia Management. CMD conducts a continuous offering and is not obligated to sell a specific number of shares of any Fund.

      The Trustees have approved a Distribution Plan and Agreement ("Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Funds. Under the Plan, the Funds pay CMD a monthly distribution fee at the aggregate annual rate of up to 0.25% of each Fund's Class B share's average daily net assets. CMD has agreed to waive the fee for some of the Funds to an amount so that the Class B share expenses (including the distribution fee) of these Funds do not exceed the limits as described above under Expense Limitations. CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms ("FSFs") and for certain other purposes. Since the distribution fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees.

      The Plan authorizes any other payments by the Funds to CMD and its affiliates (including Columbia Advisors) to the extent that such payments might be construed to be indirect financing of the distribution of fund shares.

      No interested person of the Funds, nor any Trustee, has any direct or indirect financial interest in the operation of the Plan except to the extent that CMD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts paid to CMD under the Plan. The Trustees believe the Plan could be a contributing factor to the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund's shares, on 60 days' written notice to CMD. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

      In addition to the commissions specified in a Fund's prospectus and this SAI, CMD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CMD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CMD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

      Subject to applicable rules, CMD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

      In addition, CMD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

      In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

      As of the date of this SAI, CMD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services

ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones
E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING
Intermountain Health Care
Investmart, Inc.
Investment Manager Services ("IMS")
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century

Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services ("MSCS")
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.
Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co

Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

CODE OF ETHICS

      The Funds, Columbia Advisors and CMD have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. This Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds. This Code of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. This Code is also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

      The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

      Each Fund has delegated to Columbia Advisors the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to Columbia Advisors, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by Columbia Advisors. These included the procedures that Columbia Advisors follows when a vote presents a conflict between the interests of a Fund and its shareholders and Columbia Advisors, its affiliates, its other clients or other persons.

      Columbia Advisors' policy is to vote all proxies for Fund securities in a manner considered by Columbia Advisors to be in the best interest of a Fund and its shareholders without regard to any benefit to Columbia Advisors, its affiliates, its other clients or other persons. Columbia Advisors examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. Columbia Advisors also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. Columbia Advisors determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

      Columbia Advisors addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Columbia Advisors' Proxy Committee determines the vote in the best interest of a Fund, without consideration of any benefit to Columbia Advisors, its affiliates, its other clients or other persons. Columbia Advisors' Proxy Committee is composed of representatives of Columbia Advisors' equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, Columbia Advisors' proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

      The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

      Columbia Advisors has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

      The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix I. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of a Fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

DISCLOSURE OF PORTFOLIO INFORMATION

      The Trustees of the Columbia Funds have adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, Columbia Advisors, or their affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Funds' policies are described below. The Trustees shall be updated as needed regarding the Funds' compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Advisors and its affiliates. The Funds' policies prohibit Columbia Advisors and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Funds' shares, third-party service providers, rating and ranking organizations and affiliated persons of the Funds.

      PUBLIC DISCLOSURES. The Funds' portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Funds' website at www.columbiafunds.com. The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Funds' fiscal year). Shareholders may obtain the Funds' Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Funds' Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

      The equity and fixed income Columbia Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

  TYPE OF FUND             INFORMATION PROVIDED             FREQUENCY OF DISCLOSURE               DATE OF WEB POSTING
------------------        -----------------------           -----------------------       ----------------------------------
  Equity Funds            Full portfolio holdings                  Monthly                30 calendar days after month-end.
                          information.

Fixed Income Funds        Full portfolio holdings                 Quarterly               60 calendar days after quarter-end
                          information.

      The scope of the information provided relating to the Funds' portfolios that is made available on the website may change from time to time without prior notice.

      For Columbia's money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Fund's distributor, Columbia Funds Distributor, Inc. at the address listed on the cover of this SAI.

      A Fund, Columbia Advisors or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

      OTHER DISCLOSURES. The Funds' policies provide that non-public disclosures of the Funds' portfolio holdings may be made if (1) a Fund has a legitimate business purpose for making such disclosure, (2) a Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

      The Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to Columbia Advisors and its affiliates, these service providers include the Funds' custodian and sub-custodians, the Funds' independent registered public accounting firm, legal counsel, financial printers (R.R. Donnelly & Sons and Bowne & Co., Inc.), the Funds' proxy voting service provider (Alamo Direct Mail Services, Inc.), the Funds' proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia Advisors' trading systems (InvestorTool, Inc. and Thomson Financial). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

      Certain clients of the Funds' investment advisor(s) may follow a strategy similar to that of the Funds, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Funds.

                             INVESTMENT RESTRICTIONS

      The investment restrictions specified below with respect to each Fund as "Fundamental Investment Policies" have been adopted as fundamental investment policies of each Fund. Such fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in the Prospectuses and in this SAI, the term "majority of the outstanding voting securities" means the lesser of a vote of (i) 67% of the voting securities of a Fund present at a meeting where the holders of more than 50% of the outstanding voting securities of a Fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental goals, policies, or restrictions of that Fund. Other restrictions are not fundamental policies and may be changed with respect to a Fund by the Trustees without shareholder approval.

      Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the diversification requirement of the 1940 Act, the issuer with respect to a security is the entity whose revenues support the security.

FUNDAMENTAL RESTRICTIONS.

Except as noted below, each Fund may not, as a matter of fundamental policy:

      1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933 (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

      2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

      3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

      4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

      5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

      6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

      7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief (all Funds except the International Fund).

      8. Concentrate more than 25% of its total assets in any one industry (International Fund only).

INTERNATIONAL FUND

      NON-FUNDAMENTAL INVESTMENT POLICIES. As non-fundamental investment policies of International Fund, which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

      3.    Invest more than 15% of its net assets in illiquid assets;

      4. With respect to 75% of total assets, purchase any voting security of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

      5. Purchase puts, calls, straddles, spreads, or any combination thereof if, as a result of such purchase, the Fund's aggregate investment in such securities would exceed 5% of total assets;

      6. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

      7. Acquire any security issued by a person that, in its most recent fiscal year, derived 15% or less of its gross revenues from securities related activities (within the meaning of Rule 12d3-1 under the 1940 Act) if the Fund would control such person after such acquisition; or

      8. Acquire any security issued by a person that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities related activities (as so defined) unless (i) immediately after such acquisition of any equity security, the Fund owns 5% or less of the outstanding securities of that class of the issuer's equity securities, (ii) immediately after such acquisition of a debt security, the Fund owns 10% or less of the outstanding principal amount of the issuer's debt securities, and (iii) immediately after such acquisition, the Fund has invested not more than 5% of its total assets in the securities of the issuer.

GROWTH & INCOME FUND

      NON-FUNDAMENTAL INVESTMENT POLICIES. As non-fundamental investment policies of Growth & Income Fund, which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

      3.    Invest more than 15% of its net assets in illiquid assets; or

      4. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets.

STRATEGIC INCOME FUND

      NON-FUNDAMENTAL INVESTMENT POLICIES. As non-fundamental investment policies of Strategic Income Fund, which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

      3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; or

      4.    Invest more than 15% of its net assets in illiquid assets.

SMALL CAP FUND

      NON-FUNDAMENTAL INVESTMENT POLICIES. As non-fundamental investment policies of Small Cap Fund, which may be changed without a shareholder vote, the Fund may not:

            1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

            2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

            3. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets; and

            4.    Invest more than 15% of its net assets in illiquid assets.

SELECT VALUE FUND

      NON-FUNDAMENTAL INVESTMENT POLICIES. As non-fundamental investment policies of the Select Value Fund, which may be changed without a shareholder vote, the Fund may not:

            1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

            2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

            3.    Invest more than 15% of its net assets in illiquid assets.

500 INDEX FUND

      NON-FUNDAMENTAL INVESTMENT POLICIES. As non-fundamental investment policies of the 500 Index Fund, which may be changed without a shareholder vote, the Fund may not:

      1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

      2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

      3.    Invest more than 15% of its net assets in illiquid assets.

      In addition to the restrictions set forth above, each Fund may be subject to investment restrictions imposed under state insurance laws and regulations. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of its shareholders, with the requirements as so modified.

      If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of the limitation.

      Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the limitations on purchases of illiquid instruments described above, Rule 144A securities will not be considered to be illiquid if the Advisor (or for the S&P 500 Fund SSgA FM) has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                           MORE FACTS ABOUT THE TRUST

TRUSTEES AND OFFICERS

Fund Complex consists of the following funds:


The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Liberty Variable Investment Trust and 7 closed-end management investment company portfolios (the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Series Trust I, the series of Columbia Funds Trust XI and the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Conservative High Yield Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Inc., Columbia Small Cap Growth Fund, I, Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).


The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                                       Number of
                                        Year First                                                   Portfolios in
                              Position  Elected or                                                    Fund Complex       Other
     Name, Address              with   Appointed to              Principal Occupation(s)              Overseen by     Directorships
       and Age                 Funds     Office(1)              During Past Five Years                 Trustee            Held
----------------------------- -------- ------------ ------------------------------------------------ ------------- -----------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 50)     Trustee    1996      Executive Vice President - Strategy of United          83         Nash Finch
c/o Columbia Advisors                               Airlines (airline) since December, 2002                          Company (food
100 Federal Street                                  (formerly President of UAL Loyalty Services                      distributor)
Boston, MA 02110                                    (airline) from September, 2001 to December,
                                                    2002; Executive Vice President and Chief
                                                    Financial Officer of United Airlines from July,
                                                    1999 to September, 2001; Senior Vice
                                                    President-Finance from March, 1993 to July,
                                                    1999).

Janet Langford Kelly (Age 48)  Trustee    1996      Partner, Zelle, Hofmann, Voelbel, Mason & Gette        83           None
c/o Columbia Advisors                               (law firm); Adjunct Professor of Law,
100 Federal Street                                  Northwestern University, since September, 2004;
Boston, MA 02110                                    (formerly Chief Administrative Officer and
                                                    Senior Vice President, Kmart Holding Corporation
                                                    (consumer goods), from September, 2003 to March,
                                                    2004; Executive Vice President-Corporate
                                                    Development and Administration, General Counsel
                                                    and Secretary, Kellogg Company (food
                                                    manufacturer), from September, 1999 to August,
                                                    2003; Senior Vice President, Secretary and
                                                    General Counsel, Sara Lee Corporation (branded,
                                                    packaged, consumer-products manufacturer) from
                                                    January, 1995 to September, 1999).

Richard W. Lowry (Age 69)      Trustee    1995      Private Investor since August, 1987 (formerly         86(2)         None
c/o Columbia Advisors                               Chairman and Chief Executive Officer, U.S.
100 Federal Street                                  Plywood Corporation (building products
Boston, MA 02110                                    manufacturer)).

                                                                                                       Number of
                                        Year First                                                   Portfolios in
                              Position  Elected or                                                    Fund Complex       Other
     Name, Address              with   Appointed to              Principal Occupation(s)              Overseen by     Directorships
       and Age                 Funds     Office(1)              During Past Five Years                 Trustee            Held
----------------------------- -------- ------------ ------------------------------------------------ ------------- -----------------
DISINTERESTED TRUSTEES
Charles R. Nelson (Age 62)     Trustee    1981      Professor of Economics, University of                  83           None
c/o Columbia Advisors                               Washington, since January, 1976; Ford and Louisa
100 Federal Street                                  Van Voorhis Professor of Political Economy,
Boston, MA 02110                                    University of Washington, since September, 1993;
                                                    (formerly Director, Institute for Economic
                                                    Research, University of Washington, from
                                                    September, 2001 to June, 2003); Adjunct
                                                    Professor of Statistics, University of
                                                    Washington, since September, 1980; Associate
                                                    Editor, Journal of Money Credit and Banking,
                                                    since September, 1993; consultant on econometric
                                                    and statistical matters.

John J. Neuhauser (Age 63)     Trustee    1985      Academic Vice President and Dean of Faculties         86(2)       Saucony, Inc.
c/o Columbia Advisors                               since August, 1999, Boston College (formerly                       (athletic
100 Federal Street                                  Dean, Boston College School of Management from                      footwear)
Boston, MA 02110                                    September, 1977 to August, 1999).

Patrick J. Simpson (Age 60)    Trustee    2000      Partner, Perkins Coie L.L.P. (law firm).               83            None
c/o Columbia Advisors
100 Federal Street
Boston, MA 02110

Thomas E. Stitzel (Age 69)     Trustee    1998      Business Consultant since 1999 (formerly               83            None
c/o Columbia Advisors                               Professor of Finance from 1975 to 1999, College
100 Federal Street                                  of Business, Boise State University); Chartered
Boston, MA 02110                                    Financial Analyst.

                                                                                       Number of
                                       Year First                                    Portfolios in
                            Position   Elected or                                    Fund Complex
     Name, Address            with    Appointed to       Principal Occupation(s)      Overseen by        Other Directorships
       and Age               Funds      Office(1)        During Past Five Years         Trustee                 Held
--------------------------  --------  ------------ --------------------------------- ------------- --------------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald          Trustee      1996      Partner and Senior Advisor,             83       Anixter International (network
(Age 68)(4)                   and                  Chicago Growth Partners (private                 support equipment distributor);
c/o Columbia Advisors       Chairman               equity investing) since                            Ventas, Inc. (real estate
100 Federal Street           of the                September, 2004 (formerly                        investment trust); Jones Lang
Boston, MA 02110             Board                 Managing Director, William Blair                LaSalle (real estate management
                                                   Capital Partners (private equity                  services) and Ambac Financial
                                                   investing) from September, 1994                     Group (financial guarantee
                                                   to September, 2004.                                        insurance)

Anne-Lee Verville (Age 60)  Trustee      1998      Retired since 1997 (formerly             83        Chairman of the Board
c/o Columbia Advisors                              General Manager, Global                             of Directors, Enesco
100 Federal Street                                 Education Industry, IBM                             Group, Inc. (designer,
Boston, MA 02110                                   Corporation (computer and                              importer and
                                                   technology) from 1994 to 1997).                    distributor of giftware
                                                                                                         and collectibles)

                                                   Retired since December, 2003
Richard L. Woolworth        Trustee      1991      (formerly Chairman and Chief             83         Northwest Natural Gas
(Age 64)                                           Executive Officer, The Regence                        Co. (natural gas
c/o Columbia Advisors                              Group (regional health insurer);                      service provider)
100 Federal Street                                 Chairman and Chief Executive
Boston, MA 02110                                   Officer, BlueCross BlueShield of
                                                   Oregon; Certified Public
                                                   Accountant, Arthur Young &
                                                   Company)

                                                                                        Number of
                                        Year First                                    Portfolios in
                              Position  Elected or                                    Fund Complex
     Name, Address              with   Appointed to       Principal Occupation(s)      Overseen by        Other Directorships
       and Age                 Funds     Office(1)        During Past Five Years         Trustee                 Held
----------------------------- -------- ------------ --------------------------------- ------------- --------------------------------
INTERESTED TRUSTEE
William E. Mayer(3) (Age 65)  Trustee     1994      Partner, Park Avenue Equity           86(2)            Lee Enterprises
c/o Columbia Advisors                               Partners (private equity) since                       (print media), WR
100 Federal Street                                  February, 1999 (formerly                                Hambrecht + Co.
Boston, MA 02110                                    Founding Partner, Development                         (financial service
                                                    Capital LLC from November 1996                        provider); Readers
                                                    to February, 1999).                                        Digest
                                                                                                          (publishing) and
                                                                                                             OPENFIELD
                                                                                                          Solutions (retail
                                                                                                              industry
                                                                                                             technology
                                                                                                              provider)

(1)In October 2003, the trustees of the Liberty Funds and Stein Roe Funds were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2)Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds.

(3)Mr. Mayer is an "interested person" (as defined in the 1940 Act) by reason of his affiliation with WR Hambrecht + Co.

(4)Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

                                                  year First
                                                  lected or
      Name, Address              Position with    pointed to
        And Age                      Funds          Office             Principal Occupation(s) During Past Five Years
------------------------------   -------------    ----------  ---------------------------------------------------------------------
OFFICERS
Christopher L. Wilson (Age 48)      President       2004      Head of Mutual Funds since August, 2004 and Senior Vice President of
One Financial Center                                          the Advisor since January, 2005; President of the Columbia Funds,
Boston, MA 02111                                              Liberty Funds and Stein Roe Funds since October, 2004; President and
                                                              Chief Executive Officer of the Nations Funds since January, 2005;
                                                              Senior Vice President of BACAP Distributors LLC since January, 2005;
                                                              Director of FIM Funding, Inc. since January, 2005; Senior Vice
                                                              President of Columbia Funds Distributor, Inc. since January, 2005;
                                                              Director of Columbia Funds Services, Inc. since January, 2005
                                                              (formerly President and Chief Executive Officer, CDC IXIS Asset
                                                              Management Services, Inc. from September, 1998 to August, 2004).

J. Kevin Connaughton (Age 41)       Treasurer       2000      Treasurer of the Columbia Funds since October, 2003 and of the Liberty
One Financial Center                                          Funds, Stein Roe Funds and All-Star Funds since December, 2000; Vice
Boston, MA 02111                                              President of the Advisor since April, 2003 (formerly President of the
                                                              Columbia Funds, Liberty Funds and Stein Roe Funds from February, 2004 to October, 2004; Chief Accounting Officer and Controller of the
                                                              Liberty Funds and All-Star Funds from February, 1998 to October,
                                                              2000); Treasurer of the Galaxy Funds since September, 2002 (formerly
                                                              Treasurer from December, 2002 to December, 2004 and President from
                                                              February, 2004 to December, 2004 of the Columbia Management
                                                              Multi-Strategy Hedge Fund, LLC; Vice President of Colonial Management
                                                              Associates, Inc. from February, 1998 to October, 2000).

Mary Joan Hoene (Age 56)           Senior Vice      2004      Senior Vice President and Chief Compliance Officer of the Columbia
40 West 57th Street               President and               Funds, Liberty Funds, Stein Roe Funds and All-Star Funds since August,
New York, NY 10005              Chief Compliance              2004 (formerly Partner, Carter, Ledyard & Milburn LLP from January,
                                     Officer                  2001 to August, 2004; Counsel, Carter, Ledyard & Milburn LLP from
                                                              November, 1999 to December, 2000; Vice President and Counsel,
                                                              Equitable Life Assurance Society of the United States from April, 1998 to November, 1999).

Michael G. Clarke (Age 36)      Chief Accounting    2004      Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein
One Financial Center                 Officer                  Roe Funds and All-Star Funds since October, 2004 (formerly Controller
Boston, MA 02111                                              of the Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star
                                                              Funds from May, 2004 to October, 2004; Assistant Treasurer from June,
                                                              2002 to May, 2004; Vice President, Product Strategy & Development of
                                                              the Liberty Funds and Stein Roe Funds from February, 2001 to June,
                                                              2002; Assistant Treasurer of the Liberty Funds, Stein Roe Funds and
                                                              the All-Star Funds from August, 1999 to February, 2001).

                                                  Year First
                                                  Elected or
     Name, Address               Position with    Appointed
       And Age                      Funds          to Office              Principal Occupation(s) During Past Five Years
---------------------------      -------------    ----------  ---------------------------------------------------------------------
OFFICERS
Jeffrey R. Coleman (Age 36)        Controller       2004      Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                          All-Star Funds since October, 2004 (formerly Vice President of CDC
Boston, MA 02111                                              IXIS Asset Management Services, Inc. and Deputy Treasurer of the CDC
                                                              Nvest Funds and Loomis Sayles Funds from February, 2003 to September,
                                                              2004; Assistant Vice President of CDC IXIS Asset Management Services,
                                                              Inc. and Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February, 2003; Tax Manager of PFPC, Inc. from November, 1996 to
                                                              August, 2000).

R. Scott Henderson (Age 46)        Secretary        2004      Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds
One Financial Center                                          since December, 2004 (formerly Of Counsel, Bingham McCutchen from
Boston, MA 02111                                              April, 2001 to September, 2004; Executive Director and General
                                                              Counsel, Massachusetts Pension Reserves Investment Management Board
                                                              from September, 1997 to March, 2001).

TRUSTEE POSITIONS

      As of December 31, 2005, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of Columbia Advisors, another investment advisor, sub-advisor or portfolio manager of any of the Funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

APPROVING THE INVESTMENT ADVISORY CONTRACT

      The Investment Company Act of 1940 requires that each investment advisory agreement between Columbia Advisors and the Trust on behalf of each Fund and each investment sub-advisory agreement among Columbia Advisors, each sub-advisor and the Trust on behalf of each sub-advised Fund be approved annually both by the Board of Trustees and also by a majority of the independent trustees voting separately. The investment advisory and investment sub-advisory agreements are referred to individually as a "management agreement" and collectively as the "management agreements." For purposes of the following discussion, Columbia Advisors and each sub-advisor are referred to individually as an "advisor" and collectively as the "advisors." In determining to approve the Funds' management agreements, the Trustees met over the course of the year with the relevant investment advisory personnel from the advisors and considered information provided by the advisors relating to the education, experience and number of investment professionals and other personnel providing services under those agreements. See "Trust Management Organizations" in the Funds' Prospectuses and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the Fund Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the advisors to the relevant Funds were appropriate to fulfill effectively their duties under the respective management agreements. The Trustees also considered the business reputation of each advisor and its financial resources, and concluded that each would be able to meet any reasonably foreseeable obligations under the respective management agreements.

      The Trustees received information concerning the investment philosophy and investment process applied by the advisors in managing the relevant Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectuses. In this connection, the Trustees considered each advisor's in-house research capabilities as well as other resources available to the advisor's personnel, including research services available to the advisor as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that each advisor's investment process, research capabilities and philosophy were well suited to the relevant Fund, given the Fund's investment goals and policies.

      The Trustees considered the scope of the services provided by each advisor to the relevant Fund under the agreements relative to services provided by third parties to other mutual funds. See "Trust Charges and Expenses" and "Management Arrangements." The Trustees concluded that the scope of each advisor's services to the relevant Fund was consistent with the Fund's operational requirements, including, in addition to its investment goals, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

      The Trustees considered the quality of the services provided by the advisors to the Funds. The Trustees evaluated each advisor's record with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated selected procedures of each advisor designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including each advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Code of Ethics"), the procedures by which each advisor allocates trades among its various investment advisory clients and the record of each advisor in these matters. The Trustees also received information concerning standards of each advisor with respect to the execution of portfolio transactions. See "Portfolio Transactions."

      The Trustees considered Columbia Advisors' management of non-advisory services provided by persons other than Columbia Advisors by reference, among other things, to the Funds' total expenses and the reputation of the Funds' other service providers. The Trustees also considered information provided by third parties relating to the Funds' investment performance relative to their performance benchmark(s), relative to other similar funds managed by the relevant advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Funds' one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Funds' Prospectuses), as well as factors identified by the advisor as contributing to the relevant Fund's performance. See the Funds' most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of each advisor's services was sufficient to merit approval of the agreements.

      In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreements. The Trustees reviewed information concerning fees paid to investment advisors of similarly managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to Columbia Advisors. The Trustees evaluated Columbia Advisors' profitability with respect to the Funds, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by each Fund directly to Columbia Advisors, but also so-called "fallout benefits" to Columbia Advisors such as reputational value derived from serving as investment Advisor to the Funds and the research services available to Columbia Advisors by reason of brokerage commissions generated by the Funds' turnover. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Funds" in the Funds' Prospectus.

      Based on the foregoing, the Trustees concluded that the fees to be paid under the management agreements were fair and reasonable, given the scope and quality of the services rendered by the advisors.

COMPENSATION OF TRUSTEES

      During 2005, the Trustees served as trustees of all open-end funds managed by Columbia Advisors for which each Trustee received an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. Mr. Theobald received an additional annual retainer of $100,000 for serving in this capacity. All committee chairs, except the Audit Committee chair, received an annual retainer of $5,000 and members of Committees, except the Audit Committee, received $1,500 for each committee meeting. The Audit Committee chair received an annual retainer of $10,000 and each Audit Committee member received $2,000 for each Audit Committee meeting. Committee members received $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees were allocated among the funds in the Fund Complex based on each fund's relative net assets and one-third of the fees was divided equally among the funds.

      Columbia Advisors or its affiliates pay the compensation of all the officers of the funds in the Fund Complex advised by Columbia Advisors, including the Trustees who are affiliated with Columbia Advisors. For the fiscal and calendar year ended December 31, 2005, the Trustees received the following compensation for serving as Trustees:

                                     Pension or                         Total Compensation from the Fund
                                     Retirement Benefits                 Complex Paid to the Trustees for
                                     Accrued as part of                     the Calendar Year Ended
Trustee(a)                           Fund Expenses (b)                       December 31, 2005 (a)
---------                            -------------------                ----------------------------------
Douglas A. Hacker                            N/A                                    $ [ ]
Janet Langford Kelly                         N/A                                      [ ]
Richard W. Lowry                             N/A                                      [ ]
William E. Mayer                             N/A                                      [ ]
Charles R. Nelson                            N/A                                      [ ]
John J. Neuhauser                            N/A                                      [ ]
Patrick J. Simpson (c)                       N/A                                      [ ]
Thomas E. Stitzel                            N/A                                      [ ]
Thomas C. Theobald(d)                        N/A                                      [ ]
Anne-Lee Verville(e)                         N/A                                      [ ]
Richard L. Woolworth                         N/A                                      [ ]

                                   Aggregate               Aggregate                  Aggregate
                               Compensation from       Compensation from         Compensation from
                               the International          the Growth &          the Strategic Income
                               Fund for the Fiscal     Income Fund for the       Fund for the Fiscal
                                   Year Ended           Fiscal Year Ended             Year Ended
Trustee                        December 31, 2005        December 31, 2005         December 31, 2005
-------                        -----------------       -----------------        -----------------
Douglas A. Hacker                    $ [ ]                  $ [ ]                      $ [ ]
Janet Langford Kelly                   [ ]                    [ ]                        [ ]
Richard W. Lowry                       [ ]                    [ ]                        [ ]
William E. Mayer                       [ ]                    [ ]                        [ ]
Charles R. Nelson                      [ ]                    [ ]                        [ ]
John J. Neuhauser                      [ ]                    [ ]                        [ ]
Patrick J. Simpson (c)                 [ ]                    [ ]                        [ ]
Thomas E. Stitzel                      [ ]                    [ ]                        [ ]
Thomas C. Theobald(d)                  [ ]                    [ ]                        [ ]
Anne-Lee Verville(e)                   [ ]                    [ ]                        [ ]
Richard L. Woolworth                   [ ]                    [ ]                        [ ]

                                    Aggregate                Aggregate               Aggregate
                               Compensation from          Compensation from     Compensation from
                               the Small Cap Fund        the Select Value      the 500 Index Fund
                                for the Fiscal Year     Fund for the Fiscal    for the Fiscal Year
                                      Ended                  Year Ended                Ended
Trustee                        December 31, 2005        December 31, 2005       December 31, 2005
-------                        -----------------        -----------------      -----------------
Douglas A. Hacker                      $ [ ]                    $ [ ]                 $ [ ]
Janet Langford Kelly                     [ ]                      [ ]                   [ ]
Richard W. Lowry                         [ ]                      [ ]                   [ ]
William E. Mayer                         [ ]                      [ ]                   [ ]
Charles R. Nelson                        [ ]                      [ ]                   [ ]
John J. Neuhauser                        [ ]                      [ ]                   [ ]
Patrick J. Simpson (c)                   [ ]                      [ ]                   [ ]
Thomas E. Stitzel                        [ ]                      [ ]                   [ ]
Thomas C. Theobald(d)                    [ ]                      [ ]                   [ ]
Anne-Lee Verville(e)                     [ ]                      [ ]                   [ ]
Richard L. Woolworth                     [ ]                      [ ]                   [ ]

(a) As of December 31, 2005, the Fund Complex consisted of 127 open-end and 11 closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.

(b) The Funds do not currently provide pension or retirement plan benefits to the Trustees.

(c) [Confirm/update for 2005.] During the fiscal year ended December 31, 2005, Mr. Simpson deferred his total compensation for each Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2005, he deferred his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Simpson's account under that plan was $[143,646].

(d) [Confirm/update numbers for 2005.] During the fiscal year ended December 31, 2005, Mr. Theobald deferred the following amounts of his compensation for each Fund listed: $[381] for the International Fund, $[633] for the Growth & Income Fund, $[502] for the Strategic Income Fund, $[502] for the Small Cap Fund, $[321] for the Select Value Fund and $[334] for the 500 Index Fund, and $[90,000] of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Theobald's account under that plan was $[157,328].

(e) [Confirm/update numbers for 2005.] During the fiscal year ended December 31, 2005, Ms. Verville deferred the following amounts of her compensation for each Fund listed: $[175] for the International Fund, $[387] for the Growth & Income Fund, $[307] for the Strategic Income Fund, $[307] for the Small Cap Fund, $[196] for the Select Value Fund and $[204] for the 500 Index Fund pursuant to the deferred compensation plan. During the calendar year ended December 31, 2005, she deferred $[55,000] of her total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Ms. Verville's account under that plan was $[653,275].

ROLE OF THE BOARD OF TRUSTEES

      The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE

      Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended December 31, 2005, the Audit Committee convened [eleven] times. [Confirm/update numbers for 2005.]

GOVERNANCE COMMITTEE

      Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended December 31, 2005, the Governance Committee convened [four] times. [Confirm/update numbers for 2005.]

ADVISORY FEES & EXPENSES COMMITTEE

      Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended December 31, 2005, the Advisory Fees & Expenses Committee convened [seven] times. [Confirm/update numbers for 2005.]

COMPLIANCE COMMITTEE

      Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended December 31, 2005, the Compliance Committee convened [six] times. [Confirm/update numbers for 2005.]

INVESTMENT OVERSIGHT COMMITTEES

      Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

IOC #1:           Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth,
                  Outside Managed (i.e., sub-advised) and Municipal.

IOC #2:           Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed
                  Income - Core and Young Investor.

IOC#3:            Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation and
                  Money Market.

IOC#4:            Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation,
                  Specialty Equity and Taxable Fixed Income.

SHARE OWNERSHIP

      The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2005 (i) in each Fund and
(ii) in all funds in the Fund Complex.

                                      Dollar Range of       Dollar Range of       Dollar Range of
                                     Equity Securities     Equity Securities      Equity Securities
                                        Owned in the       Owned in the Growth      Owned in the
Name of Trustee                      International Fund      & Income Fund        Small Cap Fund
---------------                      -------------------   -------------------    ----------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                            $0                    $0                   $0
Janet Langford Kelly                         $0                    $0                   $0
Richard W. Lowry                             $0                    $0                   $0
Charles R. Nelson                            $0                    $0                   $0
John J. Neuhauser                            $0                    $0                   $0
Patrick J. Simpson                           $0                    $0                   $0
Thomas E. Stitzel                            $0                    $0                   $0
Thomas C. Theobald                           $0                    $0                   $0
Anne-Lee Verville (a)                        $0                    $0                   $0
Richard L. Woolworth                         $0                    $0                   $0

INTERESTED TRUSTEE
William E. Mayer                             $0                    $0                   $0

                                                                                    Aggregate Dollar
                          Dollar Range of    Dollar Range of                            Range of
                              Equity        Equity Securities    Dollar Range of    Equity Securities
                         Securities Owned      Owned in the     Equity Securities  Owned in all Funds
                         in the Strategic      SelectValue      Owned in the 500   Overseen by Trustee
Name of Trustee             Income Fund            Fund            Index Fund        in Fund Complex
----------------------  ------------------  ------------------  -----------------  -------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                $0                 $0                $0               Over $100,000
Janet Langford Kelly             $0                 $0                $0               Over $100,000
Richard W. Lowry                 $0                 $0                $0               Over $100,000
Charles R. Nelson                $0                 $0                $0               Over $100,000
John J. Neuhauser                $0                 $0                $0               Over $100,000
Patrick J. Simpson               $0                 $0                $0               Over $100,000
Thomas E. Stitzel                $0                 $0                $0               Over $100,000
Thomas C. Theobald               $0                 $0                $0               Over $100,000
Anne-Lee Verville (a)            $0                 $0                $0               Over $100,000
Richard L. Woolworth             $0                 $0                $0               Over $100,000

INTERESTED TRUSTEE
William E. Mayer                 $0                 $0                $0               $50,001-100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the Fund Complex as specified by her. At December 31, 2005, the value of her deferred compensation account exceeded $100,000.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

      The following table shows the number and assets of other investment accounts (or portions of investment accounts) that each Fund's portfolio managers managed as of each Fund's fiscal year-end.

                                    OTHER SEC-REGISTERED
                                     OPEN-END AND CLOSED          OTHER POOLED INVESTMENT
      PORTFOLIO MANAGER                  -END FUNDS                       VEHICLES                     OTHER ACCOUNTS
------------------------------ ------------------------------ ------------------------------- -------------------------------
                                 Number of        Assets        Number of         Assets        Number of         Assets
                                  accounts                       accounts                        accounts
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Jeremy Javidi                        5         $1.2 billion         1          $22 million          10         $23 million
Kevin L. Cronk                       9         $6.0 billion         8          $1.6 billion         5          $374 million
Thomas A. LaPointe                   9         $6.0 billion         8          $1.6 billion         5          $374 million
Laura A. Ostrander                  [4]           [$1.75           [0]             [$0]            [4]            [$205
                                                 billion]                                                       thousand]
Fred Copper                          0              N/A             0              N/A              3            $100,000
Lori J. Ensinger                     11           $6.359            1         $97.1 million       2,053        $2.1 billion
                                                  billion
Noah J. Petrucci                     11           $6.359            1         $97.1 million       2,052        $2.1 billion
                                                  billion
Diane L. Sobin                       11           $6.359            1         $97.1 million       2,050        $2.1 billion
                                                  billion
David I. Hoffman                     11           $6.359            1         $97.1 million       2,052        $2.1 billion
                                                  billion
Vikram J. Kuriyan                    14        $7.8 billion         32         $3.0 billion        132         $9.5 billion



      See "Other Considerations - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

      The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of each Fund's most recent fiscal year:

                                                           DOLLAR RANGE OF EQUITY SECURITIES IN THE
                  PORTFOLIO MANAGER                                FUND BENEFICIALLY OWNED
-----------------------------------------------           ---------------------------------------------
Jeremy Javidi                                                             $10,001-$50,000
Kevin L. Cronk                                                                   $0
Thomas A. LaPointe                                                               $0
Laura A. Ostrander                                                               $0
Fred Copper                                                                      $0
Lori J. Ensinger                                                                 $0
Noah J. Petrucci                                                                 $0
Diane L. Sobin                                                                   $0
David I. Hoffman                                                                 $0
Vikram J. Kuriyan                                                                $0

COMPENSATION

      ALL FUNDS.

      As of the Funds' most recent fiscal year end, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks noted below, emphasizing each manager's three- and five-year performance. The Advisor may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

              PORTFOLIO MANAGER                                    PERFORMANCE BENCHMARK
              -----------------                                    ---------------------
Jeremy Javidi                                                     Russell 2000 Value Index
Kevin L. Cronk                                          Lehman Brothers Government/Credit Bond Index
Thomas A. LaPointe                                      Lehman Brothers Government/Credit Bond Index
Laura A. Ostrander                                      Lehman Brothers Government/Credit Bond Index
Fred Copper                                       Morgan Stanley Capital International Europe, Australasia,
                                                                       Far East Index
Lori J. Ensinger                                                  Russell 1000 Value Index
Noah J. Petrucci                                                  Russell 1000 Value Index
Diane L. Sobin                                      Russell Midcap Value Index, Russell 1000 Value Index
David I. Hoffman                                    Russell Midcap Value Index, Russell 1000 Value Index
Vikram J. Kuriyan                                                Standard & Poor's 500 Index

      The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.

PRINCIPAL HOLDERS OF SECURITIES

      All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VA contracts and VLI policies, by Columbia Advisors or by the general account of Sun Life. At all meetings of shareholders of the Funds each Participating Insurance Company will vote the shares held of record by sub-accounts of its separate accounts as to which instructions are received from the VA contract and VLI policy owners on behalf of whom such shares are held only in accordance with such instructions. All such shares as to which no instructions are received (as well as, in the case of Sun Life, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with Sun Life's general account shares being voted in the proportions determined by instructing owners of Sun Life VA contracts and VLI policies). There is no requirement as to the minimum level of instructions which must be received from policy and contract owners. Accordingly, each Participating Insurance Company and Sun Life disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of their respective separate accounts (or, in the case of Sun Life, its general account).

      As of record on [March 31, 2005], the following shareholders owned of record 5% or more of one or more of each class of the following Funds' then outstanding shares:

INTERNATIONAL FUND

CLASS A

Keyport Life Insurance Company                                  [6.12]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [65.29]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [22.10]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

CLASS B

Keyport Life Insurance Company                                 [11.25]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                   [ 88.75]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

GROWTH & INCOME FUND

CLASS A

Keyport Life Insurance Company                                  [7.28]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [63.23]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [21.56]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

CLASS B

Keyport Life Insurance Company                                 [16.32]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [80.84]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

STRATEGIC INCOME FUND

CLASS A

Keyport Life Insurance Company                                  [7.83]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [63.77]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [17.64]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

CLASS B

Keyport Life Insurance Company                                 [15.25]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [78.92]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Financial                                              [5.55]%
P.O. Box 9133
Wellesley Hills, MA  02481-9133
SMALL CAP FUND

CLASS A

Keyport Life Insurance Company                                  [9.97]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [68.08]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Liberty Life Assurance Co of Boston                             [6.54]%
Policy Holder Svcs - Attn S. Labella
100 Liberty Way
Dover, NH  03820

Transamerica Life Insurance Company                             [8.74]%
Attn FMG Accounting MS 4410
4333 Edgewood Road NE

Cedar Rapids, IA  52499-0001

CLASS B

Sun Life Assurance Company of Canada (U.S.)                     [6.18]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

ING USA Annuity and Life Insurance Company                     [90.83]%(*)
1475 Dunwoody Drive
Attn: John Stanziani
Westchester, PA 19380-1478

SELECT VALUE FUND

CLASS A

Sun Life Assurance Company of Canada (U.S.)                     [8.93]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Transamerica Life Insurance Company                            [46.09]%
Attn FMG Accounting MS 4410
4333 Edgewood Road NE
Cedar Rapids, IA  52499-0001

Transamerica Life Insurance Company                            [34.93]%
Attn FMG Accounting MS 4410
4333 Edgewood Road NE
Cedar Rapids, IA  52499-0001

Transamerica Life Insurance Company                             [8.96]%
Attn FMG Accounting MS 4410
4333 Edgewood Road NE
Cedar Rapids, IA  52499-0001

CLASS B

Keyport Life Insurance Company                                 [11.56]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [85.36]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

500 INDEX FUND

CLASS A

Sun Life Assurance Company of Canada (U.S.)                   [100.00]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

CLASS B

Keyport Life Insurance Company                                 [16.15]%
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Assurance Company of Canada (U.S.)                    [77.04]%(*)
c/o Sun Life Financial
P.O. Box 9133
Wellesley Hills, MA 02481-9133

Sun Life Financial                                              [5.65]%
P.O. Box 9133
Wellesley Hills, MA  02481-9133

(*) As of record on [March 31, 2005], this Participating Insurance Company owned 25% or more of the then outstanding shares of the Fund indicated and, therefore, may be deemed to "control" the Fund.

CUSTODIAN

      State Street Bank & Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900, is custodian of the securities and cash owned by all of the Funds. The custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by persons authorized by the Trust. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Trust. Portfolio securities of the Funds purchased in the U.S. are maintained in the custody of the custodian and may be entered into the Federal Reserve Book Entry system, or the security depository system of the Depository Trust & Clearing Company or other securities depository systems. Portfolio securities purchased outside the U.S. are maintained in the custody of various foreign branches of the custodian and/or third party subcustodians, including foreign banks and foreign securities depositories.

                              OTHER CONSIDERATIONS

PORTFOLIO TURNOVER

      Although no Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by any Fund and a Fund's annual portfolio turnover rate may vary significantly from year to year. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Funds cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for each Fund will be no greater than 100%. The portfolio turnover rates of the Funds are shown under "Financial Highlights" in the Prospectuses.

      If a Fund writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolios. The Funds pay brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities.

      International Fund may be expected to experience a higher portfolio turnover rate if such Fund makes a change in its investments from one geographic sector (e.g., Europe; Japan; emerging Asian markets; etc.) to another geographic sector. Costs will be greater if the change is from the sector in which the greatest proportion of its assets are invested.

SUSPENSION OF REDEMPTIONS

      The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (i) for any period during which trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closing, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Funds is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

VALUATION OF SECURITIES

      The assets of the Funds are valued as follows:

      Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Columbia Advisors (the Trust's pricing and bookkeeping agent) deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the closing price reported by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost when such cost approximates market value pursuant to procedures approved by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate as of 3:00 p.m. Eastern time. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trustees.

      The net asset value of shares of each Fund is normally calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on every day the NYSE is open for trading, except on days where both (i) the degree of trading in a Fund's portfolio securities would not materially affect the net asset value of that Fund's shares and (ii) no shares of a Fund were tendered for redemption and no purchase order was received. The NYSE is open Monday through Friday, except on the following holidays: New Year's Day, Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

PORTFOLIO TRANSACTIONS

      The Trust has no obligation to do business with any broker-dealer or group of broker-dealers in executing transactions in securities with respect to the Funds, and the Funds have no intention to deal exclusively with any particular broker-dealer or group of broker-dealers.

      Columbia Advisors places the transactions of the Funds with broker-dealers selected by it and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time may also execute portfolio transactions with such broker-dealers acting as principals.

      Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is each Fund's policy and the policy of its Advisor always to seek best execution, which is to place the Fund's transactions where the Fund can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when the Advisor believes that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

      Subject to such policy of always seeking best execution, and subject to the additional matters described below regarding the International Fund, securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to an Advisor, the Funds or other accounts as to which such Advisor exercises investment discretion. Such advisor may use all, some or none of such research services in providing investment advisory services to each of its clients, including the Fund(s) it advises. To the extent that such services are used by the Advisors, they tend to reduce their expenses. It is not possible to assign an exact dollar value for such services.

      Subject to such policies as the Board of Trustees may determine, each of the Advisors may cause a Fund to pay a broker-dealer that provides brokerage and research services to it an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for a Fund in excess of the amount of commission that another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). An Advisor placing a brokerage transaction must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided to it by the executing broker-dealer viewed in terms of that particular transaction or its overall responsibilities to the applicable Fund and all its other clients.

      Certain of the other accounts of any of the Advisors may have investment goals and programs that are similar to those of the Funds. Accordingly, occasions may arise when each of the Advisors engages in simultaneous purchase and sale transactions of securities that are consistent with the investment goals and programs of a Fund and such other accounts. On those occasions, the Advisor will allocate purchase and sale transactions in an equitable manner according to written procedures as approved by the Board of Trustees. Such procedures may, in particular instances, be either advantageous or disadvantageous to a Fund.

      Consistent with applicable rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution and such other policies as the Board of Trustees may determine, each of the Advisors may consider sales of VA contracts and VLI policies as a factor in the selection of broker-dealers to execute securities transactions for the Funds.

      ADDITIONAL MATTERS PERTAINING TO INTERNATIONAL FUND. The International Fund and the other accounts advised by the managers sometimes invest in the same securities and sometimes enter into similar transactions utilizing futures contracts and foreign currencies. In certain cases, purchases and sales on behalf of the International Fund and such other accounts will be bunched and executed on an aggregate basis. In such cases, each participating account (including the International Fund) will receive the average price at which the trade is executed. Where less than the desired aggregate amount is able to be purchased or sold, the actual amount purchased or sold will be allocated among the participating accounts (including the International Fund) in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, futures or currencies as far as the International Fund is concerned, Columbia Advisors believes that in most cases these practices should produce better executions. It is the opinion of Columbia Advisors that the advantages of these practices outweigh the disadvantages, if any, which might result from them.

      Portfolio transactions on behalf of the International Fund may be executed by broker-dealers who provide research services to Columbia Advisors which are used in the investment management of such Fund or other accounts over which Columbia Advisors exercises investment discretion. Such transactions will be effected in accordance with the policies described above. No portfolio transactions on behalf of the Fund will be directed to a broker-dealer in consideration of the broker-dealer's provision of research services to Columbia Advisors, unless a determination is made that such research assists Columbia Advisors in its investment management of the International Fund or other accounts over which Columbia Advisors exercises investment discretion.

      The table below shows information on brokerage commissions paid by the following Funds during the periods indicated.

                                                                            International    Growth &
[Fill in numbers for 2005.]                                                    Fund        Income Fund    Small Cap Fund
---------------------------------------------------------------------       -------------  -----------    --------------
Total amount of brokerage commissions paid during 2005
Total amount of directed transactions paid during 2005
Total amount of commissions on directed transactions paid during 2005
Total amount of brokerage commissions paid during 2005 to Fleet
Securities, Inc. (% of total commission paid)
Total Amount of brokerage commissions paid during 2005 to Banc of
America Securities (% of total commission paid)

Total amount of brokerage commissions paid during 2004                      $   391,355    $   199,675    $ 2,154,498
Total amount of directed transactions paid during 2004                      $27,799,940    $26,989,190    $ 1,153,196
Total amount of commissions on directed transactions paid during 2004       $    76,293    $    24,951    $     2,285
Total amount of brokerage commissions paid during 2004 to Fleet
Securities, Inc. (% of total commission paid)                               $         0    $         0    $         0
Total Amount of brokerage commissions paid during 2004 to Banc of
America Securities (% of total commission paid)                             $         0    $         0    $    10,192(a)

Total amount of brokerage commissions paid during 2003                      $   385,757    $   535,053    $   169,617
Total amount of directed transactions paid during 2003                      $21,408,601    $40,081,156    $         0
Total amount of commissions on directed transactions paid during 2003       $    73,123    $    83,618    $         0
Total amount of brokerage commissions paid during 2003 to Fleet
Securities, Inc. (% of total commission paid)                               $         0    $         0    $         0

                                                                            Strategic     Select Value    500 Index
[Fill in numbers for 2005.]                                                 Income Fund       Fund          Fund
---------------------------------------------------------                   -----------   ------------   -----------
Total amount of brokerage commissions paid during 2005
Total amount of directed transactions paid during 2005
Total amount of commissions on directed transactions paid
during 2005
Total amount of brokerage commissions paid during 2005 to
Fleet Securities, Inc. (% of total commission paid)
Total Amount of brokerage commissions paid during 2005 to
Banc of America Securities (% of total commission paid)

Total amount of brokerage commissions paid during 2004                      $ 1,550,138    $    30,256    $     3,666
Total amount of directed transactions paid during 2004                      $66,133,652    $ 3,294,424    $         0
Total amount of commissions on directed transactions paid
during 2004                                                                 $    78,705    $     5,827    $         0
Total amount of brokerage commissions paid during 2004 to
Fleet Securities, Inc. (% of total commission paid)                         $         0    $         0    $         0
Total Amount of brokerage commissions paid during 2004 to
Banc of America Securities (% of total commission paid)                     $         0    $         0    $         0

Total amount of brokerage commissions paid during 2003                      $         0    $    14,720    $    10,048
Total amount of directed transactions paid during 2003                      $         0    $         0    $         0
Total amount of commissions on directed transactions paid
during 2003                                                                 $         0    $         0    $         0
Total amount of brokerage commissions paid during 2003 to                   $         0    $         0    $         0
Fleet Securities, Inc. (% of total commission paid)

      An increase in brokerage commissions can be due to a number of factors. For example, a Fund with a large portfolio turnover rate due to a new portfolio manager and new strategies or a Fund that had significant increases in assets causing more securities to be purchased and, therefore, incurring more brokerage commissions.

      (a) Rounds to less than 1%.

      The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At December 31, 2005, the following Funds held securities of their regular brokers or dealers as set forth below:

Name                      Broker/Dealer                        Value
---------------------     ----------------------------------   --------------
INTERNATIONAL FUND:       AXA                                  $    [450,634]
                          Nomura Securities Co. LTD                 [318,887]

GROWTH & INCOME FUND:     Citigroup, Inc.                      $ [10,709,595]
                          JP Morgan Chase & Co.                   [7,336,182]
                          Wachovia Corp.                          [3,450,928]
                          Goldman Sachs Group, Inc.               [2,290,649]
                          State Street Corp.                      [1,765,275]
                          Janus Capital Group, Inc.               [1,266,023]

STRATEGIC INCOME FUND:    LaBranche & Co., Inc.                $    [471,900]
                          E*Trade Financial Corp.                   [193,050]

SMALL CAP FUND:           MFC Bancorp LTD                      $  [2,192,000]
                          LaBranche & Co., Inc.                     [514,304]

SELECT VALUE FUND:        Janus Capital Group, Inc.            $    [433,698]
                          Bear Stearns Companies, Inc.              [429,702]
                          Lehman Brothers Holding, Inc.             [306,180]

500 INDEX FUND:           Citigroup, Inc.                      $  [1,198,044]
                          Bank of America Corp.                     [910,290]
                          JP Morgan Chase & Co.                     [665,316]
                          Wachovia Corp.                            [402,232]
                          Morgan Stanley                            [293,035]
                          Merrill Lynch & Co., Inc.                 [266,335]
                          Goldman Sachs Group, Inc.                 [244,702]
                          Lehman Brothers, Inc.                     [112,937]]
                          Franklin Resources, Inc.                   [85,878]
                          PNC Financial Services Group               [80,761]
                          Marsh and McLennan Co., Inc.               [83,336]
                          State Street Corp.                         [79,378]
                          Charles Schwab Corp.                       [78,099]
                          Mellon Financial Corp.                     [64,895]
                          Principal Financial Group, Inc.            [63,375]
                          Bear Stearns Companies, Inc.               [54,940]
                          T Rowe Price Group                         [39,248]
                          E*Trade Group, Inc.                        [25,415]
                          Janus Capital Group, Inc.                  [18,625]
                          Federated Investors, Inc. Class B          [16,051]

      POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS. Like other investment professionals with multiple clients, a portfolio manager for one of the Funds may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

      The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

      - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

      - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

      - The trading of other accounts could be used to benefit higher-fee accounts ("front- running").

      - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

      Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

      A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

      "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between the Funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

      Another potential conflict of interest may arise based on the different investment objectives and strategies of the Funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the Funds. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Funds. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

      The Funds' portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

      The Funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for a Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

      The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

      The Funds' portfolio manager(s) may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, the Funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

      APPLIES TO 500 INDEX FUND ONLY. When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. SSgA FM has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

INFORMATION ABOUT THE STANDARD & POOR'S 500 COMPOSITE

      The 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the licensee or the 500 Index Fund. S&P has no obligation to take the needs of the Licensee or the owners of the 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the 500 Index Fund or the timing of the issuance or sale of the 500 Index Fund or in the determination or calculation of the equation by which the 500 Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the 500 Index Fund.

STOCK PRICE INDEX

      S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. without limiting any of the foregoing, in no event shall s&p have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

TAXES

      Each Fund has elected to be treated and to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). As a result of such election, for any tax year in which a Fund meets the investment limitations and the distribution, diversification and other requirements referred to below, that Fund will not be subject to federal income tax, and the income of the Fund will be treated as the income of its shareholders. Under current law, since the shareholders are life insurance company "segregated asset accounts," they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA contracts and VLI policies.

      Among the conditions for qualification and avoidance of taxation at the Trust level, Subchapter M imposes investment limitations, distribution requirements, and requirements relating to the diversification of investments. The requirements of Subchapter M may affect the investments made by each Fund. Any of the applicable diversification requirements could require a sale of assets of a Fund that would affect the net asset value of the Fund.

      Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Trust and its Funds will be Participating Insurance Companies and their separate accounts that fund VA contracts, VLI policies and other variable insurance contracts. The prospectus that describes a particular VA contract or VLI policy discusses the taxation of both separate accounts and the owner of such contract or policy.

      Each Fund intends to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements affecting the securities in which the Funds may invest and other limitations. The diversification requirements of Section 817(h) of the Code are in addition to the diversification requirements under Subchapter M and the Investment Company Act of 1940. Failure to meet the requirements of Section 817(h) could result in taxation of the Participating Insurance Companies offering the VA contracts and VLI policies and immediate taxation of all owners of the contracts and policies to the extent of appreciation on investment under the contracts. The Trust believes it is in compliance with these requirements.

      The Secretary of the Treasury may issue additional rulings or regulations that will prescribe the circumstances in which an owner of a variable insurance contract's control of the investments of a segregated asset account may cause such owner, rather than the insurance company, to be treated as the owner of the assets of a segregated asset account. It is expected that such regulations would have prospective application. However, if a ruling or regulation were not considered to set forth a new position, the ruling or regulation could have retroactive effect.

      The Trust therefore may find it necessary, and reserves the right to take action to assure, that a VA contract or VLI policy continues to qualify as an annuity or insurance contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of any Fund or substitute the shares of one Fund for those of another. No such change of investment goal or substitution of securities will take place without notice to the contract and policy owners with interests invested in the affected Fund and without prior approval of the SEC, or the approval of a majority of such owners, to the extent legally required.

      To the extent a Fund invests in foreign securities, investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of tax or exemption from tax on most investment income, typically capital gains and interest. Gains and losses from foreign currency dispositions, foreign-currency denominated debt securities and payables or receivables, and foreign currency forward contracts are subject to special tax rules that may affect the timing and amount of the Fund's recognition of income, gain or loss.

      It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets, if any, to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. The Funds intend to operate so as to qualify for treaty-reduced tax rates where applicable.

      The preceding is a brief summary of some relevant tax considerations. This discussion is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisors.

                       DESCRIPTION OF CERTAIN INVESTMENTS

      The following is a description of certain types of investments which may be made by one or more of the Funds.

MONEY MARKET INSTRUMENTS

      As stated in the Prospectuses, each Fund may invest in a variety of high-quality money market instruments. The money market instruments that may be used by each Fund may include:

      UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of more than ten years. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities historically have involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

      UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National Mortgage Association mortgage-backed securities);
(iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., securities issued by the Farmer's Home Administration).

      BANK AND SAVINGS AND LOAN OBLIGATIONS. These include certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. With the exception of the Select Value Fund, the Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation ("FDIC"), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to each Fund's limitation on purchases of illiquid securities described under "Investment Restrictions" above.

      SHORT-TERM CORPORATE DEBT INSTRUMENTS. These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Each Fund may purchase corporate debt securities having greater maturities.

      Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described above, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with the guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Funds may also purchase Rule 144A securities. See "Investment Restrictions" above for a discussion of possible consequences to the Funds as a result of investing in Rule 144A securities. In addition, the Funds may, consistent with their investment policies, invest in Canadian commercial paper and Europaper (U.S. dollar-denominated commercial paper of foreign issuers).

      REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of securities issued by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the value of that Fund's total assets would be invested in such agreements or other securities which are illiquid. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      The Funds will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with any extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed by the Advisors to be creditworthy under creditworthiness standards approved by the Board of Trustees and only when the economic benefit to the Funds is believed to justify the attendant risks. The Board of Trustees believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with commercial banks or registered broker-dealers.

      REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. The Funds would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

      Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

      ADJUSTABLE RATE AND FLOATING RATE SECURITIES. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

      Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

      Floating rate instruments (generally corporate notes, bank notes or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g. daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

      If a variable or floating rate instrument is not rated, Columbia Advisors must determine that such instrument is comparable to rated instruments eligible for purchase by a Fund and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of a Fund, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment.

INVESTMENT COMPANY SECURITIES

      The Growth & Income Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause the Growth & Income Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by the Growth & Income Fund within the limits prescribed by the 1940 Act and the rules and regulations thereunder.

      The Growth & Income Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund or any other investment companies advised by Columbia Advisors.

EXCHANGE-TRADED FUNDS ("ETFS")

      The Small Cap Value Fund and Select Value Fund may invest, to the extent permitted under the 1940 Act in ETFs, which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

      ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

      The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

REITS

      The Small Cap Value Fund and Select Value Fund may invest without limit in real estate investment trusts ("REITs"). The Growth & Income Fund may invest up to 10% of its net assets in REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

      REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income principally from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the 1940 Act.

      REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from any investments in REITs in its periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE DOLLAR ROLLS

      To the extent consistent with their investment policies, the Strategic Income Fund may enter into mortgage "dollar rolls" in which the Strategic Income Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Strategic Income Fund loses the right to receive principal and interest paid on the securities sold. However, the Strategic Income Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Strategic Income Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Strategic Income Fund. The Strategic Income Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

      For financial reporting and tax purposes, the Strategic Income Fund proposes to treat mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

      Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

INVESTMENTS IN LESS DEVELOPED COUNTRIES

      International Fund's investments in foreign securities may include investments in countries whose economies or securities markets are considered by Columbia Advisors not to be highly developed (referred to as "emerging market countries"). Normally no more than 40% of the International Fund's assets will be invested in such emerging market countries. As of May 1, 2005, the following countries were considered by Columbia Advisors to be emerging market countries:

[Confirm that the list is still applicable.]

                                       Europe and the
Asia              Latin America        Middle East          Africa
----              -------------        -----------          ------
China             Argentina            Czech Republic       South Africa
India             Brazil               Estonia
Indonesia         Chile                Hungary
South Korea       Colombia             Israel
Malaysia          Mexico               Jordan
Pakistan          Peru                 Poland
Philippines       Venezuela            Russia
Sri Lanka                              Turkey
Taiwan
Thailand

FOREIGN CURRENCY TRANSACTIONS

      Each of International Fund and Strategic Income Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. These Funds may purchase foreign currencies on a spot or forward basis in conjunction with their investments in foreign securities and to hedge against fluctuations in foreign currencies. International Fund and Strategic Income Fund also may buy and sell currency futures contracts and options thereon for such hedging purposes. Strategic Income Fund also may buy options on currencies for hedging purposes.

      A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

      A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

      For transaction hedging purposes a Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

      When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain in a segregated account with its Custodian an amount of cash or liquid securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

      The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

      It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

      Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS

      Each of International Fund and Strategic Income Fund will enter into such contracts only when cash or equivalents equal in value to either (i) the commodity value (less any applicable margin deposits) or (ii) the difference between the commodity value (less any applicable margin deposits) and the aggregate market value of all equity securities denominated in the particular currency held by the Fund have been deposited in a segregated account of the Fund's custodian. A forward currency contract involves an obligation to purchase or sell specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the Commodities Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange.

      Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

      At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

      Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments or variation margin.

CURRENCY OPTIONS

      In general, options on currencies operate similarly to options on securities and are subject to many risks similar to those applicable to currency futures and forward contracts. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the Euro. The Euro is the official currency of the European Economic Community's European Monetary System.

      Strategic Income Fund will only purchase or write currency options when Columbia Advisors believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

      The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the value of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

      The value of a currency option reflects the value of an exchange rate which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying currencies in connection with options at prices that are less favorable than for round-lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

VALUATIONS

      There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES

      Settlement procedures relating to the Funds' investments in foreign securities and to their foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in such Funds' domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION

      Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITARY RECEIPTS

      The Growth & Income Fund may invest up to 10% of its total assets and the Small Cap Value Fund and the Select Value Fund may invest up to 20% of their total assets in ADRs, EDRs and CDRs. American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchanges and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

CONVERTIBLE SECURITIES

      The Growth & Income Fund may from time to time, in accordance with its investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

      Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment goals. Otherwise, the Growth & Income Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS

      The Strategic Income Fund and Growth & Income Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell eligible securities on a "forward commitment" basis. Each Fund may also purchase and sell eligible securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future.

      When a Fund agrees to purchase securities on a when-issued, forward commitment or delayed settlement basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments, when-issued purchases or delayed settlements exceeds 25% (5% in the case of the Strategic Income Fund) of the value of its total assets.

      When a Fund engages in when-issued, forward commitment or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of when-issued securities is calculated from the date of settlement of the purchase to the maturity date.

      When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of a Fund's total assets (5% in the case of the Strategic Income Fund) absent unusual market conditions. In the event a Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% (5% in the case of the Strategic Income Fund) of the value of its total assets, the Fund's liquidity and the ability of the Advisor to manage the Fund might be adversely affected. The Funds will not engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their respective investment goals.

OPTIONS ON SECURITIES

      The International Fund may purchase and sell options on individual securities.

      WRITING COVERED OPTIONS.

      The International Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of Columbia Advisors or the relevant portfolio manager, such transactions are consistent with the Fund's investment goals and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

      The International Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

      The International Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

      The International Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

      If the Fund writes a call option but does not own the underlying security, and then it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

      PURCHASING PUT OPTIONS.

      The International Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

      PURCHASING CALL OPTIONS.

      The International Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

      OVER-THE-COUNTER ("OTC") OPTIONS.

      The Staff of the Division of Investment Management of the SEC has taken the position that OTC options purchased by a Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the International Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in the money" as an illiquid investment. It is the present policy of the Funds not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable and (iv) repurchase agreements maturing in more than seven days.

      RISK FACTORS IN OPTIONS TRANSACTIONS.

      The successful use of a Fund's options strategies depends on the ability of Columbia Advisors or the relevant portfolio manager to forecast interest rate and/or market movements correctly.

      When it purchases an option, the International Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

      The effective use of options also depends on the Fund's ability to terminate option positions at times when Columbia Advisors deems it desirable to do so. Although the International Fund will take an option position only if Columbia Advisors believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

      If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

      A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Fund's ability to realize its profits or limit its losses.

      Disruptions in the markets for the securities underlying options purchased or sold by the International Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

      Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

      Each of International Fund and Strategic Income Fund may buy and sell certain futures contracts (and in certain cases related options), to the extent and for the purposes specified in the Prospectuses.

      A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on a commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

      Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instruments, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

      Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

      Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

      A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

      A Fund upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

OPTIONS ON FUTURES CONTRACTS

      A Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

      As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

      A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

      Successful use of futures contracts by a Fund is subject to Columbia Advisors' or the relevant portfolio manager's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

      Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

      There is no assurance that higher than anticipated trading activity or other unforeseen events might not at times render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

      To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contacts or options), would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS; ASSOCIATED RISKS

      An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index future contracts, debt index futures contracts, or other index futures contracts (e.g., an interest rate futures contract), as specified in the Prospectuses. A Fund may also purchase and sell options on index futures contracts, to the extent specified in the Prospectuses.

      There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Columbia Advisors or the relevant portfolio manager will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

      Successful use of index futures by a Fund for hedging purposes is also subject to Columbia Advisors' or the relevant portfolio manager's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities subject to the hedge held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, over time the value of the Fund's portfolio should tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Columbia Advisors or a Fund's portfolio manager may still not result in a successful hedging transaction.

      Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option.

Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SECURITIES LOANS

      The Growth & Income Fund may make loans of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. This collateral is deposited with the Trust's custodian which segregates and identifies these assets on its books as security for the loan. The borrower pays to the Fund an amount equal to any dividends, interest or other distributions received on securities lent. The borrower is obligated to return identical securities on termination of the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Growth & Income Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Trust has adopted these policies, in part, so that interest, dividends and other distributions received on the loaned securities, the interest or fees paid by the borrower to the Fund for the loan, and the investment income from the collateral will qualify under certain investment limitations under Subchapter M of the Internal Revenue Code.

SWAP AGREEMENTS ("SWAPS," "CAPS," "COLLARS" AND "FLOORS")

      The Strategic Income Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

      Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

      INDEPENDENT REGISTERED PULIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

      PricewaterhouseCoopers LLP, an independent registered public accounting firm, with offices at 125 High Street, Boston, Massachusetts 02110-1707, serves as independent auditors for all of the Funds. The financial statements appearing in the December 31, 2004 Annual Report of the Trust and which are incorporated by reference in this SAI have been so incorporated, and the financial highlights for the year ended December 31, 2004, have been included in the Prospectus, in reliance upon the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

      The financial statements of the Funds and Report of Independent Registered Public Accounting Firm appearing in the December 31, 2004 Annual Report of the Trust and the financial statements of the Trust appearing in the June 30, 2005 Semiannual Report of the Trust are incorporated in this SAI by reference.

                                   APPENDIX I

                    COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
       ADOPTED JULY 1, 2003, AS REVISED JULY 15, 2003, FEBRUARY 11, 2004,
                       OCTOBER 4, 2004 AND MARCH 4, 2005

POLICY:

ALL PROXIES(1) REGARDING CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA") HAS ASSUMED AUTHORITY TO VOTE SHALL, UNLESS CMA DETERMINES IN ACCORDANCE WITH POLICIES STATED BELOW TO ABSTAIN FROM VOTING, BE VOTED IN A MANNER CONSIDERED BY CMA TO BE IN THE BEST INTEREST OF CMA'S CLIENTS, INCLUDING THE CMG FAMILY FUNDS(2) AND THEIR SHAREHOLDERS, WITHOUT REGARD TO ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES. THE BEST INTEREST OF CLIENTS IS DEFINED FOR THIS PURPOSE AS THE INTEREST OF ENHANCING OR PROTECTING THE ECONOMIC VALUE OF CLIENT ACCOUNTS, CONSIDERED AS A GROUP RATHER THAN INDIVIDUALLY, AS CMA DETERMINES IN ITS SOLE AND ABSOLUTE DISCRETION. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT CLEARLY INSTRUCTS, PROVIDED CMA RECEIVES SUCH INSTRUCTIONS IN TIME TO ACT ACCORDINGLY.

CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:

      1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.

      2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.

CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE CMG PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interest. Citing this obligation, the SEC has adopted rules pursuant to the Investment Advisers Act of 1940 and Investment Company Act of 1940 with respect to proxy voting.

PROCEDURE:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

COLUMBIA TRUST COMPANY ("CTC") TRUST POOLS

CMA shall vote proxies on securities held in the trust pools.

----------
(1) The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

(2) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

CMG FAMILY FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

COLUMBIA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

ALTERNATIVE INVESTMENT GROUP

CMA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, CMA's Alternative Investment Group ("AIG") is the platform through which CMA provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, CMA has a tailored process for voting Alternative Investment proxies and consents.

Process

AIG will vote all Alternative Investment proxies and consents in accordance with this Policy. The committee voting AIG proxies consists of AIG senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

II. PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the head of core equity, head of value, head of growth, head of income strategies, head of equity research and head of fixed income research. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf.

The Proxy Committee's functions shall include, in part,

      (a) direction of the vote on proposals where there has been a recommendation to the Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

      (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

      (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

      (d) development and modification of Voting Procedures, as stated in
      Section V, as it deems appropriate or necessary.

The Proxy Committee shall establish a charter, which shall set forth the Committee's purpose, membership and operation. The Committee's charter shall be consistent, in all material respects, with this policy and procedure.

III. CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or a CMG Family Fund, for which CMA serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

CMA's policy is to always vote proxies in the best interest of its clients, as a whole, without regard to its own self-interest or that of its affiliates. BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

      1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

      2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

      3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

      4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

            - To disclose to the chairperson of the Proxy Committee and the chairperson to the head of CMG Compliance any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies. In the event the chairperson of the Proxy Committee has a conflict of interest regarding a given matter, he or she shall abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

            - To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

            - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

            - Any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC.

Where a material conflict of interest is determined to have arisen in the proxy voting process that may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

      1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

      2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy voting agent.

      3. In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

IV. VOTING GUIDELINES

A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

      - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

            However, CMA generally votes from pertinent director nominees if:

                  (i) the board as proposed to be constituted would have more than one-third of its members from management;

                  (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

                  (iii) the nominee, as a member of the audit committee,
                        permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

                  (iv) a director serves on more than six public company boards;

                  (v) the CEO serves on more than two public company boards other than the company's board.

            On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

      - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

      - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

      - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

            -     Established governance standards and guidelines.

            - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

            - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

            - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

            - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

            - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

            - Proposals that grant or restore shareholder ability to remove directors with or without cause.

            - Proposals to permit shareholders to elect directors to fill board vacancies.

            - Proposals that encourage directors to own a minimum amount of company stock.

            - Proposals to provide or to restore shareholder appraisal rights.

            -     Proposals to adopt cumulative voting.

            -     Proposals for the company to adopt confidential voting.

CMA generally will vote AGAINST:

      - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

      - Proposals that give management the ability to alter the size of the board without shareholder approval.

      - Proposals that provide directors may be removed only by supermajority vote.

      -     Proposals to eliminate cumulative voting.

      - Proposals which allow more than one vote per share in the election of directors.

      - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

      - Proposals that mandate a minimum amount of company stock that directors must own.

      -     Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

      - Director and officer indemnification and liability protection. CMA is opposed to entirely eliminating directors' and officers' liability for monetary damages for violating the duty of care. CMA is also opposed to expanding coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. CMA supports proposals which provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company, AND
            (ii) if the director's legal expenses would be covered.

      - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

      - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 10% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

      - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

      -     Proposals asking a company to expense stock options.

      -     Proposals to put option repricings to a shareholder vote.

      - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

CMA generally will vote AGAINST:

      - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

      - Proposals to authorize the replacement or repricing of out-of-the money options. CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

      - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

      - For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

      - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

      - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

      - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

      - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

      - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

      - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

      - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

      - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

      - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

      - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

      - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

                  -     Credible reason exists to question:

                        - The auditor's independence, as determined by applicable regulatory requirements.

                        - The accuracy or reliability of the auditor's opinion as to the company's financial position.

                  - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

      - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

      - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

      - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

      - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

      - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

      - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

      - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

      - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

      - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

      - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7.  Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

      - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

      - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

      - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

      - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

      - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

      - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

      -     Board structure

      -     Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only -ne meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

      - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

      - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

      - Are interested directors and sit on the audit or nominating committee; or

      - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

      -     Past performance relative to its peers

      -     Market in which fund invests

      - Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

      - Past shareholder activism, board activity and votes on related proposals

      -     Strategy of the incumbents versus the dissidents

      -     Independence of incumbent directors; director nominees

      -     Experience and skills of director nominees

      -     Governance profile of the company

      -     Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

      -     Past performance as a closed-end fund

      -     Market in which the fund invests

      -     Measures taken by the board to address the discount

      - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

      -     Proposed and current fee schedules

      -     Fund category/investment objective

      -     Performance benchmarks

      -     Share price performance as compared with peers

      -     Resulting fees relative to peers

      -     Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

      -     Stated specific financing purpose

      -     Possible dilution for common shares

      -     Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

      -     Potential competitiveness

      -     Regulatory developments

      -     Current and potential returns

      -     Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a nonfundamental restriction, considering the following factors:

      -     Fund's target investments

      -     Reasons given by the fund for the change

      -     Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

      -     Political/economic changes in the target market

      -     Consolidation in the target market

      -     Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

      -     Potential competitiveness

      -     Current and potential returns

      -     Risk of concentration

      -     Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

      -     Strategies employed to salvage the company

      -     Past performance of the fund

      -     Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

      -     The degree of change implied by the proposal

      -     The efficiencies that could result

      -     The state of incorporation; net effect on shareholder rights

      -     Regulatory standards and implications

CMA will vote FOR:

      - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

      - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

      -     Proposals enabling the Board to:

            -     Change, without shareholder approval the domicile of the fund

            - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

      -     Regulations of both states

      -     Required fundamental policies of both states

      -     The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

      -     Fees charged to comparably sized funds with similar objectives

      -     The proposed distributor's reputation and past performance

      -     The competitiveness of the fund in the industry

      -     Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

      -     Resulting fee structure

      -     Performance of both funds

      -     Continuity of management personnel

      - Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

      -     Performance of the fund's NAV

      -     The fund's history of shareholder relations

      -     The performance of other funds under the adviser's management

9. Alternative Investment Group ("AIG") Matters

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in this policy. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager, sub-adviser or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require special, individual consideration. The Proxy Committee will determine how proxies related to all such proposals will be voted.

                  1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

                  2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

                  3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

                  4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

                  5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A.

                  6. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in
                  Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

                  7. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines set forth in Section IV above. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

      - CMA shall use an independent, third-party vendor (currently Institutional Shareholder Services ("ISS")), to implement its proxy voting process as CMAs proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

      - ISS shall provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

      - On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolio shall be sent weekly.

      - ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be promptly noted and resolved by ISS, with notice to CMA.

      - Whenever a vote is solicited, ISS shall execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

            - If ISS is not sure how to vote a particular proxy, then ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel shall check this website regularly. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's understanding of the Voting Guidelines previously delivered to ISS. CMA shall promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

      - Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests -f CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

      - ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

VI. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period.

PART C. OTHER INFORMATION

Liberty Small Company Growth Fund, Variable Series
Columbia Large Cap Growth Fund, Variable Series
Liberty Asset Allocation Fund, Variable Series
Liberty Federal Securities Fund, Variable Series
Liberty Money Market Fund, Variable Series

Colonial Small Cap Value Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Columbia International Fund, Variable Series
Liberty Growth & Income Fund, Variable Series

Liberty S&P 500 Index Fund, Variable Series
Liberty Select Value Fund, Variable Series

Item 23. Exhibits:

          (a)(1) Amended and Restated Agreement and Declaration of Trust dated May 22, 2000(5)

          (b)(1) By-Laws as amended and restated through August 11, 2004 (9)

          (c) Not Applicable

          (d)(1) Fund Advisory Agreement, dated as of November 1, 2003, between the Trust on behalf of Liberty Small Company Growth Fund, Columbia Large Cap Growth Fund, Liberty Asset Allocation Fund, Liberty Federal Securities Fund and Liberty Money Market Fund and Columbia Management Advisors, LLC (Columbia Management) (8)

          (d)(2) Sub-Advisory Agreement dated January 1, 2002 between the Trust, on behalf of Liberty Asset Allocation Fund, Columbia Management and Nordea Investment Management North America, Inc. (Nordea) (7)

          (d)(3) Amendment to Investment Management Agreement dated October 12, 2004, with respect to Liberty Small Company Growth Fund, Columbia Large Cap Growth Fund, Liberty Asset Allocation Fund, Liberty Federal Securities Fund and Liberty Money Market Fund (10)

          (d)(4) Management Agreement dated _________ __, 2006 between the Trust and Columbia Management, with respect to, with respect to Colonial Small Cap Value Fund, Colonial Strategic Income Fund, Columbia International Fund, Liberty Growth & Income Fund, Liberty S&P 500 Index Fund and Liberty Select Value Fund
(11)

          (d)(5)(i) [Management and Sub-Advisory Agreement dated ________ __, 2006 between the Trust, LASC and Colonial Management Associates, Inc. (Colonial), with respect to Liberty S&P 500 Index Fund (11)]

          (e)(1) Underwriting Agreement between the Trust and Columbia Funds Distributor, Inc. (CFD, formerly named Liberty Funds Distributor, Inc.) dated April 23, 1999, as amended August 3, 1999 (4)

          (e)(2) 12b-1 Plan Implementing Agreement between the Trust and CFD, dated June 1, 2000, with respect to Liberty Small Company Growth Fund, Columbia Large Cap Growth Fund, Liberty Asset Allocation Fund, Liberty Federal Securities Fund and Liberty Money Market Fund (5)

          [ (e)(3) 12b-1 Plan Implementing Agreement between the Trust and CFD, dated ___________ ___, 2006, with respect to Colonial Small Cap Value Fund, Colonial Strategic Income Fund, Columbia International Fund, Liberty Growth & Income Fund, Liberty S&P 500 Index Fund and Liberty Select Value Fund (11)]

          (f) Not applicable

          (g)(1) Amended and Restated Master Custodian Agreement between the Trust and State Street Bank and Trust Company, dated September 19, 2005

          (g)(2) Appendix A to Amended and Restated Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated September 19, 2005

          (h)(1) Form of Administrative Agreement dated as of January 3, 1995 between the Trust, on behalf of each of the Funds, and Columbia Management

          (h)(2) Joinder and Release Agreement (including Transfer Agency Agreement between Registrant on behalf of Liberty Small Company Growth Fund, Columbia Large Cap Growth Fund, Liberty Asset Allocation Fund, Liberty Federal Securities Fund and Liberty Money Market Fund and Liberty Investment Services, Inc. dated December 9, 1988.) with respect to Transfer Agency Agreement dated as of November 3, 1998 among the Trust, Columbia Funds Services, Inc. (formerly named Liberty Funds Services, Inc.) and SteinRoe Services Inc.(3)

          (h)(4)(i) Amended and Restated Participation Agreement dated April 3, 1998 among the Trust, Keyport Life Insurance Company and Keyport Financial Services Corp (1)

          (h)(4)(ii) Participation Agreement dated as of October 1, 1993 among the Trust, Keyport Financial Services Corp. and Independence Life Annuity Company(2)

          (h)(4)(iii) Participation Agreement dated as of April 15, 1994 among the Trust, Transamerica Occidental Life Insurance Company, Stein Roe and Charles Schwab & Co., Inc. (2)

          (h)(4)(iv) Participation Agreement dated as of December 1, 1994 among the Trust, First Transamerica Life Insurance Company, Stein Roe and Charles Schwab & Co., Inc. (2)

          (h)(4)(v) Participation Agreement dated May 8, 1998 among the Trust, Keyport Benefit Life Insurance Company, and Keyport Financial Services Corp.(2)

          (h)(5) Form of Pricing and Bookkeeping Agreement between the Trust on behalf of the Funds and Columbia Management

          (i)(1) Opinion and consent of counsel with respect to Liberty Small Company Growth Fund, Columbia Large Cap Growth Fund, Liberty Asset Allocation Fund, Liberty Federal Securities Fund and Liberty Money Market Fund (1)

          (i)(2) Opinion and consent of counsel with respect to Colonial Small Cap Value Fund, Colonial Strategic Income Fund, Columbia International Fund, Liberty Growth & Income Fund, Liberty S&P 500 Index Fund and Liberty Select Value Fund (11)

          (j) Consent of Independent Registered Public Accountant (PWC) (11)

          (k) Not applicable

          (l) Not applicable

          (m)(1) Rule 12b-1 Distribution Plan dated May 11, 2005

          (m)(2) Rule 12b-1 Inter-Distributor Agreement dated June 1, 2000 (5)

          (m)(3) Rule 12b-1 Distribution Plan dated _______ __, 2006, with respect to Colonial Small Cap Value Fund, Colonial Strategic Income Fund, Columbia International Fund, Liberty Growth & Income Fund, Liberty S&P 500 Index Fund and Liberty Select Value Fund (11)

          (n) Not applicable

          (o) Plan pursuant to Rule 18f-3(d) dated June 1, 2000(5)

          (p)(1) Code of Ethics of Columbia Management Advisors, Inc., the Funds and Columbia Funds Distributor, Inc., as revised November 14, 2003 - filed as Exhibit (r) in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-8953), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

          (p)(2) Code of Ethics of Nordea(6)

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth - filed in Part C, Item 24(2) of

Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-8953), filed with the Commission on or about December 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

          (1) Incorporated by Reference to Post-Effective Amendment No. 13 to this Registration Statement filed April 1998.

          (2) Incorporated by Reference to Post-Effective Amendment No. 14 to this Registration Statement filed May 1998.

          (3) Incorporated by Reference to Post-Effective Amendment No. 16 to this Registration Statement filed April 1999.

          (4) Incorporated by Reference to Post-Effective Amendment No. 17 to this Registration Statement filed March 2000.

          (5) Incorporated by Reference to Post-Effective Amendment No. 19 to this Registration Statement filed on or about June 1, 2000.

          (6) Incorporated by Reference to Post-Effective Amendment No. 21 to this Registration Statement filed on or about April 16, 2001.

          (7) Incorporated by Reference to Post-Effective Amendment No. 22 to this Registration Statement filed April 2002.

          (8) Incorporated by Reference to Post-Effective Amendment No. 24 to this Registration Statement filed April 23, 2004.

          (9) Incorporated by Reference to Post-Effective Amendment No. 25 to this Registration Statement filed February 16, 2005.

          (10) Incorporated by Reference to Post-Effective Amendment No. 26 to this Registration Statement filed May 1, 2005.

          (11) To be filed by amendment hereto.

Item 24. Persons Controlled by or under Common Control with Registrant

          None.

Item 25. Indemnification

          Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit (a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

               Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

               To the extent required under the 1940 Act,

               (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

               (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

               (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advance, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

               Article Tenth also provides that its indemnification provisions are not exclusive. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

               Registrant, its trustees and officers, its investment adviser, the other investment companies advised by Columbia Management, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

               In addition, Columbia Management maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any error, omission, or breach of any duty owed to the Trust or the Fund by the investment advisor.

Item 26. Business and Other Connections of Investment Adviser Nordea Investment Management North America, Inc. (Nordea) is the sub-advisor to Liberty Asset Allocation Fund, Variable Series. Nordea is an indirect wholly owned subsidiary of Nordea AB.

          The business and other connections of the officers and directors of Nordea is incorporated by reference from Nordea's Form ADV, as most recently filed with the Securities and Exchange Commission. The file number of such ADV Form is File No. 801-56180.

          The business and other connections of the officers and directors of Columbia Management Advisors, Inc. are listed on the Form ADV of Columbia Management Advisors, Inc. as currently on file with the Commission (File No. 801-5930).

Item 27. Principal Underwriter

(a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Floating Rate Fund, Columbia Floating Rate Advantage Fund, Columbia Institutional Floating Rate Income Fund, Columbia Acorn Trust, Wanger Advisors Trust, Galaxy Fund and for Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund Inc. and Columbia Technology Fund, Inc.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

                                 (2)                (3)
          (1)           Position and Offices   Positions and
  Name and Principal       with Principal      Offices with
   Business Address*         Underwriter        Registrant
  ------------------    --------------------   -------------
Ahmed, Yakob            V.P.                       None
Aldi, Andrew            V.P.                       None
Anderson, Judith        V.P.                       None
Ash, James              V.P.                       None
Banks, Keith            Director                   None
Ballou, Rick            Sr. V.P.                   None
Bartlett, John          Managing Director          None
Blumenfeld, Alexander   V.P.                       None
Bozek, James            Sr. V.P.                   None

Brantley, Thomas        Sr. V.P.-Tax               None
Brown, Beth             Sr. V.P.                   None
Buff, Stephen O.        Chief Compliance           None
                        Officer
Claiborne, Douglas      Sr. V.P.                   None
Climer, Quentin         V.P.                       None
Conley, Brook           V.P.                       None
Davis, W. Keith         Sr. V.P.-Tax               None
Desilets, Marian        V.P.                       None
Devaney, James          Sr. V.P.                   None
Doyle, Matthew          V.P.                       None
Emerson, Kim P.         Sr. V.P.                   None
Evans, C. Frazier       Managing Director          None
Feldman, David          Managing Director          None
Feloney, Joseph         Sr. V.P.                   None
Ferullo, Jeanne         V.P.                       None
Fisher, James           V.P.                       None
Ford, David             V.P.                       None
Froude, Donald          Director/President         None
Gellman, Laura D.       Conficts of Interest       None
                        Officer
Gentile, Russell        V.P.                       None
Goldberg, Matthew       Sr. V.P.                   None
Grace, Anthony          V.P.                       None
Gubala, Jeffrey         V.P.                       None
Guenard, Brian          V.P.                       None
Iudice, Jr., Philip     Treasurer and CFO          None
Jones, Cynthia          V.P.                       None
Kerin, Matthew A.       Chief Operating            None
                        Officer

Henderson, R. Scott     Secretary                Secretary
Lynch, Andrew           Managing Director          None
Lynn, Jerry             V.P.                       None
Marcelonis, Sheila      V.P.                       None
Moberly, Ann R.         Sr. V.P.                   None
Morse, Jonathan         V.P.                       None
Mroz, Gregory S.        Sr. V.P.-Tax               None
Nickodemus, Paul        V.P.                       None
Owen, Stephanie         V.P.                       None
Owens, Jennifer B.      Operational Risk           None
                        Officer
Penitsch, Marilyn       V.P.                       None
Piken, Keith            Sr. V.P.                   None
Ratto, Gregory          V.P.                       None
Reed, Christopher B.    Sr. V.P.                   None
Ross, Gary              Sr. V.P.                   None
Schug, Derek            V.P.                       None
Scully-Power, Adam      V.P.                       None
Seller, Gregory         V.P.                       None
Shea, Terence           V.P.                       None
Sideropoulos, Lou       Sr. V.P.                   None
Studer, Eric            Sr. V.P.                   None
Unckless, Amy L.        Corporate Ombudsman        None
Waldron, Thomas         V.P.                       None
Walsh, Brian            V.P.                       None
Wess, Valerie           Sr. V.P.                   None
Wilson, Christopher     Sr. V.P.                 President
Yates, Susan            V.P.                       None

----------
*    The address for each individual is One Financial Center, Boston, MA 02111.

Item 28. Location of Accounts and Records

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's investment advisor and administrator; Registrant's transfer and dividend disbursing agent, Columbia Funds Services, Inc. (formerly named Liberty Funds Services, Inc.); Registrant's principal underwriter, Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.); and Registrant's custodian, State Street Corporation (formerly named State Street Bank and Trust Company). The address of the Registrant, the transfer agent, and the underwriter is One Financial Center Boston, MA 02111; the address of Columbia Management is 100 Federal Street, Boston, MA 02110; and the address of State Street Corporation is 2 Avenue De Lafayette Boston, MA 02110-2900.

Item 29. Management Services

          Pursuant to an Administration Agreement with the Registrant on behalf of all the Funds dated as of January 3, 1995, Columbia Management provides each of the Funds with administrative services. These services include the provision of office space and equipment and facilities in connection with the maintenance of the Registrant's headquarters, preparation and filing of required reports, arrangements for meetings, maintenance of the Registrant's corporate books and records, communication with shareholders, and oversight of custodial, accounting and other services provided to the Funds by others. Columbia Management pays all compensation of the Registrant's trustees, officers and employees who are employees of Columbia Management. Columbia Management may, in its discretion, arrange for such services to be provided by any of its affiliates.

          Under separate agreements, Columbia Management also acts as the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder account records and for pricing and bookkeeping services.

Item 30. Undertakings

          Not Applicable

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of SteinRoe Variable Investment Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SteinRoe Variable Investment Trust, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(a) and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 25th day of January, 2006.

STEINROE VARIABLE INVESTMENT TRUST


By: /s/ Christopher L. Wilson
    ---------------------------------
    Christopher L. Wilson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

        SIGNATURES                               TITLE                 DATE
        ----------                               -----                 ----


/s/ CHRISTOPHER L. WILSON                   President (Chief       January 25, 2006
-------------------------------------      Executive Officer)
Christopher L. Wilson


/s/ J. KEVIN CONNAUGHTON                  Treasurer (principal     January 25, 2006
-------------------------------------      financial officer)
J. Kevin Connaughton


/s/ MICHAEL G. CLARKE                   Chief Accounting Officer   January 25, 2006
-------------------------------------     (principal accounting
Michael G. Clarke                           officer)


DOUGLAS A. HACKER*                               Trustee
-------------------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                            Trustee
-------------------------------------
Janet Langford Kelly


RICHARD W. LOWRY*                                Trustee
-------------------------------------
Richard W. Lowry



WILLIAM E. MAYER*                                Trustee
-------------------------------------
William E. Mayer


DR. CHARLES R. NELSON*                           Trustee           /s/ VINCENT P. PIETROPAOLO
-------------------------------------                              ------------------------------
Dr. Charles R. Nelson                                              Vincent P. Pietropaolo
                                                                   Attorney-in-fact

                                                                   January 25, 2006.
JOHN J. NEUHAUSER*                               Trustee
-------------------------------------
John J. Neuhauser


PATRICK J. SIMPSON*                              Trustee
-------------------------------------
Patrick J. Simpson


THOMAS E. STITZEL*                               Trustee
-------------------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                              Trustee
-------------------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                               Trustee
-------------------------------------
Anne-Lee Verville


RICHARD L. WOOLWORTH*                            Trustee
-------------------------------------
Richard L. Woolworth

                                    EXHIBITS

          (g)(1) Amended and Restated Master Custodian Agreement between the Trust and State Street Bank and Trust Company, dated September 19, 2005

          (g)(2) Appendix A to Amended and Restated Custodian Agreement between the Trust and State Street Bank and Trust Company, dated September 19, 2005

          (h)(5) Form of Pricing and Bookkeeping Agreement between the Trust on behalf of the Funds and Columbia Management

          (m)(1) Rule 12b-1 Distribution Plan dated May 11, 2005